UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
460 Polaris Parkway	1095 Avenue of the Americas
Westerville, OH 43082	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 through April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Exchange-Traded Funds

April 30, 2016 (Unaudited)

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not NAV) through a brokerage account, and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

June 27, 2016

Dear Shareholder,

I am pleased to report that JPMorgan Exchange Traded Funds (ETFs) met their performance objectives with positive returns and a favorable risk profile for the six months ended April 30, 2016. Four of our seven ETFs outperformed their market-capitalization weighted benchmark indexes for the semi-annual period, while the remaining three ETFs had less than six months of performance since inception. Meanwhile, our Diversified Return Global Equity ETF (JPGE) earned an award for “Most Innovative Equity ETF — Performance” at the Fund Action ETF Awards Ceremony this past February.1 While it is inevitable, of course, that our results will not stand out in every investment environment, our record to date testifies, above all, to the effectiveness of our risk framework, which systematically diversifies exposures across economic sectors and geographic regions.

“The individual investor should act consistently as an investor and not as a speculator.” - Benjamin Graham, economist and pioneer of value investing

Dimensions of Diversification

Our ETFs make innovative use of one of the most proven and durable investment approaches: diversification.2 Diversification has shown its worth in virtually every market condition and, today, amid slowing growth in China, weakness in commodities prices, a halting global recovery, and investor apprehension

[1]

Only funds with their management/advisory company or team based in the USA or Canada were eligible for the Fund Action ETF US Performance Awards 2016. The ETF awards were judged based on performance and/or asset flows over a 12month period ending in September 2015. As well as performance data, judges also considered the management firm’s and fund’s reputation in the market place — they also gave credit to managers who have shown innovation in new products and fee offerings, etc. The awards were only given to those firms who demonstrated solid performance, positive asset flows and real credibility among advisors and investors. There was no minimum asset size required for any category. The judging panel was comprised of representatives from Fund Action and industry experts. The judges were carefully selected for their wealth of experience and expertise, as well as their absence of conflicts of interest. Judging decisions were based on a number of metrics including performance, asset flows, innovation, analyst feedback, infrastructural quality and other qualitative information and structural criteria. For the 12 months ended September 30, 2015, the JPMorgan Diversified Return Global Equity ETF returned -3.62%.

[2]	Diversification does not guarantee investment returns and does not eliminate risk of loss of investment.

over future interest rate increases in the U.S. and the fallout from the U.K. referendum on exiting the European Union, the approach seems as pertinent as ever. Indeed, the uncertainties we observed in last fall’s shareholder letter have deepened. As we noted then, “we believe it’s likely that this period of relatively high market volatility will continue,” dictating the cautious “risk-adjusted” positioning characteristic of broad diversification. Our ETF strategy advances the time-tested precept. The traditional application diversifies across asset classes. The “smart beta” methodology of our underlying indexes diversifies within asset classes as well.

Smart beta methodologies have evolved out of the practice of modeling portfolios to mimic well-known equity indexes, which weight securities according to their market capitalization. These methodologies seek to avoid common risks inherent in traditional indexes, such as concentration in overvalued securities or sectors, by tracking indexes that gain exposure to return factors that have supported portfolios through volatile periods, such as underpriced stocks and stocks that have tended to hold their value in unstable markets. Our recent research, presented in “Smart Beta: Evolution, not Revolution” (available at www.jpmorganetfs.com), examines the strategy in greater detail and explains how it improves upon conventional index investing.

Toward a Steadier Course

The gains achieved since inception by our hedged and unhedged global and regional ETFs, along with your support, have encouraged us to extend our research and broaden our range of ETF solutions to provide what we believe to be unparalleled diversification for equity portfolios. That diversification, we believe, offers the surest means to stay on track through turbulent markets and reap the rewards of long-term compounding. We appreciate and honor your trust, and we look forward to smoothing your path to long-term portfolio growth for many years to come.

If you have any questions, please visit www.jpmorganetfs.com or call J.P. Morgan Exchange Traded Funds at 1-844-457-6383.

Sincerely yours,

Robert F. Deutsch

President, J.P. Morgan Exchange Traded Funds

J.P. Morgan Asset Management

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	1

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Emerging Markets Equity ETF*	1.35%
Market Price**	0.60%
FTSE Emerging Diversified Factor Index (net of foreign withholding taxes)	1.87%
FTSE Emerging Index (net of foreign withholding taxes)	0.88%
MSCI Emerging Markets Index (net of foreign withholding taxes)	-0.13%

Net Assets as of 4/30/2016	$26,664,311

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Emerging Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides emerging markets equity exposure, diversified across emerging market regions and super-sectors. The Underlying Index uses a proprietary multi-factor stock selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index methodology includes quarterly rebalancing and liquidity screens.

HOW DID THE MARKET PERFORM?

Prices for emerging market equities generally fell during the six months ended April 30, 2016, which proved to be an extremely volatile period. This performance masks significant dispersion in performance among sectors and regions. The sharp rise in basic materials and crude oil prices in the early part of 2016 helped the commodities sector to lead the broader market for the reporting period. On the flip side, the defensives and industrials sectors fell during the reporting period, reflecting an investor shift to higher risk sectors in early 2016.

On a regional basis, equity prices in the China/India/Pakistan region fell during the reporting period and proved to be a significant drag on emerging market equity returns given that China was the center of investor worries. Investors also sold stocks in India in favor of rebounding cyclical markets elsewhere. Not surprisingly, commodity dependent Latin America and Europe/Middle East/Africa performed strongly in U.S. dollar terms, combining improved investor sentiment and currency strength.

At their low in January, emerging market equity valuations as a whole fell to 1.2 times greater than book value, a level rarely seen over the past 30 years in emerging markets. Since then, a sharp rebound in commodity prices and a diminished focus on China risk led to a significant rally that pushed equity prices higher to roughly 1.4 times greater than book value, which was still a level that the Fund’s managers considered attractive in historical terms.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the six months ended April 30, 2016, and underperformed the Underlying Index by 0.52%, but outperformed both the FTSE Emerging Index and the MSCI Emerging Markets Index, broader market capitalization weighted indexes.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviations from the Underlying Index were related to issues around local market access in certain countries, differences in the net asset value calculations and foreign exchange pricing between the Underlying Index and the Fund, and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s and Underlying Index’s largest allocations of assets were to China/India/Pakistan and Europe/Middle East/Africa and the smallest allocations were to ASEAN (Indonesia, Malaysia, Philippines and Thailand) and North Asia (Taiwan). In terms of sectors, the Fund’s and Underlying Index’s largest weightings were in the financials and industrials sectors, while the smallest weightings were in the commodities and defensives sectors.

2	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	iShares MSCI India ETF	8.6%
2.	Tencent Holdings Ltd.	3.0
3.	China Mobile Ltd.	2.9
4.	Taiwan Semiconductor Manufacturing Co., Ltd.	2.7
5.	Hon Hai Precision Industry Co., Ltd.	1.8
6.	Ambev S.A.	1.5
7.	Gazprom OAO	1.3
8.	America Movil SAB de CV	1.2
9.	Fomento Economico Mexicano SAB de CV	1.2
10.	China Construction Bank Corp.	1.2

PORTFOLIO COMPOSITION BY COUNTRY****
China	19.3%
Taiwan	18.1
India	8.5
South Africa	8.1
Brazil	7.1
Russia	6.1
Mexico	6.0
Malaysia	5.9
Indonesia	5.1
Thailand	3.4
Philippines	3.0
Turkey	2.3
Chile	2.0
Poland	1.4
United Arab Emirates	1.3
Other (each less than 1%)	2.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $44.44 as of April 30, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $44.14 as of April 30, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s composition is subject to change.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE	6 MONTH	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value	1/07/2015	1.35%	-16.66%	-6.40%
Market Price		0.60	-17.70	-6.86

LIFE OF FUND PERFORMANCE (1/07/15 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 7, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Emerging Markets Equity ETF, the FTSE Emerging Diversified Factor Index, the FTSE Emerging Index, and the MSCI Emerging Markets Index from January 7, 2015 to April 30, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Emerging Diversified Factor Index, the FTSE Emerging Index and the MSCI Emerging Markets Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Emerging Diversified Factor Index is an index comprised of equity securities from emerging markets selected to represent a diversified set of factor characteristics, originally developed by the adviser and its holdings are selected by the index provider primarily from the constituents of the FTSE Emerging Index. The FTSE Emerging Index

is part of the FTSE Global Equity Index Series. The series includes large and mid cap securities from advanced and secondary emerging markets, classified in accordance with FTSE’s transparent Country Classification Review Process. The FTSE Emerging Index provides investors with a comprehensive means of measuring the performance of the most liquid companies in the emerging markets. FTSE International Limited is the index provider for the two FTSE indexes. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

JPMorgan Diversified Return Europe Currency Hedged ETF

FUND COMMENTARY

FOR THE PERIOD APRIL 1, 2016 (FUND INCEPTION DATE) THROUGH APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Europe Currency Hedged ETF*.	1.08%
Market Price**	1.08%
FTSE Developed Europe Diversified Factor 100% Hedged to USD Index (net of foreign withholding taxes)	1.38%
FTSE Developed Europe Diversified Factor Index (net of foreign withholding taxes)	1.37%
FTSE Developed Europe Index (net of foreign withholding taxes)	2.39%

Net Assets as of 4/30/2016	$25,272,638

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Europe Currency Hedged ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks large and mid-cap equity securities in Europe and is diversified across industries. The Underlying Index uses a proprietary multifactor security selection process that measures valuation, momentum and quality. The Underlying Index methodology includes quarterly rebalancing. The Underlying Index attempts to minimize the impact of exchange rate fluctuations by hedging out European currency exposure.

HOW DID THE MARKET PERFORM?

European equity markets experienced increased volatility in 2016 amid investor concerns about continued economic weakness in the European Union (EU) and slowing growth in China. Prices for European equities fell sharply in January, though healthy corporate earnings provided some support for stocks.

In March 2016, the European Central Bank expanded both the size and scope of its asset purchase program, pushed deposit rates further negative and extended a program aimed at boosting bank lending. By the end of April, equity markets in Europe had rebounded somewhat as China’s economy appeared to stabilize and the data showed strength in European output. Meanwhile, negotiations between Greece and its creditors remain unresolved and threatened additional European Union (EU) loans to help the country meet July debt repayments. Also, a June referendum on Britain’s potential exit from the EU added further economic uncertainty. For the period April 1, 2016 to April 30, 2016, the FTSE Developed Europe Index returned 2.39%.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the period April 1, 2016 to April 30, 2016. During the period, the Fund’s performance deviated by -0.30% from the Underlying Index and by -0.31% from the FTSE Developed Europe Diversified Factor Index, which holds the same securities as the Underlying Index but, employs no currency hedge. The Fund also underperformed the FTSE Developed Europe Net Index, which is a more traditional market capitalization weighted index.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in performance relative to the Underlying Index were not significant. The majority of the Fund’s deviation against the Underlying Index was due to differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

By seeking to track the Underlying Index, the Fund seeks to deliver risk-adjusted returns by avoiding undue concentrations of risk that tend to characterize more traditional market-cap weighted indexes. The Underlying Index’s weightings are structured to distribute risk evenly across 10 economic sectors. A multi-factor stock screen is then used to identify the most attractive stocks in each sector, while avoiding the least attractive stocks.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $25.27 as of April 30, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $25.27 as of April 30, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Diversified Return Europe Currency Hedged ETF

FUND COMMENTARY

FOR THE PERIOD APRIL 1, 2016 (FUND INCEPTION DATE) THROUGH APRIL 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE	SINCE INCEPTION
JPMorgan Diversified Return Europe Currency Hedged ETF
Net Asset Value	4/01/2016	1.08%
Market Price		1.08

LIFE OF FUND PERFORMANCE (4/01/16 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 1, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Europe Currency Hedged ETF, the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index, the FTSE Developed Europe Diversified Factor Index, and the FTSE Developed Europe Index from April 1, 2016 to April 30, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index, the FTSE Developed Europe Diversified Factor Index, and the FTSE Developed Europe Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed Europe Diversified Factor 100% Hedged to USD Index and the FTSE Developed Europe Diversified Factor Index are indexes comprised of equity securities from developed Europe selected to represent a diversified set of factor characteristics, originally developed by the adviser, and their equity holdings are selected by the index provider primarily from the constituents of the FTSE Developed Europe Index. The FTSE Developed Europe Diversified Factor 100% Hedged to USD Index represents European stock performance with the foreign currency risk of the index securities hedged against the U.S. dollar on a monthly basis. These two indexes include large and mid cap stocks providing coverage of developed European markets. FTSE Developed Europe Index is a market capitalization weighted index representing the performance of large and mid cap companies in developed European markets. FTSE International Limited is the index provider for the three indexes. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

JPMorgan Diversified Return Europe Equity ETF

FUND COMMENTARY

FOR THE PERIOD DECEMBER 18, 2015 (FUND INCEPTION DATE) THROUGH APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Europe Equity ETF*	3.55%
Market Price**	3.59%
FTSE Developed Europe Diversified Factor Index (net of foreign withholding taxes)	3.26%
FTSE Developed Europe Index (net of foreign withholding taxes)	1.41%
MSCI Europe Index (net of foreign withholding taxes)	1.37%

Net Assets as of 4/30/2016	$56,945,975

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Europe Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks large and mid-cap equity securities in Europe, diversified across industries. The Underlying Index uses a proprietary multifactor security selection process that measures the following characteristics: valuation, momentum and quality. The Underlying Index methodology includes quarterly rebalancing and liquidity screens.

HOW DID THE MARKET PERFORM?

European equity markets experienced increased volatility in 2016 amid investor concerns about continued economic weakness in the European Union (EU) and slowing growth in China. Prices for European equities fell sharply in January, though healthy corporate earnings provided some support for stocks.

In March 2016, the European Central Bank expanded both the size and scope of its asset purchase program, pushed deposit rates further negative and extended a program aimed at boosting bank lending. By the end of April, equity markets in Europe had rebounded somewhat as China’s economy appeared to stabilize and the data showed strength in European output. Meanwhile, negotiations between Greece and its creditors remain unresolved and threatened additional EU loans to help the country meet July debt repayments. Also, a June referendum on Britain’s potential exit from the EU added further economic uncertainty. For the period December 18, 2015 to April 30, 2016, the FTSE Developed Europe Index returned 1.41% and the MSCI Europe Index (net of foreign withholding taxes) returned 1.37%.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the period December 18, 2015 to April 30, 2016. During the period, the Fund outperformed the Underlying Index. The Fund also outperformed the FTSE Developed Europe Index and the MSCI Europe Index, which are more traditional market capitalization weighted indexes.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in performance relative to the Underlying Index were not significant. The majority of the Fund’s deviation against the Underlying Index was due to differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

Relative to market-cap weighted indexes, the Fund’s and Underlying Index’s sector allocation approach contributed to performance, most notably from an underweight position in the financials sector. The Fund and its Underlying Index also saw small positive returns from the combination of the multi-factor screening and equal stock weighting approach, again most prominently in the financials sector.

HOW WAS THE FUND POSITIONED?

By seeking to track the Underlying Index, the Fund seeks to deliver superior risk-adjusted returns by avoiding undue concentrations of risk that tend to characterize more traditional market-cap weighted indexes. The Underlying Index’s weightings are structured to distribute risk evenly across 10 economic sectors. At the end of the reporting period, the Fund’s largest country weightings were in the U.K., France and Germany, while its smallest positions were in the U.S., Ireland and Luxembourg. The Fund’s largest sector weightings were in utilities, health technology and communications, while its smallest positions were in distribution services, health services and consumer durables. A multi-factor stock screen is then used to identify the most attractive stocks in each sector based on these factors, while avoiding the least attractive stocks.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Diversified Return Europe Equity ETF

FUND COMMENTARY

FOR THE PERIOD DECEMBER 18, 2015 (FUND INCEPTION DATE) THROUGH APRIL 30, 2016 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Vodafone Group plc	2.4%
2.	SAP SE	2.3
3.	Iberdrola S.A.	2.1
4.	Novartis AG	2.0
5.	GlaxoSmithKline plc	1.9
6.	Swisscom AG	1.8
7.	Roche Holding AG	1.7
8.	National Grid plc	1.4
9.	British American Tobacco plc	1.3
10.	TOTAL S.A.	1.3

PORTFOLIO COMPOSITION BY COUNTRY****
United Kingdom	25.6%
France	14.6
Germany	11.7
Switzerland	11.3
Spain	7.5
Sweden	7.3
Netherlands	4.6
Finland	4.1
Italy	3.0
Denmark	2.9
Belgium	2.6
Norway	2.1
Other (each less than 1%)	2.7

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $51.77 as of April 30, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $51.79 as of April 30, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s composition is subject to change.

8	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE	SINCE INCEPTION
JPMorgan Diversified Return Europe Equity ETF
Net Asset Value	12/18/2015	3.55%
Market Price		3.59

LIFE OF FUND PERFORMANCE (12/18/15 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 18, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Europe Equity ETF, the FTSE Developed Europe Diversified Factor Index, the FTSE Developed Europe Index, and the MSCI Europe Index from December 18, 2015 to April 30, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed Europe Diversified Factor Index, the FTSE Developed Europe Index, and the MSCI Europe Net Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed Europe Diversified Factor Index is an index comprised of equity securities from the developed Europe market selected to represent a diversified set of factor characteristics, originally developed by the adviser, and its equity holdings are selected by the index provider primarily from the constituents of the FTSE Developed Europe Index. The FTSE Developed Europe Diversified Factor Index includes large and mid-cap stocks providing coverage of developed European markets. The FTSE Developed Europe Index is a market capitalization weighted index representing the performance of large and mid-cap companies in developed European markets. FTSE International Limited is the index provider for these two indexes. The MSCI Europe Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe. The MSCI Europe Index consists of the following 15 developed market country indices: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan Diversified Return Global Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Global Equity ETF*	2.46%
Market Price**	2.16%
FTSE Developed Diversified Factor Index (net of foreign withholding taxes)	2.99%
FTSE Developed Index (net of foreign withholding taxes)	-1.02%
MSCI World Index (net of foreign withholding taxes)	-1.05%

Net Assets as of April 30, 2016	$60,936,333

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Global Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides exposure to large and mid-cap equity securities in developed global markets, diversified across global regions and industries. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: relative valuation, price momentum, low volatility and specific market capitalization. The Underlying Index’s methodology includes quarterly rebalancing and liquidity screens.

HOW DID THE MARKET PERFORM?

Financial market volatility rose sharply in the first two months of 2016 amid investor concerns about economic stability in China, falling global oil prices and uncertainty about the direction of central bank interest rate policy in the U.S. However, the U.S. Federal Reserve responded to global conditions by adopting a more accommodative policy stance and central banks in China, Japan and the European Union took further steps to stabilize markets and extend economic expansion. By the end of March, global prices for both equities and crude oil had rebounded from mid-February lows.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2016, the Fund posted a positive absolute performance but experienced a deviation of -0.53% relative to the Underlying Index.

On an absolute basis, the Fund’s and the Underlying Index’s positions in the heath care and industrials sectors were leading contributors to performance for the six month reporting period, while their positions in the financials and technology sectors were the sole detractors from performance.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to specific country trading limits, differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s and the Underlying Index’s largest allocation of assets was to North American markets — particularly the U.S. — with smaller allocations to Asia, Europe and Japan. In terms of sectors, the Fund’s and the Underlying Index’s largest average weighting were in the consumer goods, consumer services and health care sectors, while the smallest weightings were in the oil & gas, basic materials and telecommunications sectors.

10	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Samsung Electronics Co., Ltd.	0.5%
2.	CSL Ltd.	0.5
3.	Scentre Group	0.4
4.	Transurban Group	0.4
5.	POSCO	0.4
6.	NAVER Corp.	0.4
7.	Singapore Telecommunications Ltd.	0.4
8.	Wesfarmers Ltd.	0.4
9.	Toyota Motor Corp.	0.4
10.	CK Hutchison Holdings Ltd.	0.4

PORTFOLIO COMPOSITION BY COUNTRY****
United States	25.7%
Japan	21.4
South Korea	9.4
Australia	9.3
France	4.2
United Kingdom	4.1
Hong Kong	4.0
Sweden	2.8
Germany	2.8
Canada	2.6
Singapore	2.5
Spain	2.2
Switzerland	2.1
Netherlands	1.4
Norway	1.1
Other (each less than 1%)	4.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.78 as of April 30, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $50.78 as of April 30, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s composition is subject to change.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan Diversified Return Global Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016 (Unaudited)

	INCEPTION DATE	6 MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Global Equity ETF
Net Asset Value	6/16/2014	2.46%	-0.97%	2.23%
Market Price		2.16	-0.94	2.23

LIFE OF FUND PERFORMANCE (6/16/14 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 16, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Global Equity ETF, the FTSE Developed Diversified Factor Index, the FTSE Developed Index, and the MSCI World Index from June 16, 2014 to April 30, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed Diversified Factor Index, the FTSE Developed Index and the MSCI World Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed Diversified Factor Index is an index comprised of equity securities from developed global markets selected to represent a diversified set of factor characteristics, originally developed by the adviser and its holdings are selected by the index provider primarily from the constituents of the FTSE Developed Index. The FTSE Developed Index is a market-capitalization weighted index representing the performance of large and mid cap companies in Developed markets. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. FTSE International Limited is the index provider for the two indexes. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

JPMorgan Diversified Return International Currency Hedged ETF

FUND COMMENTARY

FOR THE PERIOD APRIL 1, 2016 (FUND INCEPTION DATE) THROUGH APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return International Currency Hedged ETF*	0.20%
Market Price**	0.28%
FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index (net of foreign withholding taxes)	1.71%
FTSE Developed ex North America Diversified Factor Index (net of foreign withholding taxes)	2.05%
FTSE Developed ex North America Index (net of foreign withholding taxes)	2.75%

Net Assets as of 4/30/2016	$25,044,447

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Currency Hedged ETF (the “Fund”) seeks results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks large- and mid-cap equity securities in developed markets outside North America. The Underlying Index uses a proprietary multi-factor selection process that measures the following characteristics: relative valuation, price momentum, low volatility and specific market capitalization. The Underlying Index attempts to minimize the impact of exchange rate fluctuations by hedging currency exposure against the U.S. dollar.

HOW DID THE MARKET PERFORM?

For the 30 days ended April 30, 2016, developed market equity prices generally rose as increased stimulus measures from the European Central Bank, improved economic data in China, strength in global oil prices and accommodative interest rate policy from the U.S. Federal Reserve drove investors toward equity assets. The FTSE Developed ex North America Index returned 2.75% the reporting period.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the period April 1, 2016 to April 30, 2016. In terms of relative performance, the Fund’s performance deviated from the Underlying Index by -1.51% and deviated from the FTSE Developed ex North America Diversified Factor Index by -1.85%. The Fund also underperformed the FTSE Developed ex North America Index.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance to the Underlying Index were not significant. The majority of the Fund’s deviation against the Underlying Index was due to differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

By seeking to track the Underlying Index, the Fund seeks to deliver superior risk-adjusted returns by avoiding undue concentrations of risk that tend to characterize more traditional market-cap weighted indexes. The Underlying Index’s weightings are structured to distribute risk evenly across 10 sectors. A multi-factor stock screen is then used to identify the most attractive stocks in each sector, while avoiding the least attractive stocks.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $25.04 as of April 30, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $25.07 as of April 30, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan Diversified Return International Currency Hedged ETF

FUND COMMENTARY

FOR THE PERIOD APRIL 1, 2016 (FUND INCEPTION DATE) THROUGH APRIL 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE	SINCE INCEPTION
JPMorgan Diversified Return International Currency Hedged ETF
Net Asset Value	4/01/2016	0.20%
Market Price		0.28

LIFE OF FUND PERFORMANCE (4/01/16 TO 04/30/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 1, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Currency Hedged ETF, the FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index, the FTSE Developed ex North America Diversified Factor Index, and the FTSE Developed ex North America Index from April 1, 2016 to April 30, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index, the FTSE Developed ex North America Diversified Factor Index, and the FTSE Developed ex North America Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index and the FTSE Developed ex North America Diversified Factor Index are indexes comprised of equity securities from developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, originally developed by the adviser, and their equity holdings are selected by the index provider primarily from the constituents of the FTSE Developed ex North America Index. The FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index represents international stock performance with the foreign currency risk of the index securities hedged against the U.S. dollar on a monthly basis. These two indexes include large and mid-cap stocks providing coverage of developed markets outside of North America. The FTSE Developed ex North America Index a market capitalization weighted index representing the performance of large and mid-cap companies in developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. FTSE International Limited is the index provider for the three indexes. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return International Equity ETF*	0.05%
Market Price**	0.13%
FTSE Developed ex North America Diversified Factor Index (net of foreign withholding taxes)	0.67%
FTSE Developed ex North America Index (net of foreign withholding taxes)	-2.85%
MSCI EAFE Index (net of foreign withholding taxes)	-3.07%

Net Assets as of 4/30/16	$260,511,858

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks large- and mid-cap equity securities in developed markets outside North America, diversified across sectors and international regions. The Underlying Index uses a proprietary multi-factor selection process that measures the following characteristics: relative valuation, price momentum, low volatility and specific market capitalization. The Underlying Index methodology includes quarterly rebalancing and liquidity screens.

HOW DID THE MARKET PERFORM?

Financial market volatility rose sharply in the first two months of 2016 amid investor concerns about economic stability in China, falling global oil prices and uncertainty about the direction of central bank interest rate policy in the U.S. However, the U.S. Federal Reserve responded to global conditions by adopting a more accommodative policy stance and central banks in China, Japan and the European Union took further steps to stabilize markets and extend economic expansion. By the end of March, global prices for both equities and crude oil had rebounded from mid-February lows.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2016. During the period, the Fund experienced a deviation of -0.62% relative to the Underlying Index but outperformed the MSCI EAFE Index (net of foreign withholding taxes) and the FTSE Developed ex-North America Index, which are more traditional market capitalization weighted indexes.

The Fund’s and the Underlying Index’s positions in the financials and technology sectors were leading detractors from absolute performance, while the Fund’s and the Underlying Index’s positions in the health care and oil & gas sectors were leading contributors to absolute performance.

The majority of the Fund’s deviation against the Underlying Index was due to specific country trading limits, differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

Relative to market-cap weighted indexes, the Fund’s and Underlying Index’s multi-factor filter contributed to performance across all regions and in most economic sectors, particularly in basic materials, financials and health care. The Fund’s and Underlying Index’s allocation detracted from performance relative to the market-cap weighted indexes, mostly due to an underweight position in the consumer goods sector, an overweight to the oil & gas sector, an overweight position in the Pacific region (excluding Japan) and an underweight position in Europe (excluding the U.K.)

HOW WAS THE FUND POSITIONED?

By seeking to track the Underlying Index, the Fund seeks to deliver superior risk-adjusted returns by avoiding undue concentrations of risk that tend to characterize more traditional market-cap weighted indexes. The Underlying Index’s weightings are structured to distribute risk evenly across 10 sectors. A multi-factor stock screen is then used to identify the most attractive stocks in each regional sector, while avoiding the least attractive stocks. During the reporting period, the largest average sector weightings for the Fund and the Underlying Index were in the consumer services, consumer goods and health care sectors, while the smallest sector weightings were in the technology, basic materials and oil & gas sectors. The largest average regional weighting was in the Asia Pacific, excluding Japan, while the smallest weighting was in the U.K.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Royal Dutch Shell plc	0.8%
2.	GlaxoSmithKline plc	0.8
3.	BP plc	0.8
4.	Vodafone Group plc	0.6
5.	Shire plc	0.6
6.	AstraZeneca plc	0.5
7.	WPP plc	0.5
8.	BT Group plc	0.5
9.	National Grid plc	0.5
10.	Unilever plc	0.5

PORTFOLIO COMPOSITION BY COUNTRY****
Japan	24.2%
United Kingdom	22.0
South Korea	9.4
Australia	8.7
Hong Kong	5.1
France	5.0
Germany	4.2
Singapore	3.0
Sweden	2.7
Netherlands	2.4
Spain	2.2
Switzerland	2.1
Finland	1.7
Denmark	1.5
Norway	1.3
Italy	1.2
Belgium	1.1
Other (each less than 1%)	2.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.10 as of April 30, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $50.03 as of April 30, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s composition is subject to change.

16	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE	6 MONTHS	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Equity ETF
Net Asset Value	11/05/2014	0.05%	-4.40%	1.80%
Market Price		0.13	-4.76	1.70

LIFE OF FUND PERFORMANCE (11/05/14 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 5, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Equity ETF, the FTSE Developed ex North America Diversified Factor Index, the FTSE Developed ex North America Index, and the MSCI EAFE Index from November 5, 2014 to April 30, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed ex North America Diversified Factor Index, the FTSE Developed ex North America Index and the MSCI EAFE Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed ex North America Diversified Factor Index is an index comprised of equity securities from developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, originally developed by the adviser. The FTSE Developed ex North America Index is part of a range of indices designed to help investors benchmark their international investments. The index comprises large and mid cap stocks providing coverage of developed markets, excluding the U.S. and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. FTSE International Limited is the index provider for the two indexes. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 87.6%
	Brazil — 4.4%
72,491	Ambev S.A.	404,689
8,689	Banco do Brasil S.A.	55,101
4,327	Banco Santander Brasil S.A.	23,389
5,803	BB Seguridade Participacoes S.A.	50,483
16,576	BM&F Bovespa S.A. — Bolsa de Valores Mercadorias e Futuros	82,512
5,091	Centrais Eletricas Brasileiras S.A. (a)	11,517
2,089	CETIP S.A. — Mercados Organizados	25,608
5,667	Cia de Saneamento Basico do Estado de Sao Paulo	43,352
9,984	Cielo S.A.	96,814
4,026	EDP — Energias do Brasil S.A.	14,855
8,876	Embraer S.A.	51,538
3,229	Equatorial Energia S.A.	39,695
4,399	Estacio Participacoes S.A.	15,298
2,906	Fibria Celulose S.A.	25,602
2,406	Grupo BTG Pactual	13,628
11,408	JBS S.A.	30,085
23,582	Kroton Educacional S.A.	87,903
806	M Dias Branco S.A.	18,256
918	Porto Seguro S.A.	7,415
775	Smiles S.A.	9,023
2,292	Sul America S.A.	11,043
3,463	Tractebel Energia S.A.	38,293
1,572	Transmissora Alianca de Energia Eletrica S.A.	9,187

		1,165,286

	Chile — 1.9%
39,898	AES Gener S.A.	19,997
48,177	Aguas Andinas S.A., Class A	27,913
230,002	Banco de Chile	25,215
417	Banco de Credito e Inversiones	17,931
586,932	Banco Santander Chile S.A.	28,242
17,530	Cencosud S.A.	47,115
2,463	Cia Cervecerias Unidas S.A.	27,597
118,620	Colbun S.A.	31,966
55,755	Empresa Nacional de Electricidad S.A.	51,316
13,500	Empresas CMPC S.A.	30,170
55,755	Endesa Americas S.A. (a)	26,133
337,376	Enersis Americas S.A.	57,326
337,376	Enersis Chile S.A. (a)	41,317
1,509,798	Itau CorpBanca	13,723
7,544	SACI Falabella	58,385

		504,346

	China — 19.9%
12,000	3SBio, Inc. (a)	14,486

SHARES	SECURITY DESCRIPTION	VALUE($)

	China — continued
6,000	Agile Property Holdings Ltd.	3,407
134,000	Agricultural Bank of China Ltd., Class H	48,362
20,000	Air China Ltd., Class H	15,142
10,000	Anhui Conch Cement Co., Ltd., Class H	26,351
10,000	ANTA Sports Products Ltd.	25,472
17,500	BAIC Motor Corp., Ltd., Class H	14,717
404,000	Bank of China Ltd., Class H	163,578
44,000	Bank of Communications Co., Ltd., Class H	27,732
12,000	BBMG Corp., Class H	8,770
4,500	Beijing Enterprises Holdings Ltd.	23,469
54,000	Beijing Enterprises Water Group Ltd.	32,207
24,000	Beijing Jingneng Clean Energy Co., Ltd., Class H	7,572
61,000	Belle International Holdings Ltd.	37,201
1,500	Biostime International Holdings Ltd.	4,167
32,000	Brilliance China Automotive Holdings Ltd.	31,563
9,000	CAR, Inc. (a)	10,218
116,000	CGN Power Co., Ltd., Class H	37,015
12,000	China BlueChemical Ltd.	2,777
46,000	China Cinda Asset Management Co., Ltd., Class H (a)	15,063
42,000	China CITIC Bank Corp., Ltd., Class H (a)	26,340
36,000	China Communications Construction Co., Ltd., Class H	43,212
24,000	China Communications Services Corp., Ltd., Class H	11,328
9,500	China Conch Venture Holdings Ltd.	19,222
488,000	China Construction Bank Corp., Class H	309,942
22,000	China COSCO Holdings Co., Ltd., Class H (a)	8,590
33,000	China Dongxiang Group Co., Ltd.	6,797
20,000	China Eastern Airlines Corp., Ltd., Class H (a)	10,934
18,000	China Everbright Bank Co., Ltd., Class H	8,162
4,000	China Everbright Ltd.	7,896
12,000	China Foods Ltd. (a)	4,407
19,500	China Galaxy Securities Co., Ltd., Class H	17,103
12,000	China Gas Holdings Ltd.	17,325
9,000	China Hongqiao Group Ltd.	6,587
13,000	China Huarong Asset Management Co., Ltd. (a)	4,584
45,000	China Huishan Dairy Holdings Co., Ltd.	16,799
5,400	China International Marine Containers Group Co., Ltd., Class H	8,427
24,000	China Jinmao Holdings Group Ltd.	6,871
39,000	China Life Insurance Co., Ltd., Class H	89,839
29,000	China Longyuan Power Group Corp., Ltd., Class H	20,064
6,000	China Machinery Engineering Corp., Class H	4,076
16,000	China Medical System Holdings Ltd.	20,763

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
25,000	China Merchants Bank Co., Ltd., Class H	54,766
10,329	China Merchants Holdings International Co., Ltd.	30,638
33,500	China Minsheng Banking Corp., Ltd., Class H	31,466
66,500	China Mobile Ltd.	763,471
36,000	China Molybdenum Co., Ltd., Class H	6,048
24,000	China National Building Material Co., Ltd., Class H	12,374
20,000	China Overseas Land & Investment Ltd.	63,485
13,400	China Pacific Insurance Group Co., Ltd., Class H	46,986
40,000	China Power International Development Ltd.	17,073
15,000	China Railway Construction Corp., Ltd., Class H	19,069
31,000	China Railway Group Ltd., Class H	24,537
10,000	China Resources Beer Holdings Co. Ltd.	21,974
12,000	China Resources Cement Holdings Ltd.	3,948
8,000	China Resources Gas Group Ltd.	22,639
14,000	China Resources Land Ltd.	34,394
24,000	China Resources Power Holdings Co., Ltd.	40,422
29,500	China Shenhua Energy Co., Ltd., Class H	49,673
10,000	China Shipping Development Co., Ltd., Class H	7,101
24,000	China South City Holdings Ltd.	4,593
22,000	China Southern Airlines Co., Ltd., Class H	13,795
12,000	China State Construction International Holdings Ltd.	18,693
7,800	China Taiping Insurance Holdings Co., Ltd. (a)	15,894
196,000	China Telecom Corp., Ltd., Class H	97,033
22,000	China Traditional Chinese Medicine Co., Ltd. (a)	10,322
7,200	China Vanke Co., Ltd., Class H	17,971
12,000	China Zhongwang Holdings Ltd.	5,976
9,900	Chongqing Changan Automobile Co., Ltd., Class B	17,119
18,000	Chongqing Rural Commercial Bank Co., Ltd., Class H	9,461
54,000	CITIC Ltd.	78,748
12,000	CITIC Securities Co., Ltd., Class H	26,374
137,000	CNOOC Ltd.	169,239
14,000	COSCO Pacific Ltd.	14,888
30,000	Country Garden Holdings Co., Ltd.	11,837
56,000	CSPC Pharmaceutical Group Ltd.	49,772
3,500	Dalian Wanda Commercial Properties Co., Ltd., Class H	22,913
36,000	Datang International Power Generation Co., Ltd., Class H	10,227
36,000	Dongfeng Motor Group Co., Ltd., Class H	39,340
10,000	ENN Energy Holdings Ltd.	48,776
21,000	Evergrande Real Estate Group Ltd.	15,518

SHARES	SECURITY DESCRIPTION	VALUE($)

	China — continued
15,000	Far East Horizon Ltd.	11,907
19,576	Fosun International Ltd.	27,049
5,600	Fuyao Glass Industry Group Co., Ltd., Class H (a)	12,622
112,000	GCL-Poly Energy Holdings Ltd.	16,691
60,000	Geely Automobile Holdings Ltd.	29,825
8,200	GF Securities Co., Ltd., Class H	18,611
130,000	GOME Electrical Appliances Holding Ltd.	16,673
38,000	Great Wall Motor Co., Ltd., Class H	28,587
6,000	Greentown China Holdings Ltd.	4,459
8,700	Guangdong Electric Power Development Co., Ltd., Class B	4,923
32,000	Guangdong Investment Ltd.	45,186
20,000	Guangshen Railway Co., Ltd., Class H	10,360
26,000	Guangzhou Automobile Group Co., Ltd., Class H	30,214
2,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	4,237
4,800	Guangzhou R&F Properties Co., Ltd.	6,694
15,000	Haier Electronics Group Co., Ltd.	25,193
6,000	Haitian International Holdings Ltd.	10,237
18,400	Haitong Securities Co., Ltd., Class H	30,408
32,000	Huadian Fuxin Energy Corp., Ltd., Class H	6,971
22,000	Huadian Power International Corp., Ltd., Class H	11,281
54,000	Huaneng Power International, Inc., Class H	38,516
24,000	Huaneng Renewables Corp., Ltd., Class H	7,082
9,200	Huatai Securities Co., Ltd., Class H (a)	19,406
385,000	Industrial & Commercial Bank of China Ltd., Class H	206,129
12,000	Jiangsu Expressway Co., Ltd., Class H	15,770
6,000	Kingboard Chemical Holdings Ltd.	11,540
26,000	Kunlun Energy Co., Ltd.	22,571
6,718	KWG Property Holding Ltd.	4,347
2,100	Lao Feng Xiang Co., Ltd., Class B	7,976
12,000	Lee & Man Paper Manufacturing Ltd.	7,865
2,100	Legend Holdings Corp., Class H	5,074
15,500	Li Ning Co., Ltd. (a)	6,722
9,000	Longfor Properties Co., Ltd.	12,626
19,000	Luye Pharma Group Ltd. (a)	13,184
23,000	Metallurgical Corp of China Ltd., Class H	6,911
4,200	New China Life Insurance Co., Ltd., Class H	13,692
12,000	Nine Dragons Paper Holdings Ltd.	8,598
34,000	People’s Insurance Co., Group of China Ltd., Class H (The)	13,674
20,000	PICC Property & Casualty Co., Ltd., Class H	36,381
26,500	Ping An Insurance Group Company of China Ltd., Class H	124,367

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
7,000	Shandong Chenming Paper Holdings Ltd., Class H	5,511
24,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	14,408
4,500	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	12,203
3,000	Shanghai Industrial Holdings Ltd.	6,821
1,900	Shanghai Jinjiang International Hotels Development Co., Ltd.	5,751
2,600	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	8,674
1,600	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	3,652
7,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	16,533
8,500	Shengjing Bank Co., Ltd., Class H	11,568
6,000	Shenzhen Expressway Co., Ltd., Class H	5,325
9,544	Shenzhen International Holdings Ltd.	15,574
12,000	Shenzhen Investment Ltd.	4,841
7,000	Shenzhou International Group Holdings Ltd.	36,187
6,000	Shimao Property Holdings Ltd.	8,281
50,000	Sino Biopharmaceutical Ltd.	35,430
12,000	Sinofert Holdings Ltd.	1,637
21,000	Sino-Ocean Land Holdings Ltd.	9,444
9,000	Sinopec Engineering Group Co., Ltd., Class H	8,348
18,000	Sinopec Oilfield Service Corp., Class H (a)	3,932
24,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	11,773
12,400	Sinopharm Group Co., Ltd., Class H	53,000
18,000	Sinotrans Ltd., Class H	8,319
10,000	SOHO China Ltd.	5,028
10,000	Sunac China Holdings Ltd.	6,393
39,000	Tencent Holdings Ltd.	793,584
20,000	Tianhe Chemicals Group Ltd. (a)	—
9,000	TravelSky Technology Ltd., Class H	16,725
3,600	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	5,929
2,800	Yantai Changyu Pioneer Wine Co., Ltd., Class B	8,850
36,000	Yuexiu Property Co., Ltd.	5,226
9,000	Zhaojin Mining Industry Co., Ltd.	7,777
12,000	Zhejiang Expressway Co., Ltd., Class H	12,245
7,500	Zhongsheng Group Holdings Ltd.	3,841
4,500	Zhuzhou CSR Times Electric Co., Ltd., Class H	25,604
44,000	Zijin Mining Group Co., Ltd., Class H	14,679
7,200	ZTE Corp., Class H	11,202

		5,305,944

SHARES	SECURITY DESCRIPTION	VALUE($)

	Colombia — 0.1%
4,953	Cementos Argos S.A.	20,134
14,351	Isagen S.A. ESP	20,680

		40,814

	Czech Republic — 0.3%
2,554	CEZ A/S	49,876
132	Komercni banka A/S	27,149

		77,025

	Egypt — 0.2%
8,820	Commercial International Bank Egypt SAE GDR	44,875
9,001	Talaat Moustafa Group	6,761

		51,636

	Greece — 0.4%
14,460	Eurobank Ergasias S.A. (a)	12,202
400	FF Group	8,244
3,610	Hellenic Telecommunications Organization S.A.	35,145
1,180	JUMBO S.A.	15,456
750	Motor Oil Hellas Corinth Refineries S.A. (a)	8,554
3,060	OPAP S.A.	23,132

		102,733

	Hungary — 0.5%
6,568	Magyar Telekom Telecommunications plc	11,408
529	MOL Hungarian Oil & Gas plc	32,323
1,596	OTP Bank plc	42,289
2,189	Richter Gedeon Nyrt	43,486

		129,506

	Indonesia — 5.0%
250,800	Adaro Energy Tbk PT	13,824
386,400	Astra International Tbk PT	196,081
164,800	Bank Central Asia Tbk PT	162,641
127,400	Bank Mandiri Persero Tbk PT	92,610
100,800	Bank Negara Indonesia Persero Tbk PT	34,900
146,500	Bank Rakyat Indonesia Persero Tbk PT	114,488
141,600	Charoen Pokphand Indonesia Tbk PT	39,728
131,200	Global Mediacom Tbk PT	11,498
9,200	Gudang Garam Tbk PT	48,213
22,100	Indocement Tunggal Prakarsa Tbk PT	32,922
22,500	Indofood CBP Sukses Makmur Tbk PT	26,011
86,000	Indofood Sukses MakmurIndofood CBP Sukses Makmur Tbk PT	46,224
96,300	Media Nusantara Citra Tbk PT	17,067
216,700	Perusahaan Gas Negara Persero Tbk PT	42,822
49,900	Semen Indonesia Persero Tbk PT	37,299
110,700	Surya Citra Media Tbk PT	26,745

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Indonesia — continued
15,600	Tambang Batubara Bukit Asam Persero Tbk PT	8,298
1,036,700	Telekomunikasi Indonesia Persero Tbk PT	278,139
22,500	Unilever Indonesia Tbk PT	72,467
25,400	United Tractors Tbk PT	28,753
59,300	XL Axiata Tbk PT	15,803

		1,346,533

	Malaysia — 5.8%
24,400	AirAsia Bhd	11,845
25,800	AMMB Holdings Bhd	29,881
39,300	Astro Malaysia Holdings Bhd	27,797
62,100	Bumi Armada Bhd	12,539
71,600	CIMB Group Holdings Bhd	85,438
35,400	Gamuda Bhd	43,044
54,100	Genting Malaysia Bhd	61,813
10,000	HAP Seng Consolidated Bhd	19,608
8,568	Hong Leong Bank Bhd	29,492
52,600	IJM Corp. Bhd	46,453
10,400	Kuala Lumpur Kepong Bhd	63,680
72,394	Malayan Banking Bhd	165,277
54,300	Maxis Bhd	77,702
24,400	MISC Bhd	52,779
49,000	Petronas Chemicals Group Bhd	84,165
5,100	Petronas Dagangan Bhd	31,124
13,600	Petronas Gas Bhd	76,464
11,700	PPB Group Bhd	48,376
42,200	Public Bank Bhd	201,861
12,085	RHB Capital Bhd	18,915
65,200	SapuraKencana Petroleum Bhd	27,440
72,900	Tenaga Nasional Bhd	267,796
24,100	UEM Sunrise Bhd	6,272
21,300	Westports Holdings Bhd	22,588
115,900	YTL Corp. Bhd	46,254

		1,558,603

	Mexico — 5.9%
35,772	Alfa SAB de CV, Class A	67,283
4,429	Alpek SAB de CV, Class A	7,422
8,055	Alsea SAB de CV	30,877
461,022	America Movil SAB de CV	326,380
4,336	Arca Continental SAB de CV	29,910
3,116	El Puerto de Liverpool SAB de CV	35,411
24,462	Fibra Uno Administracion SA de CV REIT	58,110
33,482	Fomento Economico Mexicano SAB de CV	312,116
10,686	Gentera SAB de CV	21,205
2,579	Gruma SAB de CV, Class B	37,592

SHARES	SECURITY DESCRIPTION	VALUE($)

	Mexico — continued
2,559	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	14,838
4,350	Grupo Aeroportuario del Pacifico SAB de CV, Class B	41,074
3,087	Grupo Aeroportuario del Sureste SAB de CV, Class B	47,541
6,390	Grupo Carso SAB de CV	30,779
4,595	Grupo Comercial Chedraui SA de CV	13,004
21,593	Grupo Financiero Banorte SAB de CV, Class O	122,771
14,130	Grupo Financiero Santander Mexico SAB de CV, Class B	25,920
7,931	Grupo Lala SAB de CV, Class B	21,210
2,574	Industrias Bachoco SAB de CV	10,787
2,243	Industrias CH SAB de CV, Class B (a)	9,342
13,933	Kimberly-Clark de Mexico SAB de CV, Class A	33,122
4,988	Megacable Holdings SAB de CV	23,066
9,654	OHL Mexico SAB de CV (a)	15,863
2,486	Promotora y Operadora de Infraestructura SAB de CV	31,516
87,100	Wal-Mart de Mexico SAB de CV	215,261

		1,582,400

	Philippines — 3.0%
36,040	Aboitiz Equity Ventures, Inc.	50,949
33,000	Aboitiz Power Corp.	31,570
68,000	Alliance Global Group Inc.	20,995
4,010	Ayala Corp.	65,859
69,900	Ayala Land, Inc.	51,574
20,710	Bank of the Philippine Islands	39,955
19,670	BDO Unibank, Inc.	41,904
78,000	DMCI Holdings, Inc.	20,712
160,200	Energy Development Corp.	20,122
600	Globe Telecom, Inc.	28,031
795	GT Capital Holdings Inc.	23,142
43,680	JG Summit Holdings, Inc.	75,771
54,300	LT Group Inc.	17,813
5,700	Manila Electric Co.	41,694
194,000	Megaworld Corp.	15,561
16,946	Metropolitan Bank & Trust Co.	29,344
1,550	Philippine Long Distance Telephone Co.	56,665
6,080	SM Investments Corp.	122,145
104,100	SM Prime Holdings, Inc.	50,199

		804,005

	Poland — 1.4%
858	Asseco Poland S.A.	13,022
4,929	Bank Millennium S.A.	6,457

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Poland — continued
228	Bank Zachodni WBK S.A.	15,856
315	Ciech S.A. (a)	5,840
3,378	Cyfrowy Polsat S.A.	21,507
3,444	Enea S.A.	10,648
4,513	Energa S.A.	14,704
1,214	Eurocash S.A.	17,345
570	Grupa Azoty S.A.	12,977
1,074	Grupa Lotos S.A. (a)	8,350
101	mBank S.A. (a)	8,533
11,848	PGE Polska Grupa Energetyczna S.A.	40,912
3,923	Polski Koncern Naftowy Orlen S.A.	70,753
19,788	Polskie Gornictwo Naftowe i Gazownictwo S.A.	26,357
7,099	Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	45,491
4,500	Powszechny Zaklad Ubezpieczen S.A.	40,731
5,826	Synthos S.A.	6,212
16,746	Tauron Polska Energia S.A.	12,981

		378,676

	Russia — 5.6%
6,726	Aeroflot — Russian Airlines PJSC (a)	8,056
134,636	Gazprom OAO	350,781
268,212	Inter RAO UES PJSC	7,445
5,909	Lukoil PJSC	251,307
17,455	Magnitogorsk Iron & Steel Works OJSC	6,404
1,518	MegaFon GDR	17,485
581	MMC Norilsk Nickel PJSC	84,427
15,772	Mobile TeleSystems PJSC	61,668
11,137	Moscow Exchange MICEX-RTS PJSC	17,578
13,739	Novatek OAO	130,206
10,627	Novolipetsk Steel OAO	14,643
870	PhosAgro OAO GDR	13,485
14,258	Rosneft OAO (a)	77,351
15,903	Rostelecom PJSC (a)	24,217
1,511,347	RusHydro PJSC (a)	16,115
125,091	Sberbank of Russia PJSC (a)	238,815
1,978	Severstal PAO	22,210
45,433	Sistema JSFC (a)	13,653
84,370	Surgutneftegas OAO (a)	44,437
17,397	Tatneft PAO, Class S (a)	91,722
4,136	Uralkali PJSC (a)	10,434

		1,502,439

	South Africa — 8.1%
4,921	AngloGold Ashanti Ltd. (a)	79,997
4,476	AVI Ltd.	27,758
2,748	Barclays Africa Group Ltd.	27,827

SHARES	SECURITY DESCRIPTION	VALUE($)

	South Africa — continued
2,628	Barloworld Ltd.	15,171
3,850	Bidvest Group Ltd. (The)	97,815
2,810	Brait S.E. (a)	31,440
438	Capitec Bank Holdings Ltd.	18,174
3,381	Clicks Group Ltd.	24,694
2,743	Discovery Ltd.	24,550
25,582	FirstRand Ltd.	82,223
4,623	Fortress Income Fund Ltd., Class A REIT	5,199
4,623	Fortress Income Fund Ltd., Class B REIT	12,232
3,158	Foschini Group Ltd. (The)	33,925
9,424	Gold Fields Ltd.	43,602
22,717	Growthpoint Properties Ltd.	40,201
2,085	Hyprop Investments Ltd.	17,979
2,016	Imperial Holdings Ltd.	21,066
856	JSE Ltd.	9,932
876	Liberty Holdings Ltd.	8,605
8,700	MMI Holdings Ltd.	14,499
1,326	Mondi Ltd.	25,531
27,781	MTN Group Ltd.	290,826
6,960	Nampak Ltd.	11,905
1,662	Nedbank Group Ltd.	21,239
23,356	Netcare Ltd.	59,555
3,219	Pick n Pay Stores Ltd.	16,699
5,170	PPC Ltd.	5,447
32,627	Redefine Properties Ltd. REIT	28,163
1,908	Resilient Ltd. REIT	18,229
5,658	RMB Holdings Ltd.	23,132
15,318	Sanlam Ltd.	74,390
316	Santam Ltd.	5,213
6,018	Sappi Ltd. (a)	26,100
6,761	Sasol Ltd.	221,153
6,694	Shoprite Holdings Ltd.	80,562
2,466	SPAR Group Ltd. (The)	36,855
10,510	Standard Bank Group Ltd.	94,383
37,540	Steinhoff International Holdings NV	234,833
3,970	Super Group Ltd. (a)	11,473
4,944	Telkom SA SOC Ltd.	19,712
1,713	Tongaat Hulett Ltd.	14,165
6,239	Truworths International Ltd.	46,588
5,253	Vodacom Group Ltd.	61,076
13,957	Woolworths Holdings Ltd.	89,873

		2,153,991

	Taiwan — 18.1%
90,000	Advanced Semiconductor Engineering, Inc.	86,601
5,000	Advantech Co., Ltd.	35,239

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Taiwan — continued
11,000	Asustek Computer, Inc.	96,430
11,000	Catcher Technology Co., Ltd.	76,987
91,000	Cathay Financial Holding Co., Ltd.	101,901
63,390	Chang Hwa Commercial Bank Ltd.	33,046
33,000	Cheng Shin Rubber Industry Co., Ltd.	68,474
6,000	Cheng Uei Precision Industry Co., Ltd.	7,699
8,065	Chicony Electronics Co., Ltd.	19,320
47,000	China Airlines Ltd. (a)	15,341
12,000	China Motor Corp.	8,398
71,000	Chunghwa Telecom Co., Ltd.	239,713
66,000	Compal Electronics, Inc.	38,741
189,811	CTBC Financial Holding Co., Ltd.	96,192
32,000	Delta Electronics Inc.	148,228
85,388	E.Sun Financial Holding Co., Ltd.	47,262
3,114	Eclat Textile Co., Ltd.	35,444
37,000	Eva Airways Corp. (a)	18,314
69,680	Far Eastern New Century Corp.	52,036
30,000	Far EasTone Telecommunications Co., Ltd.	67,647
5,000	Feng TAY Enterprise Co., Ltd.	21,484
103,109	First Financial Holding Co., Ltd.	50,425
65,000	Formosa Chemicals & Fibre Corp.	165,632
27,000	Formosa Petrochemical Corp.	76,582
73,000	Formosa Plastics Corp.	181,296
15,300	Foxconn Technology Co., Ltd.	31,474
82,000	Fubon Financial Holding Co., Ltd.	99,328
199,900	Hon Hai Precision Industry Co., Ltd.	476,175
7,000	Hotai Motor Co., Ltd.	68,930
11,000	HTC Corp.	27,960
90,672	Hua Nan Financial Holdings Co., Ltd.	43,930
38,000	Inotera Memories, Inc. (a)	34,393
48,000	Inventec Corp.	31,650
2,000	Largan Precision Co., Ltd.	139,608
32,285	Lite-On Technology Corp.	39,214
122,233	Mega Financial Holding Co., Ltd.	86,626
85,000	Nan Ya Plastics Corp.	166,121
5,737	Nanya Technology Corp.	6,674
9,000	Novatek Microelectronics Corp.	31,360
28,000	Pegatron Corp.	58,986
46,000	Pou Chen Corp.	57,826
10,000	President Chain Store Corp.	70,704
40,000	Quanta Computer, Inc.	64,295
7,000	Realtek Semiconductor Corp.	19,548
87,287	Shin Kong Financial Holding Co., Ltd.	17,616
67,165	Siliconware Precision Industries Co., Ltd.	99,446
117,572	SinoPac Financial Holdings Co., Ltd.	34,740

SHARES	SECURITY DESCRIPTION	VALUE($)

	Taiwan — continued
18,000	Synnex Technology International Corp.	17,828
102,000	Taishin Financial Holding Co., Ltd.	38,480
45,621	Taiwan Business Bank	11,751
94,000	Taiwan Cooperative Financial Holding Co., Ltd.	41,453
31,000	Taiwan Mobile Co., Ltd.	102,187
158,000	Taiwan Semiconductor Manufacturing Co., Ltd.	725,910
33,000	Teco Electric and Machinery Co., Ltd.	26,018
4,000	TPK Holding Co., Ltd.	8,361
3,000	Transcend Information, Inc.	8,418
20,000	Unimicron Technology Corp.	9,542
83,000	Uni-President Enterprises Corp.	149,416
180,000	United Microelectronics Corp.	66,774
13,000	Vanguard International Semiconductor Corp.	19,809
49,000	Walsin Lihwa Corp. (a)	12,806
16,000	Wan Hai Lines Ltd.	8,781
38,000	Wistron Corp.	22,433
121,665	Yuanta Financial Holding Co., Ltd.	40,044
16,000	Yulon Motor Co., Ltd.	14,029

		4,819,076

	Thailand — 3.4%
7,200	Airports of Thailand PCL NVDR	80,717
6,600	Bangkok Bank PCL NVDR	30,933
7,400	Bumrungrad Hospital PCL NVDR	42,949
20,200	Central Pattana PCL NVDR	30,460
84,300	CP ALL PCL NVDR	110,219
8,400	Delta Electronics Thailand PCL NVDR	17,280
4,900	Electricity Generating PCL NVDR	24,838
8,800	Glow Energy PCL NVDR	22,229
77,100	Home Product Center PCL NVDR	17,727
26,200	Indorama Ventures PCL NVDR	21,301
25,200	Intouch Holdings PCL	37,954
167,600	IRPC PCL NVDR	24,420
16,200	Kasikornbank PCL NVDR	76,809
47,500	Krung Thai Bank PCL NVDR	23,736
54,200	Land & Houses PCL NVDR	13,093
33,600	Minor International PCL NVDR	35,761
27,700	PTT Global Chemical PCL NVDR	49,379
7,500	Ratchaburi Electricity Generating Holding PCL NVDR	10,829
5,150	Siam Cement (The) PCL NVDR	71,823
21,100	Siam Commercial Bank (The) PCL NVDR	80,412
12,800	Thai Airways International PCL NVDR	5,305
14,400	Thai Oil PCL NVDR	27,162
41,200	Thai Union Frozen Products PCL NVDR	24,347

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thailand — continued
295,300	TMB Bank PCL NVDR	19,221

		898,904

	Turkey — 2.3%
17,806	Akbank TAS	54,711
2,509	Arcelik A/S	16,845
936	Aselsan Elektronik Sanayi Ve Ticaret A/S	6,675
1,139	Aygaz A/S	4,694
3,311	BIM Birlesik Magazalar A/S	72,864
16,500	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	17,733
6,093	Enka Insaat ve Sanayi A/S	10,577
15,264	Eregli Demir ve Celik Fabrikalari TAS	25,461
1,013	Ford Otomotiv Sanayi A/S	13,618
6,948	Haci Omer Sabanci Holding A/S	25,066
7,086	KOC Holding A/S	37,024
510	Koza Altin Isletmeleri A/S	3,339
6,054	Petkim Petrokimya Holding A/S	8,887
1,746	TAV Havalimanlari Holding A/S	10,175
1,733	Tofas Turk Otomobil Fabrikasi A/S	13,710
1,374	Tupras Turkiye Petrol Rafinerileri A/S	36,240
7,761	Turk Hava Yollari AO (a)	19,127
8,364	Turk Telekomunikasyon A/S	20,200
159	Turk Traktor ve Ziraat Makineleri A/S	4,709
12,583	Turkcell Iletisim Hizmetleri A/S (a)	54,452
18,330	Turkiye Garanti Bankasi A/S	56,424
5,322	Turkiye Halk Bankasi A/S	20,439
11,490	Turkiye Is Bankasi, Class C	20,146
7,851	Turkiye Sise ve Cam Fabrikalari A/S	10,966
8,940	Turkiye Vakiflar Bankasi Tao, Class D	15,778
2,267	Ulker Biskuvi Sanayi A/S	18,050
7,404	Yapi ve Kredi Bankasi A/S	11,320

		609,230

	United Arab Emirates — 1.3%
14,561	Abu Dhabi Commercial Bank PJSC	26,063
32,412	Air Arabia PJSC	10,922
24,951	Aldar Properties PJSC	18,383
56,247	Dana Gas PJSC (a)	8,681
6,894	Dubai Investments PJSC	4,076
7,785	Dubai Islamic Bank PJSC	12,287
37,737	Dubai Parks & Resorts PJSC (a)	13,599
16,522	Emaar Malls Group PJSC	12,933
29,639	Emaar Properties PJSC	54,241
27,520	Emirates Telecommunications Group Co., PJSC	141,613
8,780	First Gulf Bank PJSC	30,730

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Arab Emirates — continued
8,543	Union National Bank PJSC	8,304

		341,832

	Total Common Stocks (Cost $26,407,772)	23,372,979

Exchange Traded Fund — 8.5%
	India — 8.5%
83,869	iShares MSCI India ETF	2,269,495

	Total Exchange Traded Fund (Cost $2,585,090)	2,269,495

Preferred Stocks — 3.4%
	Brazil — 2.7%
34,116	Banco Bradesco S.A.	257,612
1,812	Braskem S.A.	12,966
3,910	Centrais Eletricas Brasileiras S.A.(a)	14,631
600	Cia de Transmissao de Energia Eletrica Paulista	9,902
12,498	Cia Energetica de Minas Gerais	24,820
1,710	Cia Paranaense de Energia	14,086
28,772	Itau Unibanco Holding S.A.	275,234
33,073	Itausa — Investimentos Itau S.A.	82,797
3,827	Suzano Papel e Celulose S.A., Class A	14,655

		706,703

	Chile — 0.1%
1,123	Sociedad Quimica y Minera de Chile S.A., Class B	23,996

	Colombia — 0.2%
3,971	Bancolombia S.A.	37,749
36,037	Grupo Aval Acciones y Valores S.A.	15,054

		52,803

	Russia — 0.4%
18	AK Transneft OAO (a)	55,682
94,197	Surgutneftegas OAO (a)	61,069

		116,751

	Total Preferred Stocks (Cost $974,427)	900,253

	Total Investments — 99.5% (Cost $29,967,289)	26,542,727
	Other Assets in Excess of Liabilities — 0.5%	121,584

	NET ASSETS — 100.0%	$26,664,311

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	15.9%
Exchange Traded Fund	8.6
Wireless Telecommunication Services	6.9
Oil, Gas & Consumable Fuels	5.6
Semiconductors & Semiconductor Equipment	5.0
Diversified Telecommunication Services	3.4
Beverages	3.0
Internet Software & Services	3.0
Chemicals	3.0
Food & Staples Retailing	2.7
Electronic Equipment & Instruments	2.7
Industrial Conglomerates	2.7
Insurance	2.6
Diversified Financial Services	2.6
Electric Utilities	2.6
Food Products	2.3
Computers & Peripherals	2.0
Real Estate Management & Development	1.9
Automobiles	1.6
Independent Power Producers & Energy Trader	1.6
Transportation Infrastructure	1.2
Metals & Mining	1.2
Household Durables	1.0
Others (each less than 1.0%)	16.9

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Company — 99.8%
	Exchange Traded Fund — 99.8%
487,260	JPMorgan Diversified Return Europe Equity ETF (b)	25,230,908

	Total Exchange Traded Fund (Cost $25,422,573)	25,230,908

	Total Investments — 99.8% (Cost $25,422,573)	25,230,908
	Other Assets in Excess of Liabilities — 0.2%	41,730

	NET ASSETS — 100.0%	$25,272,638

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY (c)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,728,441	CHF	Goldman Sachs	05/05/2016	2,846,567	2,844,808	(1,759)
25,048	CHF	Goldman Sachs	06/03/2016	26,146	26,149	3
4,721,602	DKK	Goldman Sachs	05/05/2016	726,590	726,542	(48)
43,510	DKK	Goldman Sachs	06/03/2016	6,701	6,701	—
11,064,697	EUR	Goldman Sachs	05/05/2016	12,672,929	12,671,557	(1,372)
104,950	EUR	Goldman Sachs	06/03/2016	120,245	120,297	52
4,492,178	GBP	Goldman Sachs	05/05/2016	6,580,591	6,563,849	(16,742)
41,757	GBP	Goldman Sachs	06/03/2016	61,015	61,018	3
4,173,142	NOK	Goldman Sachs	05/05/2016	518,251	518,273	22
15,465,101	SEK	Goldman Sachs	05/05/2016	1,927,717	1,926,154	(1,563)
476,705	SEK	Goldman Sachs	06/03/2016	59,478	59,436	(42)
				25,546,230	25,524,784	(21,446)

CONTRACTS TO SELL (c)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,728,441	CHF	Goldman Sachs	05/05/2016	2,844,809	2,810,573	(34,236)
2,771,645	CHF	Goldman Sachs	06/03/2016	2,893,515	2,895,468	1,953
4,721,602	DKK	Goldman Sachs	05/05/2016	726,542	717,224	(9,318)
4,738,707	DKK	Goldman Sachs	06/03/2016	729,819	730,127	308
11,064,697	EUR	Goldman Sachs	05/05/2016	12,671,558	12,509,331	(162,227)
11,370,725	EUR	Goldman Sachs	06/03/2016	13,033,437	13,034,123	686
4,492,178	GBP	Goldman Sachs	05/05/2016	6,563,849	6,433,210	(130,639)
4,523,329	GBP	Goldman Sachs	06/03/2016	6,609,871	6,626,603	16,732
4,173,142	NOK	Goldman Sachs	05/05/2016	518,273	512,765	(5,508)
4,283,856	NOK	Goldman Sachs	06/03/2016	531,953	531,871	(82)
15,465,102	SEK	Goldman Sachs	05/05/2016	1,926,154	1,901,870	(24,284)
15,433,754	SEK	Goldman Sachs	06/03/2016	1,924,283	1,925,698	1,415
				50,974,063	50,628,863	(345,200)

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
	Austria — 0.9%
1,452	ANDRITZ AG	81,504
8,612	OMV AG	259,137
5,227	voestalpine AG	188,617

		529,258

	Belgium — 2.6%
101	Ackermans & van Haaren NV	13,166
1,740	Ageas	68,377
1,773	Anheuser-Busch InBev NV	219,949
3,257	bpost S.A.	91,977
3,124	Colruyt S.A.	180,136
605	Delhaize Group	63,577
872	Groupe Bruxelles Lambert S.A.	77,150
1,208	KBC Groep NV	67,965
9,439	Proximus SADP	318,131
1,695	Solvay S.A.	171,722
4,299	Umicore S.A.	214,605

		1,486,755

	Denmark — 2.9%
2,110	Chr. Hansen Holding A/S	131,392
2,640	DSV A/S	111,139
2,588	ISS A/S	98,304
13,015	Novo Nordisk A/S, Class B	726,685
3,301	Tryg A/S	62,375
6,445	Vestas Wind Systems A/S	461,347
398	William Demant Holding A/S (a)	40,926

		1,632,168

	Finland — 4.0%
2,038	Elisa OYJ	76,205
17,390	Fortum OYJ	262,182
4,322	Kone OYJ, Class B	197,484
3,674	Metso OYJ	88,497
12,400	Neste OYJ	397,354
52,835	Nokia OYJ	311,913
2,607	Orion OYJ, Class B	91,049
6,370	Sampo OYJ, Class A	278,632
18,963	Stora Enso OYJ, Class R	165,796
13,134	UPM-Kymmene OYJ	251,413
4,046	Wartsila OYJ Abp	173,645

		2,294,170

	France — 14.5%
681	Aeroports de Paris	85,717
1,552	Air Liquide S.A.	176,023
1,499	Arkema S.A.	119,646

SHARES	SECURITY DESCRIPTION	VALUE($)

	France — continued
4,355	Atos SE	387,626
2,970	AXA S.A.	74,992
1,334	BNP Paribas S.A.	70,648
2,302	Bouygues S.A.	76,816
2,082	Bureau Veritas S.A.	49,350
5,709	Capital Gemini S.A.	532,896
5,542	Carrefour S.A.	157,011
629	Christian Dior SE	110,529
1,551	Cie Generale des Etablissements Michelin	162,003
4,214	CNP Assurances	71,808
4,003	Credit Agricole S.A.	44,308
2,265	Danone S.A.	158,694
4,238	Dassault Systemes	331,483
1,441	Eiffage S.A.	114,635
16,380	Electricite de France S.A.	235,330
16,039	Engie S.A.	264,540
1,583	Essilor International S.A.	204,930
5,268	Eutelsat Communications S.A.	163,670
839	Fonciere Des Regions REIT	79,374
374	Gecina S.A. REIT	54,047
1,310	Imerys S.A.	96,742
911	Ingenico Group S.A.	107,388
3,937	Lagardere SCA	104,480
2,341	Legrand S.A.	133,432
1,175	L’Oreal S.A.	213,435
640	LVMH Moet Hennessy Louis Vuitton SE	106,632
16,556	Natixis S.A.	91,355
30,579	Orange S.A.	508,040
3,497	Publicis Groupe S.A.	258,790
3,136	Sanofi	258,491
1,155	Schneider Electric SE	75,523
1,883	SCOR SE	64,146
839	Societe BIC S.A.	119,125
2,188	Sodexo S.A.	221,041
6,543	Technip S.A.	383,488
1,419	Thales S.A.	122,798
15,016	TOTAL S.A.	758,924
276	Unibail-Rodamco SE REIT	73,981
1,758	Valeo S.A.	278,853
12,950	Veolia Environnement S.A.	318,125
1,430	Vinci S.A.	106,805
7,205	Vivendi S.A.	138,411

		8,266,081

	Germany — 10.8%
442	Allianz SE	75,197

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
1,232	Axel Springer SE	68,890
6,026	BASF SE	498,538
1,165	Bayer AG	134,636
1,967	Bayerische Motoren Werke AG	181,975
3,232	Brenntag AG	189,844
639	Continental AG	140,717
2,575	Daimler AG	179,418
465	Deutsche Boerse AG	38,264
3,148	Deutsche Post AG	92,467
4,798	Deutsche Telekom AG	84,221
2,771	Deutsche Wohnen AG	84,964
5,193	Evonik Industries AG	164,766
861	Fielmann AG	63,621
1,494	Fraport AG Frankfurt Airport Services Worldwide	90,571
3,948	Fresenius Medical Care AG & Co., KGaA	343,624
6,349	Fresenius SE & Co., KGaA	462,961
838	Hannover Rueck SE	95,802
948	HOCHTIEF AG	121,792
1,221	HUGO BOSS AG	77,920
34,155	Infineon Technologies AG	487,311
7,458	K+S AG	186,155
508	MAN SE	55,138
944	MTU Aero Engines AG	89,253
373	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	69,343
2,993	ProSiebenSat.1 Media SE	152,898
16,865	SAP SE	1,323,253
922	Siemens AG	96,486
3,025	Symrise AG	200,773
2,049	Talanx AG	68,192
13,431	Telefonica Deutschland Holding AG	68,337
3,818	United Internet AG	186,618

		6,173,945

	Ireland — 0.4%
1,135	DCC plc	100,669
1,100	Ryanair Holdings plc ADR	89,045
2,038	Smurfit Kappa Group plc	54,096

		243,810

	Italy — 3.0%
3,914	Atlantia SpA	109,101
35,135	Eni SpA	574,001
7,448	Mediobanca SpA	61,353
71,697	Snam SpA	438,458
83,734	Terna Rete Elettrica Nazionale SpA	472,952

SHARES	SECURITY DESCRIPTION	VALUE($)

	Italy — continued
27,679	UnipolSai SpA	64,771

		1,720,636

	Luxembourg — 0.4%
724	RTL Group S.A.	60,619
6,081	SES S.A.	166,138

		226,757

	Netherlands — 4.6%
2,663	Akzo Nobel NV	189,198
5,267	ASML Holding NV	509,088
1,960	Boskalis Westminster	81,738
1,674	Heineken Holding NV	138,200
1,341	Heineken NV	125,823
3,631	ING Groep NV	44,492
10,276	Koninklijke Ahold NV	223,753
3,171	Koninklijke DSM NV	194,626
47,101	Koninklijke KPN NV	185,092
2,882	Koninklijke Philips NV	79,194
2,302	NN Group NV	79,909
1,265	OCI NV (a)	24,997
189	Randstad Holding NV	10,156
17,117	RELX NV	287,457
4,838	Unilever NV	212,534
6,281	Wolters Kluwer NV	239,261

		2,625,518

	Norway — 2.1%
8,899	DNB ASA	113,875
4,522	Gjensidige Forsikring ASA	77,420
11,339	Marine Harvest ASA	176,732
5,613	Norsk Hydro ASA	24,422
12,332	Orkla ASA	107,658
26,599	Telenor ASA	457,667
5,501	Yara International ASA	220,029

		1,177,803

	Portugal — 0.9%
97,878	EDP — Energias de Portugal S.A.	347,964
10,438	Galp Energia SGPS S.A.	143,413

		491,377

	Spain — 7.5%
6,304	Abertis Infraestructuras S.A.	106,427
1,088	Acciona S.A.	87,314
14,002	Acerinox S.A. (a)	165,913
2,782	ACS Actividades de Construccion y Servicios S.A.	92,270

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — continued
509	Aena S.A. (a)	72,714
2,882	Amadeus IT Holding S.A., Class A	131,421
6,984	Banco Santander S.A.	35,467
12,982	Enagas S.A.	396,342
18,989	Endesa S.A.	399,528
6,097	Ferrovial S.A. (a)	131,544
7,369	Gamesa Corp. Tecnologica S.A. (a)	145,523
16,575	Gas Natural SDG S.A.	345,640
8,501	Grifols S.A.	185,350
167,242	Iberdrola S.A.	1,190,558
14,816	Mapfre S.A.	37,690
4,336	Red Electrica Corp. S.A.	387,789
26,974	Repsol S.A.	355,424

		4,266,914

	Sweden — 7.3%
3,981	Alfa Laval AB	62,813
8,680	Assa Abloy AB, Class B	182,386
6,625	Atlas Copco AB, Class A	171,636
10,573	Boliden AB	184,925
5,084	Hennes & Mauritz AB, Class B	181,043
1,838	Hexagon AB, Class B	73,419
3,981	Industrivarden AB, Class C	72,565
2,684	Investor AB, Class B	98,610
16,301	Nordea Bank AB	158,448
7,953	Securitas AB, Class B	125,755
7,060	Skandinaviska Enskilda Banken AB, Class A	67,498
6,139	Skanska AB, Class B	135,309
4,511	SKF AB, Class B	83,127
16,971	Svenska Cellulosa AB SCA, Class B	535,463
14,663	Svenska Handelsbanken AB, Class A	195,607
12,637	Swedbank AB, Class A	272,817
20,194	Tele2 AB, Class B	192,948
78,004	Telefonaktiebolaget LM Ericsson, Class B	632,021
127,576	TeliaSonera AB	610,141
5,272	Trelleborg AB, Class B	96,277

		4,132,808

	Switzerland — 11.2%
4,665	ABB Ltd.	98,759
691	Baloise Holding AG	85,654
88	Banque Cantonale Vaudoise	60,761
3	Chocoladefabriken Lindt & Spruengli AG	18,382
9,353	Clariant AG	177,207
341	EMS-Chemie Holding AG	168,750
97	Galenica AG	142,007

SHARES	SECURITY DESCRIPTION	VALUE($)

	Switzerland — continued
596	Geberit AG	229,300
108	Givaudan S.A.	213,177
120	Helvetia Holding AG	64,631
673	Kuehne + Nagel International AG	97,124
839	Lonza Group AG	139,935
5,644	Nestle S.A.	421,267
14,622	Novartis AG	1,112,767
762	Pargesa Holding S.A.	53,019
174	Partners Group Holding AG	71,765
726	PSP Swiss Property AG	70,019
3,775	Roche Holding AG	955,110
837	Schindler Holding AG	152,649
76	SGS S.A.	167,571
21	Sika AG	89,501
1,099	Sonova Holding AG	147,132
581	Swiss Life Holding AG	146,945
955	Swiss Prime Site AG	83,721
814	Swiss Re AG	72,347
1,994	Swisscom AG	1,013,308
515	Syngenta AG	206,600
4,058	UBS Group AG	70,347
263	Zurich Insurance Group AG	59,013

		6,388,768

	United Kingdom — 25.5%
10,231	3i Group plc	70,963
3,015	Admiral Group plc	81,944
263	AstraZeneca plc	15,089
12,365	BAE Systems plc	86,267
2,860	Berkeley Group Holdings plc	125,327
77,211	BP plc	425,386
12,510	British American Tobacco plc	762,764
7,115	British Land Co., plc (The) REIT	74,861
58,182	BT Group plc, Class A	377,142
7,801	Bunzl plc	232,845
5,963	Capital & Counties Properties plc	30,852
24,027	Compass Group plc	427,883
2,926	Croda International plc	128,898
1,552	Daily Mail & General Trust plc, Class A	15,857
1,476	Derwent London plc REIT	70,940
12,829	Direct Line Insurance Group plc	67,963
9,700	Dixons Carphone plc	60,382
14,486	DS Smith plc	80,793
4,136	easyJet plc	89,145
5,162	Experian plc	94,592
51,436	GlaxoSmithKline plc	1,099,318

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
8,954	Hammerson plc REIT	76,628
7,801	Howden Joinery Group plc	56,429
9,749	HSBC Holdings plc	64,606
3,279	ICAP plc	22,480
5,466	IMI plc	74,802
3,268	Imperial Brands plc	177,692
3,721	Inchcape plc	36,909
6,503	Inmarsat plc	88,480
14,930	Intu Properties plc REIT	66,486
54,955	ITV plc	181,147
16,522	John Wood Group plc	151,145
4,403	Johnson Matthey plc	186,093
44,704	Kingfisher plc	238,172
6,105	Land Securities Group plc REIT	101,120
32,387	Legal & General Group plc	105,838
1,245	London Stock Exchange Group plc	49,454
44,407	Marks & Spencer Group plc	275,459
11,582	Meggitt plc	69,635
10,516	Melrose Industries plc	57,459
1,495	Micro Focus International plc	33,440
8,721	Mondi plc	167,047
54,120	National Grid plc	772,220
5,502	Next plc	409,494
51,757	Old Mutual plc	140,715
1,397	Provident Financial plc	59,584
3,809	Prudential plc	75,188
1,737	Randgold Resources Ltd.	173,506
5,744	Reckitt Benckiser Group plc	559,576
16,081	RELX plc	284,896
6,249	Rentokil Initial plc	16,104
13,488	Rexam plc	123,357
332	Rightmove plc	18,763
24,345	Royal Dutch Shell plc, Class B	639,177
12,365	Royal Mail plc	88,071

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
43,319	Sage Group plc (The)	375,225
14,177	Segro plc REIT	86,620
2,091	Severn Trent plc	68,168
13,830	Sky plc	190,108
22,496	Smith & Nephew plc	380,955
5,719	Smiths Group plc	92,810
746	SSE plc	16,482
32,536	Taylor Wimpey plc	87,768
2,959	Travis Perkins plc	80,056
15,464	Unilever plc	690,963
15,356	United Utilities Group plc	211,162
420,532	Vodafone Group plc	1,354,891
4,612	Whitbread plc	261,418
44,042	William Hill plc	201,639
15,079	WPP plc	352,286

		14,510,934

	Total Common Stocks (Cost $55,019,205)	56,167,702

Preferred Stocks — 0.8%
	Germany — 0.8%
2,495	FUCHS PETROLUB SE	106,838
2,958	Henkel AG & Co., KGaA	337,861

		444,699

	Total Preferred Stocks (Cost $440,398)	444,699

	Total Investments — 99.4% (Cost $55,459,603)	56,612,401
	Other Assets in Excess of Liabilities — 0.6%	333,574

	NET ASSETS — 100.0%	$56,945,975

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	8.0%
Diversified Telecommunication Services	6.9
Oil, Gas & Consumable Fuels	6.8
Electric Utilities	6.0
Chemicals	5.8
Media	3.8
Insurance	3.7
Software	3.6
Food Products	2.8
Wireless Telecommunication Services	2.7
Household Products	2.5
Multi-Utilities	2.4
Machinery	2.2
Gas Utilities	2.1
Commercial Banks	2.0
Hotels, Restaurants & Leisure	2.0
Semiconductors & Semiconductor Equipment	1.9
Energy Equipment & Services	1.9
Trading Companies & Distributors	1.8
Communications Equipment	1.7
Tobacco	1.7
Electrical Equipment	1.6
Construction & Engineering	1.5
Metals & Mining	1.4
Health Care Providers & Services	1.4
Health Care Equipment & Supplies	1.4
Multiline Retail	1.2
Commercial Services & Supplies	1.2
Auto Components	1.2
Food & Staples Retailing	1.1
Real Estate Investment Trusts (REITs)	1.1
Specialty Retail	1.1
Paper & Forest Products	1.0
Others (each less than 1.0%)	12.5

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
	Australia — 9.2%
14,973	AGL Energy Ltd.	207,398
20,049	Amcor Ltd.	233,750
8,512	Ansell Ltd.	128,474
26,160	APA Group	173,268
28,689	Asciano Ltd.	192,329
3,934	ASX Ltd.	130,222
49,004	Aurizon Holdings Ltd.	158,323
25,531	Boral Ltd.	124,263
23,587	Brambles Ltd.	222,785
7,114	Caltex Australia Ltd.	174,601
2,293	Cochlear Ltd.	187,559
3,772	CSL Ltd.	300,585
35,075	CSR Ltd.	90,562
23,587	Dexus Property Group REIT	150,396
3,483	Flight Centre Travel Group Ltd.	103,709
48,164	GPT Group REIT (The)	183,433
24,120	Harvey Norman Holdings Ltd.	81,684
17,032	Healthscope Ltd.	35,077
58,889	Incitec Pivot Ltd.	143,109
41,231	Mirvac Group REIT	58,335
8,531	Orica Ltd.	98,572
39,932	Origin Energy Ltd.	164,101
25,144	Qantas Airways Ltd.	61,307
3,492	Ramsay Health Care Ltd.	171,723
73,877	Scentre Group REIT	262,229
12,307	Sonic Healthcare Ltd.	180,599
28,254	Star Entertainment Grp Ltd.	120,644
6,683	Suncorp Group Ltd.	63,209
40,613	Sydney Airport	209,404
43,344	Tabcorp Holdings Ltd.	145,384
45,504	Tatts Group Ltd.	129,670
54,207	Telstra Corp. Ltd.	220,101
29,686	Transurban Group	260,488
7,595	Wesfarmers Ltd.	245,932
5,438	Woodside Petroleum Ltd.	116,428
14,499	WorleyParsons Ltd.	76,195

		5,605,848

	Austria — 0.2%
4,320	OMV AG	129,990

	Belgium — 0.9%
1,024	Ageas	40,240
2,063	Colruyt S.A.	118,956
349	Delhaize Group	36,675
1,092	Groupe Bruxelles Lambert S.A.	96,615
3,744	Proximus SADP	126,188

SHARES	SECURITY DESCRIPTION	VALUE($)

	Belgium — continued
1,090	Solvay S.A.	110,429
461	UCB S.A.	34,579

		563,682

	Canada — 2.6%
1,344	Agrium, Inc.	115,815
3,532	BCE, Inc.	165,636
1,284	Canadian Tire Corp., Ltd., Class A	139,862
4,396	Fortis, Inc.	139,444
5,628	Husky Energy, Inc.	70,916
3,165	Imperial Oil Ltd.	104,962
1,042	Loblaw Cos., Ltd.	57,494
5,148	Metro, Inc., Class A	172,284
1,491	National Bank of Canada	53,285
3,273	Potash Corp of Saskatchewan, Inc.	57,911
4,356	RioCan REIT	94,709
3,817	Rogers Communications, Inc., Class B	148,457
5,592	Shaw Communications, Inc., Class B	103,488
3,434	TransCanada Corp.	142,593

		1,566,856

	Denmark — 0.8%
300	Carlsberg A/S, Class B	29,245
1,862	Chr. Hansen Holding A/S	115,949
2,145	DSV A/S	90,300
1,692	H Lundbeck A/S (a)	56,535
15,289	TDC A/S	78,284
1,595	Vestas Wind Systems A/S	114,173

		484,486

	Finland — 0.8%
5,548	Fortum OYJ	83,645
5,329	Neste OYJ	170,766
2,424	Sampo OYJ, Class A	106,029
6,609	Stora Enso OYJ, Class R	57,783
3,757	UPM-Kymmene OYJ	71,917

		490,140

	France — 4.1%
594	Arkema S.A.	47,411
1,776	Atos SE	158,077
1,886	Capital Gemini S.A.	176,045
1,441	Casino Guichard Perrachon S.A.	85,761
564	Christian Dior SE	99,107
2,218	Dassault Systemes	173,485
1,054	Essilor International S.A.	136,447
4,129	Eutelsat Communications S.A.	128,283
297	Iliad S.A.	64,942

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	France — continued
730	Ingenico Group S.A.	86,051
1,731	Lagardere SCA	45,937
221	L’Oreal S.A.	40,144
6,469	Orange S.A.	107,476
696	Pernod Ricard S.A.	75,179
1,356	Publicis Groupe S.A.	100,349
1,250	Sanofi	103,034
1,741	SCOR SE	59,309
1,116	Sodexo S.A.	112,743
5,366	STMicroelectronics NV	32,992
3,573	Suez Environnement Co.	65,850
1,957	Thales S.A.	169,355
2,267	TOTAL S.A.	114,576
752	Valeo S.A.	119,282
2,484	Veolia Environnement S.A.	61,021
422	Vinci S.A.	31,519
5,302	Vivendi S.A.	101,853

		2,496,228

	Germany — 2.8%
721	BASF SE	59,649
1,308	Beiersdorf AG	117,453
3,252	Evonik Industries AG	103,181
1,536	Fraport AG Frankfurt Airport Services Worldwide	93,117
1,920	Fresenius Medical Care AG & Co., KGaA	167,112
2,476	Fresenius SE & Co., KGaA	180,546
1,502	Hannover Rueck SE	171,711
254	HUGO BOSS AG	16,209
10,850	Infineon Technologies AG	154,804
792	Linde AG	121,178
1,440	Merck KGaA	135,615
1,694	SAP SE	132,914
1,186	Symrise AG	78,717
3,109	United Internet AG	151,963

		1,684,169

	Hong Kong — 4.0%
35,000	Cathay Pacific Airways Ltd.	55,802
18,000	Cheung Kong Infrastructure Holdings Ltd.	169,874
17,760	Cheung Kong Property Holdings Ltd.	121,292
20,260	CK Hutchison Holdings Ltd.	242,383
21,000	CLP Holdings Ltd.	194,145
12,300	Hang Seng Bank Ltd.	223,006
94,700	Hong Kong & China Gas Co., Ltd.	176,283
6,500	Johnson Electric Holdings Ltd.	19,209
36,500	Link REIT	221,441

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hong Kong — continued
36,000	MTR Corp., Ltd.	177,981
94,000	New World Development Co., Ltd.	93,484
168,000	PCCW Ltd.	113,716
19,500	Power Assets Holdings Ltd.	185,525
1,752,000	Semiconductor Manufacturing International Corp. (a)	144,029
12,500	Swire Pacific Ltd., Class A	135,607
72,000	Xinyi Glass Holdings Ltd.	49,045
272,000	Xinyi Solar Holdings Ltd.	107,209

		2,430,031

	Israel — 0.2%
1,788	Check Point Software Technologies Ltd. (a)	148,172

	Italy — 0.8%
7,420	Eni SpA	121,220
28,668	Parmalat SpA	79,965
21,075	Snam SpA	128,883
25,656	Terna Rete Elettrica Nazionale SpA	144,912

		474,980

	Japan — 21.1%
8,000	Ajinomoto Co., Inc.	184,402
60,000	ANA Holdings Co., Ltd.	167,540
47,000	Aozora Bank Ltd.	166,757
2,000	Bank of Kyoto Ltd. (The)	13,415
9,600	Brother Industries Ltd.	108,829
6,600	Canon, Inc.	184,554
5,400	Capcom Co., Ltd.	124,391
8,000	Chiba Bank Ltd. (The)	40,400
8,400	Chubu Electric Power Co., Inc.	110,646
8,700	Chugoku Electric Power Co., Inc. (The)	112,913
16,000	Concordia Financial Group Ltd.	77,053
6,000	Cosmo Energy Holdings Co., Ltd.	76,131
2,900	Credit Saison Co., Ltd.	53,326
10,700	Daicel Corp.	133,664
8,900	Daiichi Sankyo Co., Ltd.	209,750
800	Daito Trust Construction Co., Ltd.	113,146
33,000	DIC Corp.	75,910
13,000	Dowa Holdings Co., Ltd.	81,451
2,200	East Japan Railway Co.	193,547
10,000	Ebara Corp.	45,531
4,800	Electric Power Development Co., Ltd.	144,663
3,800	FamilyMart Co., Ltd.	200,544
23,000	Fuji Electric Co., Ltd.	97,870
4,600	FUJIFILM Holdings Corp.	188,822
22,000	Fujikura Ltd.	106,640

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
13,000	Fukuoka Financial Group, Inc.	44,440
5,000	Hankyu Hanshin Holdings, Inc.	31,693
1,700	Hikari Tsushin, Inc.	127,334
6,100	Hokkaido Electric Power Co., Inc. (a)	55,602
7,200	Hokuriku Electric Power Co.	94,300
3,200	Ibiden Co., Ltd.	40,271
7,500	Idemitsu Kosan Co., Ltd.	160,217
16,700	Inpex Corp.	132,763
14,700	ITOCHU Corp.	186,817
5,000	Japan Airlines Co., Ltd.	179,972
3,600	Japan Petroleum Exploration Co., Ltd.	83,806
44,500	JX Holdings, Inc.	191,257
18,000	Kaneka Corp.	150,655
61,000	Kawasaki Kisen Kaisha Ltd.	130,065
8,300	KDDI Corp.	239,087
11,000	Keisei Electric Railway Co., Ltd.	151,336
1,700	Konami Holdings Corp.	53,600
15,300	Konica Minolta, Inc.	132,063
11,900	Kuraray Co., Ltd.	150,869
7,600	Kyowa Hakko Kirin Co., Ltd.	135,113
1,000	Mabuchi Motor Co., Ltd.	49,777
30,900	Marubeni Corp.	164,025
800	MEIJI Holdings Co., Ltd.	61,650
10,700	Mitsubishi Corp.	179,852
9,800	Mitsubishi Tanabe Pharma Corp.	174,484
16,000	Mitsui OSK Lines Ltd.	34,001
74,800	Mizuho Financial Group, Inc.	112,119
2,100	Mochida Pharmaceutical Co., Ltd.	156,173
8,000	NH Foods Ltd.	178,315
800	Nihon M&A Center, Inc.	46,072
10,000	Nippon Kayaku Co., Ltd.	107,361
6,900	Nippon Paper Industries Co., Ltd.	132,588
1,900	Nippon Shokubai Co., Ltd.	98,412
4,300	Nippon Telegraph & Telephone Corp.	192,426
8,400	Nippon Television Holdings, Inc.	135,307
10,800	Nipro Corp.	105,208
8,200	Nissan Motor Co., Ltd.	72,767
2,600	Nisshin Steel Co., Ltd.	34,807
1,500	Nissin Foods Holdings Co., Ltd.	69,635
2,700	Nomura Real Estate Holdings Inc.	49,343
900	Nomura Research Institute Ltd.	31,572
3,400	NTT Data Corp.	177,006
8,000	NTT DOCOMO, Inc.	191,872
15,000	Oji Holdings Corp.	61,598
47,000	Osaka Gas Co., Ltd.	169,443

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
2,100	Otsuka Corp.	100,145
5,000	Otsuka Holdings Co., Ltd.	194,923
34,800	Resona Holdings, Inc.	123,027
11,800	Ricoh Co., Ltd.	120,253
1,600	Rohm Co., Ltd.	69,241
1,600	Sankyo Co., Ltd.	60,578
1,700	Sawai Pharmaceutical Co., Ltd.	109,514
12,000	SCREEN Holdings Co., Ltd.	92,583
1,000	SCSK Corp.	36,271
8,400	Sekisui Chemical Co., Ltd.	104,984
12,000	Sekisui House Ltd.	208,360
31,200	Seven Bank Ltd.	132,575
1,300	Shimamura Co., Ltd.	175,492
600	Shionogi & Co., Ltd.	30,625
60,000	Showa Denko K.K.	62,427
16,800	Showa Shell Sekiyu K.K.	175,320
3,800	SoftBank Group Corp.	204,328
59,100	Sojitz Corp.	118,095
4,700	Square Enix Holdings Co., Ltd.	120,319
34,000	Sumitomo Osaka Cement Co., Ltd.	146,585
2,500	Suzuken Co., Ltd.	85,670
1,200	Taisho Pharmaceutical Holdings Co., Ltd.	98,563
2,300	Takeda Pharmaceutical Co., Ltd.	109,852
25,000	Teijin Ltd.	89,506
13,200	Tohoku Electric Power Co., Inc.	168,762
7,200	Tokyo Broadcasting System Holdings Inc.	99,030
20,200	Tokyo Electric Power Co., Inc. (a)	108,189
3,700	Tokyo Tatemono Co., Ltd.	48,853
8,300	Tokyu Fudosan Holdings Corp.	56,430
16,000	TonenGeneral Sekiyu K.K.	151,547
17,000	Toppan Printing Co., Ltd.	145,356
14,000	Tosoh Corp.	63,991
4,800	Toyo Suisan Kaisha Ltd.	169,525
3,300	Toyota Industries Corp.	143,180
4,800	Toyota Motor Corp.	243,311
4,800	Tsumura & Co.	123,518
67,000	Ube Industries Ltd.	127,252
1,400	West Japan Railway Co.	84,513
5,200	Yokohama Rubber Co., Ltd. (The)	87,176

		12,858,837

	Netherlands — 1.4%
598	Boskalis Westminster	24,939
732	Gemalto NV	47,582
1,393	Heineken Holding NV	115,002
6,756	Koninklijke Ahold NV	147,107

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Netherlands — continued
29,607	Koninklijke KPN NV	116,346
2,909	NN Group NV	100,979
6,540	RELX NV	109,831
4,765	Wolters Kluwer NV	181,512

		843,298

	New Zealand — 0.4%
16,235	Contact Energy Ltd.	57,603
72,036	Spark New Zealand Ltd.	186,269

		243,872

	Norway — 1.0%
9,910	Marine Harvest ASA	154,459
13,217	Orkla ASA	115,384
6,701	Statoil ASA	117,946
6,924	Telenor ASA	119,136
2,992	Yara International ASA	119,674

		626,599

	Portugal — 0.2%
35,172	EDP — Energias de Portugal S.A.	125,039

	Singapore — 2.5%
20,900	Ascendas Real Estate Investment Trust REIT	38,144
62,800	CapitaLand Mall Trust REIT	96,408
39,100	ComfortDelGro Corp., Ltd.	83,803
10,400	DBS Group Holdings Ltd.	117,635
348,000	Golden Agri-Resources Ltd.	103,235
144,000	Hutchison Port Holdings Trust, Class U	63,926
39,500	Keppel Corp., Ltd.	157,851
48,500	Sembcorp Industries Ltd.	103,670
12,000	Singapore Airlines Ltd.	102,438
48,000	Singapore Press Holdings Ltd.	144,489
86,600	Singapore Telecommunications Ltd.	247,710
10,700	Venture Corp., Ltd.	66,539
69,400	Wilmar International Ltd.	190,640

		1,516,488

	South Korea — 9.3%
2,284	Celltrion, Inc. (a)	200,953
409	CJ CheilJedang Corp.	135,859
489	CJ Corp.	91,520
2,300	GS Holdings Corp.	111,037
3,093	Hankook Tire Co., Ltd.	143,866
282	Hanmi Pharm Co., Ltd.	146,961
998	Hanmi Science Co., Ltd.	118,343
11,825	Hanon Systems	106,456
6,069	Hanwha Chemical Corp.	132,901

SHARES	SECURITY DESCRIPTION	VALUE($)

	South Korea — continued
1,057	Hyundai Mobis Co., Ltd.	240,892
3,067	Hyundai Steel Co.	168,230
8,810	Industrial Bank of Korea	93,646
1,761	Kakao Corp.	154,911
3,165	Kia Motors Corp.	132,745
4,308	Korea Electric Power Corp.	234,005
2,724	Korea Gas Corp.	98,554
282	Korea Zinc Co., Ltd.	122,284
2,583	Korean Air Lines Co., Ltd. (a)	65,994
6,939	KT Corp.	185,875
1,966	KT&G Corp.	211,807
8,498	LG Display Co., Ltd.	176,892
1,879	LG Electronics, Inc.	95,613
15,818	LG Uplus Corp.	155,171
561	Lotte Chemical Corp.	143,094
442	Lotte Shopping Co., Ltd.	105,233
437	NAVER Corp.	258,987
1,240	POSCO	259,799
294	Samsung Electronics Co., Ltd.	320,410
1,332	Samsung Fine Chemicals Co., Ltd.	43,766
769	Samsung SDS Co., Ltd.	114,663
144	Shinsegae Co., Ltd.	26,627
885	SK Holdings Co., Ltd.	173,451
8,338	SK Hynix, Inc.	204,513
1,667	SK Innovation Co., Ltd.	225,141
941	SK Telecom Co., Ltd.	170,885
2,196	SKC Co., Ltd.	53,801
2,052	S-Oil Corp.	155,958
6,063	Woori Bank	55,707

		5,636,550

	Spain — 2.1%
3,600	Acerinox S.A. (a)	42,657
2,885	ACS Actividades de Construccion y Servicios S.A.	95,686
4,047	Enagas S.A.	123,555
6,326	Endesa S.A.	133,099
5,811	Ferrovial S.A. (a)	125,373
5,301	Gamesa Corp. Tecnologica S.A. (a)	104,685
5,759	Gas Natural SDG S.A.	120,093
5,088	Grifols S.A.	110,935
18,723	Iberdrola S.A.	133,285
1,464	Red Electrica Corp. S.A.	130,932
7,029	Repsol S.A.	92,618
8,842	Telefonica S.A.	96,725

		1,309,643

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Sweden — 2.8%
1,360	Autoliv, Inc.	166,559
7,524	Boliden AB	131,597
2,165	Getinge AB, Class B	45,852
3,306	Hexagon AB, Class B	132,058
3,312	Investor AB, Class B	121,683
12,492	Securitas AB, Class B	197,527
7,200	Skanska AB, Class B	158,694
5,760	Svenska Cellulosa AB SCA, Class B	181,737
8,388	Svenska Handelsbanken AB, Class A	111,897
2,805	Swedish Match AB	89,092
12,265	Tele2 AB, Class B	117,189
2,450	Telefonaktiebolaget LM Ericsson, Class B	19,851
24,179	TeliaSonera AB	115,638
6,303	Trelleborg AB, Class B	115,105

		1,704,479

	Switzerland — 2.0%
988	Baloise Holding AG	122,469
6,846	Clariant AG	129,708
3,075	Garmin Ltd. (Switzerland)	131,087
84	Givaudan S.A.	165,805
254	Kuehne & Nagel International AG	36,656
1,104	Lonza Group AG	184,134
1,476	Novartis AG	112,327
796	Sonova Holding AG	106,567
304	Swiss Life Holding AG	76,887
417	Swiss Prime Site AG	36,557
276	Swisscom AG	140,257

		1,242,454

	United Kingdom — 4.1%
7,292	Antofagasta plc	51,644
11,131	Barratt Developments plc	86,682
796	Berkeley Group Holdings plc	34,881
11,735	BP plc	64,653
7,599	British Land Co., plc (The) REIT	79,953
15,886	BT Group plc, Class A	102,975
5,832	Bunzl plc	174,074
7,041	Direct Line Insurance Group plc	37,301
1,381	easyJet plc	29,765
6,263	GlaxoSmithKline plc	133,856
4,836	Hammerson plc REIT	41,386
8,138	Inmarsat plc	110,726
442	Johnson Matthey plc	18,681
6,889	Land Securities Group plc REIT	114,106
1,709	Mondi plc	32,735
1,464	Next plc	108,960

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
4,089	Persimmon plc	118,933
15,900	Rexam plc	145,417
5,831	Royal Mail plc	41,532
20,321	Sage Group plc (The)	176,019
1,497	Severn Trent plc	48,803
7,680	Smith & Nephew plc	130,056
41,666	Taylor Wimpey plc	112,397
2,921	Travis Perkins plc	79,028
8,444	United Utilities Group plc	116,115
33,802	Vodafone Group plc	108,905
9,564	William Hill plc	43,787
5,412	WPP plc	126,439

		2,469,809

	United States — 25.4%
1,092	Airgas, Inc.	155,544
240	Alleghany Corp. (a)	125,107
2,256	Alliant Energy Corp.	159,093
1,761	Allstate Corp. (The)	114,553
3,073	Amdocs Ltd.	173,747
2,728	Ameren Corp.	130,944
2,602	American Water Works Co., Inc.	189,322
10,265	Annaly Capital Management, Inc. REIT	106,962
1,162	Anthem, Inc.	163,575
1,200	Ashland, Inc.	133,920
1,884	Assurant, Inc.	159,330
5,188	AT&T, Inc.	201,398
2,376	AutoNation, Inc. (a)	120,345
180	AutoZone, Inc. (a)	137,741
2,580	Avery Dennison Corp.	187,334
2,762	Avnet, Inc.	113,573
2,712	Axis Capital Holdings Ltd.	144,468
1,228	Becton, Dickinson & Co.	198,027
3,072	Bemis Co., Inc.	154,153
3,007	Broadridge Financial Solutions, Inc.	179,939
612	C.R. Bard, Inc.	129,848
4,308	CA Technologies, Inc.	127,775
1,419	Celanese Corp., Class A	100,323
4,586	CenturyLink, Inc.	141,937
2,465	CF Industries Holdings, Inc.	81,518
2,163	Chevron Corp.	221,015
1,764	Church & Dwight Co., Inc.	163,523
1,312	Cigna Corp.	181,764
2,412	Cincinnati Financial Corp.	159,216
2,052	Cintas Corp.	184,229
925	CMS Energy Corp.	37,629
1,764	CNA Financial Corp.	55,742

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
350	Columbia Pipeline Group, Inc.	8,967
2,676	Commerce Bancshares, Inc.	125,290
2,090	Computer Sciences Corp.	69,242
2,920	ConocoPhillips	139,547
1,276	Constellation Brands, Inc., Class A	199,133
2,090	CSRA, Inc.	54,256
2,150	Darden Restaurants, Inc.	133,837
424	DaVita HealthCare Partners, Inc. (a)	31,334
2,460	DENTSPLY SIRONA Inc.	146,616
1,921	Dr. Pepper Snapple Group, Inc.	174,638
1,608	DST Systems, Inc.	194,053
2,138	DTE Energy Co.	190,624
1,729	Eastman Chemical Co.	132,061
1,092	Edgewell Personal Care Co.	89,620
972	Everest Re Group Ltd. (Bermuda)	179,723
3,048	Eversource Energy	172,029
2,105	Fidelity National Information Services, Inc.	138,509
1,095	First Solar, Inc. (a)	61,145
2,473	Foot Locker, Inc.	151,941
595	Four Corners Property Trust, Inc. REIT	10,561
24,468	Frontier Communications Corp.	136,042
1,020	Genuine Parts Co.	97,889
1,824	Harris Corp.	145,938
2,404	Hasbro, Inc.	203,475
1,228	Helmerich & Payne, Inc.	81,195
1,164	Henry Schein, Inc. (a)	196,367
1,577	Hess Corp.	94,021
3,403	HollyFrontier Corp.	121,147
3,932	Hormel Foods Corp.	151,579
1,443	IAC/Interactive Corp.	66,869
4,218	Intel Corp.	127,721
1,308	International Flavors & Fragrances, Inc.	156,267
4,611	Jabil Circuit, Inc.	80,047
1,504	JM Smucker Co. (The)	190,978
1,125	Johnson & Johnson	126,090
1,418	L-3 Communications Holdings, Inc., Class 3	186,510
1,188	Laboratory Corp. of America Holdings (a)	148,880
3,984	Leggett & Platt, Inc.	196,371
2,606	Level 3 Communications, Inc. (a)	136,190
5,184	Liberty Interactive Corp. QVC Group, Class A (a)	135,821
1,252	McCormick & Co., Inc. (Non-Voting)	117,412
1,932	Molson Coors Brewing Co., Class B	184,757
1,474	Motorola Solutions, Inc.	110,830
2,376	Murphy Oil Corp.	84,918
4,128	Newell Rubbermaid, Inc.	187,989
2,552	Newfield Exploration Co. (a)	92,510

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — continued
350	NiSource, Inc.	7,949
986	Northrop Grumman Corp.	203,372
4,479	NVIDIA Corp.	159,139
92	NVR, Inc. (a)	152,839
3,406	Old Republic International Corp.	62,977
2,868	Patterson Cos., Inc.	124,328
2,184	Pinnacle West Capital Corp.	158,667
1,562	PPG Industries, Inc.	172,429
408	Quest Diagnostics, Inc.	30,669
1,494	Raytheon Co.	188,767
1,482	RenaissanceRe Holdings Ltd.	164,369
2,978	Republic Services, Inc., Class A	140,174
1,476	SBA Communications Corp., Class A (a)	152,087
2,621	SCANA Corp.	180,036
996	Scripps Networks Interactive, Inc., Class A	62,101
3,205	Southwest Airlines Co.	142,975
33,181	Sprint Corp. (a)	113,811
3,937	Synopsys, Inc. (a)	187,086
3,256	TECO Energy, Inc.	90,419
2,783	TEGNA, Inc.	65,011
4,776	TELUS Corp.	151,208
987	Tesoro Corp.	78,654
3,039	Thomson Reuters Corp.	125,077
4,800	T-Mobile US, Inc. (a)	188,544
2,376	Torchmark Corp.	137,547
3,089	Total System Services, Inc.	157,972
1,480	Tyson Foods, Inc., Class A	97,414
1,312	Universal Health Services, Inc., Class B	175,388
3,763	Verizon Communications, Inc.	191,687
3,082	W.R. Berkley Corp. (Ireland)	172,592
1,828	Walt Disney Co. (The)	188,759
936	Waters Corp. (a)	121,830
578	Westlake Chemical Corp.	29,010
2,208	Wyndham Worldwide Corp.	156,658
4,321	Xcel Energy, Inc.	172,970
2,977	Xylem Inc.	124,379
471	Zimmer Biomet Holdings, Inc.	54,528

		15,477,955

	Total Common Stocks (Cost $58,208,416)	60,129,605

	Total Investments — 98.7% (Cost $58,208,416)	60,129,605
	Other Assets in Excess of Liabilities — 1.3%	806,728

	NET ASSETS — 100.0%	$60,936,333

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	37

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.1%
Chemicals	6.4
Diversified Telecommunication Services	5.7
Electric Utilities	4.8
Pharmaceuticals	4.2
Insurance	3.8
Food Products	3.3
Health Care Providers & Services	3.3
IT Services	3.1
Media	2.9
Wireless Telecommunication Services	2.7
Commercial Banks	2.5
Semiconductors & Semiconductor Equipment	2.5
Household Durables	2.4
Real Estate Investment Trusts (REITs)	2.4
Software	2.1
Health Care Equipment & Supplies	2.1
Road & Rail	1.9
Multi-Utilities	1.9
Trading Companies & Distributors	1.8
Electronic Equipment & Instruments	1.8
Auto Components	1.8
Gas Utilities	1.6
Hotels, Restaurants & Leisure	1.6
Metals & Mining	1.6
Real Estate Management & Development	1.5
Commercial Services & Supplies	1.5
Specialty Retail	1.4
Airlines	1.3
Beverages	1.3
Aerospace & Defense	1.2
Food & Staples Retailing	1.1
Internet Software & Services	1.1
Transportation Infrastructure	1.0
Others (each less than 1.0%)	13.3

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Company — 99.9%
	Exchange Traded Fund — 99.9%
499,739	JPMorgan Diversified Return International Equity ETF (b)	$25,021,932

	Total Exchange Traded Fund (Cost $25,417,524)	25,021,932

	Total Investments — 99.9% (Cost $25,417,524)	25,021,932
	Other Assets in Excess of Liabilities — 0.1%	22,515

	NET ASSETS — 100.0%	$25,044,447

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY (c)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,106,696	AUD	Goldman Sachs	05/05/2016	2,371,025	2,361,681	(9,344)
248,944	AUD	Goldman Sachs	06/03/2016	189,665	189,010	(655)
424,530	CHF	Goldman Sachs	05/05/2016	442,911	442,636	(275)
2,177,610	DKK	Goldman Sachs	05/05/2016	335,105	335,083	(22)
4,221,855	EUR	Goldman Sachs	05/05/2016	4,835,259	4,834,969	(290)
181,686	EUR	Goldman Sachs	06/03/2016	208,222	208,253	31
3,883,196	GBP	Goldman Sachs	05/05/2016	5,687,603	5,674,021	(13,582)
56,315	GBP	Goldman Sachs	06/03/2016	82,289	82,293	4
10,498,160	HKD	Goldman Sachs	05/05/2016	1,353,344	1,353,469	125
424,527	HKD	Goldman Sachs	06/03/2016	54,747	54,748	1
644,121,007	JPY	Goldman Sachs	05/05/2016	6,019,503	6,054,474	34,971
8,925,335	JPY	Goldman Sachs	06/03/2016	83,901	83,956	55
2,792,453,855	KRW	Goldman Sachs	05/05/2016	2,443,211	2,450,633	7,422
91,387,419	KRW	Goldman Sachs	06/03/2016	79,957	80,166	209
2,646,971	NOK	Goldman Sachs	05/05/2016	328,663	328,734	71
256,667	NZD	Goldman Sachs	05/05/2016	179,475	179,168	(307)
13,819	NZD	Goldman Sachs	06/03/2016	9,650	9,631	(19)
5,452,788	SEK	Goldman Sachs	05/05/2016	679,691	679,136	(555)
77,443	SEK	Goldman Sachs	06/03/2016	9,653	9,656	3
1,048,878	SGD	Goldman Sachs	05/05/2016	780,386	779,811	(575)
103,082	SGD	Goldman Sachs	06/03/2016	76,654	76,578	(76)
				26,250,912	26,268,104	17,192

CONTRACTS TO SELL (c)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,106,696	AUD	Goldman Sachs	05/05/2016	2,361,681	2,415,061	53,380
3,095,219	AUD	Goldman Sachs	06/03/2016	2,350,041	2,359,207	9,166
424,530	CHF	Goldman Sachs	05/05/2016	442,636	437,308	(5,328)
458,061	CHF	Goldman Sachs	06/03/2016	478,202	478,515	313

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	39

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

CONTRACTS TO SELL (c)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,177,610	DKK	Goldman Sachs	05/05/2016	335,083	330,785	(4,298)
2,375,498	DKK	Goldman Sachs	06/03/2016	365,856	365,994	138
4,221,855	EUR	Goldman Sachs	05/05/2016	4,834,969	4,773,079	(61,890)
4,206,267	EUR	Goldman Sachs	06/03/2016	4,821,338	4,821,601	263
3,883,196	GBP	Goldman Sachs	05/05/2016	5,674,021	5,560,981	(113,040)
4,016,057	GBP	Goldman Sachs	06/03/2016	5,868,603	5,883,434	14,831
10,498,160	HKD	Goldman Sachs	05/05/2016	1,353,469	1,353,121	(348)
10,498,160	HKD	Goldman Sachs	06/03/2016	1,353,871	1,353,704	(167)
644,121,007	JPY	Goldman Sachs	05/05/2016	6,054,475	5,858,496	(195,979)
676,375,153	JPY	Goldman Sachs	06/03/2016	6,362,293	6,325,874	(36,419)
2,792,453,855	KRW	Goldman Sachs	05/05/2016	2,450,632	2,456,195	5,563
2,771,492,335	KRW	Goldman Sachs	06/03/2016	2,431,175	2,422,527	(8,648)
2,646,971	NOK	Goldman Sachs	05/05/2016	328,734	325,128	(3,606)
2,703,239	NOK	Goldman Sachs	06/03/2016	335,678	335,625	(53)
256,667	NZD	Goldman Sachs	05/05/2016	179,168	178,642	(526)
256,667	NZD	Goldman Sachs	06/03/2016	178,879	179,085	206
5,452,788	SEK	Goldman Sachs	05/05/2016	679,855	671,287	(8,568)
5,514,645	SEK	Goldman Sachs	06/03/2016	687,567	688,076	509
1,048,878	SGD	Goldman Sachs	05/05/2016	779,810	779,325	(485)
1,048,878	SGD	Goldman Sachs	06/03/2016	779,201	779,614	413
				51,487,237	51,132,664	(354,573)

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
	Australia — 8.6%
77,162	AGL Energy Ltd.	1,068,805
52,260	Ansell Ltd.	788,775
155,584	APA Group	1,030,497
46,736	Asciano Ltd.	313,315
69,936	Bendigo & Adelaide Bank Ltd.	492,336
72,019	Boral Ltd.	350,528
47,382	Brambles Ltd.	447,534
25,072	Caltex Australia Ltd.	615,348
13,242	Cochlear Ltd.	1,083,150
15,339	CSL Ltd.	1,222,343
153,559	CSR Ltd.	396,483
149,553	Dexus Property Group REIT	953,579
37,909	Downer EDI Ltd.	106,430
77,131	DUET Group	131,781
245,335	GPT Group REIT (The)	934,362
38,795	Harvey Norman Holdings Ltd.	131,381
377,583	Healthscope Ltd.	777,633
266,916	Incitec Pivot Ltd.	648,643
8,388	Orica Ltd.	96,920
243,001	Origin Energy Ltd.	998,617
22,204	Ramsay Health Care Ltd.	1,091,904
69,718	Sonic Healthcare Ltd.	1,023,075
205,230	Sydney Airport	1,058,182
294,832	Tabcorp Holdings Ltd.	988,924
255,528	Tatts Group Ltd.	728,163
274,558	Telstra Corp. Ltd.	1,114,808
90,012	TPG Telecom Ltd.	729,556
132,661	Transurban Group	1,164,073
351,991	Vicinity Centres REIT	884,763
35,321	Wesfarmers Ltd.	1,143,722

		22,515,630

	Austria — 0.5%
21,424	OMV AG	644,652
18,557	voestalpine AG	669,630

		1,314,282

	Belgium — 1.1%
5,302	Ageas	208,352
14,248	Colruyt S.A.	821,568
4,628	Groupe Bruxelles Lambert S.A.	409,461
25,799	Proximus SADP	869,529
11,588	Umicore S.A.	578,471

		2,887,381

	Denmark — 1.5%
11,548	Chr. Hansen Holding A/S	719,107

SHARES	SECURITY DESCRIPTION	VALUE($)

	Denmark — continued
5,780	DSV A/S	243,327
15,132	H Lundbeck A/S (a)	505,605
3,809	ISS A/S	144,684
148,457	TDC A/S	760,140
11,094	Vestas Wind Systems A/S	794,132
5,885	William Demant Holding A/S (a)	605,151

		3,772,146

	Finland — 1.7%
13,691	Elisa OYJ	511,936
16,640	Fortum OYJ	250,874
14,924	Kesko OYJ, Class B	596,940
34,208	Neste OYJ	1,096,185
5,557	Nokian Renkaat OYJ	205,254
11,901	Orion OYJ, Class B	415,641
17,732	Sampo OYJ, Class A	775,621
24,019	UPM-Kymmene OYJ	459,776

		4,312,227

	France — 4.9%
2,390	Arkema S.A.	190,762
12,688	Atos SE	1,129,322
11,185	Capital Gemini S.A.	1,044,043
4,166	Christian Dior SE	732,055
12,375	Dassault Systemes	967,934
2,399	Eiffage S.A.	190,847
6,869	Essilor International S.A.	889,237
21,577	Eutelsat Communications S.A.	670,369
1,424	Iliad S.A.	311,370
5,617	Ingenico S.A.	662,122
22,733	Lagardere SCA	603,288
7,084	Orange S.A.	117,694
9,724	Publicis Groupe S.A.	719,611
22,573	SCOR SE	768,969
2,756	Sodexo S.A.	278,423
11,657	Thales S.A.	1,008,775
15,898	TOTAL S.A.	803,501
3,536	Valeo S.A.	560,879
7,852	Vinci S.A.	586,456
31,504	Vivendi S.A.	605,205

		12,840,862

	Germany — 3.9%
6,436	Axel Springer SE	359,884
8,684	Beiersdorf AG	779,786
12,261	Brenntag AG	720,197
22,368	Evonik Industries AG	709,701

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	41

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
11,440	Fraport AG Frankfurt Airport Services Worldwide	693,527
11,591	Fresenius Medical Care AG & Co., KGaA	1,008,852
13,932	Fresenius SE & Co., KGaA	1,015,902
9,360	Hannover Rueck SE	1,070,049
61,878	Infineon Technologies AG	882,853
10,454	K+S AG	260,936
8,006	Merck KGaA	753,984
2,649	SAP SE	207,844
7,230	Suedzucker AG	127,668
2,917	Symrise AG	193,606
101,241	Telefonica Deutschland Holding AG	515,113
18,360	United Internet AG	897,408

		10,197,310

	Hong Kong — 5.0%
218,000	Cathay Pacific Airways Ltd.	347,568
110,000	Cheung Kong Infrastructure Holdings Ltd.	1,038,116
80,042	CK Hutchison Holdings Ltd.	957,592
108,000	CLP Holdings Ltd.	998,462
624,000	FIH Mobile Ltd.	267,176
104,000	First Pacific Co., Ltd.	65,859
564,100	Hong Kong & China Gas Co., Ltd.	1,050,064
177,500	Link REIT	1,076,871
206,500	MTR Corp., Ltd.	1,020,920
296,000	New World Development Co., Ltd.	294,375
1,681,000	PCCW Ltd.	1,137,841
105,500	Power Assets Holdings Ltd.	1,003,736
8,737,000	Semiconductor Manufacturing International Corp. (a)	718,252
78,000	Swire Pacific Ltd., Class A	846,192
155,500	Techtronic Industries Co., Ltd.	582,918
94,000	Wheelock & Co., Ltd.	435,183
648,000	Xinyi Solar Holdings Ltd.	255,410
288,000	Yue Yuen Industrial Holdings Ltd.	1,049,018

		13,145,553

	Ireland — 0.3%
9,759	Kerry Group plc, Class A	870,239

	Italy — 1.2%
68,635	Davide Campari-Milano SpA	663,953
206,856	Parmalat SpA	576,995
129,385	Snam SpA	791,245
184,297	Terna Rete Elettrica Nazionale SpA	1,040,959

		3,073,152

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — 24.0%
46,800	Alfresa Holdings Corp.	901,230
221,000	Aozora Bank Ltd.	784,111
31,200	Brother Industries Ltd.	353,694
7,000	Calsonic Kansei Corp.	47,811
26,000	Canon Marketing Japan, Inc.	465,979
30,500	Canon, Inc.	852,864
37,000	Capcom Co., Ltd.	852,307
3,700	Central Japan Railway Co.	648,150
88,000	Chiba Bank Ltd. (The)	444,402
40,600	Chubu Electric Power Co., Inc.	534,790
62,900	Chugoku Electric Power Co., Inc. (The)	816,348
41,600	COMSYS Holdings Corp.	625,480
161,100	Concordia Financial Group Ltd. (a)	775,824
10,600	Credit Saison Co., Ltd.	194,916
67,700	Daicel Corp.	845,705
1,500	Daito Trust Construction Co., Ltd.	212,148
44,000	Denka Co., Ltd.	185,220
281,000	DIC Corp.	646,386
25,900	Electric Power Development Co., Ltd.	780,576
20,800	FamilyMart Co., Ltd.	1,097,712
104,000	Fuji Electric Co., Ltd.	442,546
26,100	FUJIFILM Holdings Corp.	1,071,360
156,000	Fujikura Ltd.	756,173
57,000	Gunma Bank Ltd. (The)	225,681
52,000	Hachijuni Bank Ltd. (The)	227,336
149,000	Hankyu Hanshin Holdings, Inc.	944,438
12,100	Hikari Tsushin, Inc.	906,318
6,800	Hitachi Capital Corp.	145,232
36,400	Hitachi Chemical Co., Ltd.	611,292
36,400	Hitachi High-Technologies Corp.	984,899
11,400	Hokkaido Electric Power Co., Inc. (a)	103,911
46,800	Hokuriku Electric Power Co.	612,952
41,500	Idemitsu Kosan Co., Ltd.	886,533
102,200	Inpex Corp.	812,475
21,600	Itochu Techno-Solutions Corp.	423,281
30,600	Japan Airlines Co., Ltd.	1,101,425
21,600	Japan Petroleum Exploration Co., Ltd.	502,836
244,500	JX Holdings, Inc.	1,050,839
111,000	Kaneka Corp.	929,039
364,000	Kawasaki Kisen Kaisha Ltd.	776,127
36,000	KDDI Corp.	1,037,006
93,300	Konica Minolta, Inc.	805,326
42,300	Kuraray Co., Ltd.	536,281
20,800	Lintec Corp.	398,734
22,000	Lion Corp.	270,693

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
21,400	Matsui Securities Co., Ltd.	184,431
41,600	Medipal Holdings Corp.	658,163
15,600	Miraca Holdings, Inc.	662,955
54,000	Mitsubishi Gas Chemical Co., Inc.	296,126
53,300	Mitsubishi Tanabe Pharma Corp.	948,980
338,300	Mizuho Financial Group, Inc.	507,082
15,000	Mochida Pharmaceutical Co., Ltd.	1,115,522
51,000	NH Foods Ltd.	1,136,759
42,000	Nippo Corp.	696,385
112,000	Nippon Express Co., Ltd.	511,103
35,800	Nippon Paper Industries Co., Ltd.	687,920
11,700	Nippon Shokubai Co., Ltd.	606,012
25,900	Nippon Telegraph & Telephone Corp.	1,159,034
57,200	Nippon Television Holdings, Inc.	921,378
78,100	Nipro Corp.	760,808
62,300	Nisshin Seifun Group, Inc.	1,019,919
11,300	Nissin Foods Holdings Co., Ltd.	524,580
14,400	Nomura Real Estate Holdings Inc.	263,164
11,000	Nomura Research Institute Ltd.	385,881
47,600	NTT DOCOMO, Inc.	1,141,638
260,000	Osaka Gas Co., Ltd.	937,345
4,500	Otsuka Corp.	214,597
192,500	Resona Holdings, Inc.	680,538
64,100	Ricoh Co., Ltd.	653,238
5,200	Sawai Pharmaceutical Co., Ltd.	334,983
62,000	Sekisui House Ltd.	1,076,527
88,400	Seven Bank Ltd.	375,630
9,500	Shikoku Electric Power Co., Inc.	117,264
25,900	Shimachu Co., Ltd.	602,793
9,000	Shimamura Co., Ltd.	1,214,942
93,600	Showa Shell Sekiyu K.K.	976,782
41,600	SKY Perfect JSAT Holdings, Inc.	221,451
22,900	SoftBank Group Corp.	1,231,344
379,500	Sojitz Corp.	758,329
198,000	Sumitomo Osaka Cement Co., Ltd.	853,641
16,100	Suzuken Co., Ltd.	551,717
155,000	Taisei Corp.	1,057,958
3,700	Taisho Pharmaceutical Holdings Co., Ltd.	303,903
17,000	Toho Gas Co., Ltd.	116,071
31,800	Tohoku Electric Power Co., Inc.	406,562
93,300	Tokyo Electric Power Co., Inc. (a)	499,705
104,000	TonenGeneral Sekiyu K.K.	985,058
26,300	Toyo Suisan Kaisha Ltd.	928,857
20,200	Toyota Industries Corp.	876,436
31,100	Tsumura & Co.	800,291

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
411,000	Ube Industries Ltd.	780,608
15,200	West Japan Railway Co.	917,567
13,000	Yamaguchi Financial Group Inc.	120,833
15,700	Yamaha Corp.	450,592
36,300	Yokohama Rubber Co., Ltd. (The)	608,556

		62,470,344

	Luxembourg — 0.1%
47,100	Samsonite International S.A.	151,476

	Netherlands — 2.6%
11,902	Boskalis Westminster	496,352
10,971	Heineken Holding NV	905,734
22,306	Koninklijke Ahold NV	485,698
13,918	NN Group NV	483,132
4,998	OCI NV (a)	98,762
22,514	QIAGEN NV (a)	506,357
45,294	RELX NV	760,652
83,290	Royal Dutch Shell plc, Class A	2,181,639
22,783	Wolters Kluwer NV	867,869

		6,786,195

	New Zealand — 0.7%
111,174	Fletcher Building Ltd.	646,276
428,220	Spark New Zealand Ltd.	1,107,279

		1,753,555

	Norway — 1.3%
47,674	Marine Harvest ASA	743,057
57,408	Norsk Hydro ASA	249,781
17,576	Orkla ASA	153,437
41,238	Statoil ASA	725,842
45,865	Telenor ASA	789,161
18,717	Yara International ASA	748,643

		3,409,921

	Portugal — 0.6%
214,916	EDP — Energias de Portugal S.A.	764,045
51,064	Galp Energia SGPS S.A.	701,593

		1,465,638

	Singapore — 2.9%
109,100	Ascendas Real Estate Investment Trust REIT	199,117
468,400	CapitaLand Mall Trust REIT	719,065
150,300	ComfortDelGro Corp., Ltd.	322,137
2,339,200	Golden Agri-Resources Ltd.	693,927
936,000	Hutchison Port Holdings Trust, Class U	415,520
172,400	Keppel Corp., Ltd.	688,950
208,000	Sembcorp Industries Ltd.	444,603

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	43

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Singapore — continued
83,200	Sembcorp Marine Ltd.	102,793
260,000	Singapore Press Holdings Ltd.	782,652
383,500	Singapore Telecommunications Ltd.	1,096,960
175,100	StarHub Ltd.	430,132
223,700	Suntec REIT	279,497
58,500	Venture Corp., Ltd.	363,789
399,300	Wilmar International Ltd.	1,096,868

		7,636,010

	South Korea — 9.3%
4,621	Celltrion, Inc. (a)	406,570
1,620	CJ CheilJedang Corp.	538,121
4,054	CJ Corp.	758,737
15,916	GS Holdings Corp.	768,376
7,065	Hanmi Science Co., Ltd.	837,768
14,604	Hanwha Chemical Corp.	319,803
2,491	Hyosung Corp.	266,511
2,708	Hyundai Department Store Co., Ltd.	349,435
17,570	Hyundai Steel Co.	963,742
57,660	Industrial Bank of Korea	612,893
7,442	Kakao Corp.	654,657
17,886	Kangwon Land, Inc.	669,509
20,535	Korea Electric Power Corp.	1,115,436
17,314	Korea Gas Corp.	626,417
1,605	Korea Zinc Co., Ltd.	695,977
33,267	KT Corp.	891,126
11,069	KT&G Corp.	1,192,521
12,065	LG Corp.	719,069
41,907	LG Display Co., Ltd.	872,323
98,540	LG Uplus Corp.	966,653
1,715	Lotte Chemical Corp.	437,444
2,243	Lotte Shopping Co., Ltd.	534,022
1,249	NAVER Corp.	740,217
5,559	POSCO	1,164,695
1,161	Samsung Electronics Co., Ltd.	1,265,294
1,563	Samsung SDS Co., Ltd.	233,053
996	Shinsegae Co., Ltd.	184,167
4,984	SK Holdings Co., Ltd.	976,812
37,147	SK Hynix, Inc.	911,135
3,326	SK Innovation Co., Ltd.	449,201
47,632	SK Networks Co., Ltd.	282,915
4,792	SK Telecom Co., Ltd.	870,224
14,664	SKC Co., Ltd.	359,262
9,614	S-Oil Corp.	730,695
38,474	Woori Bank	353,501
1,868	Yuhan Corp.	477,132

		24,195,413

SHARES	SECURITY DESCRIPTION	VALUE($)

	Spain — 2.2%
3,072	Acciona S.A.	246,534
46,228	Acerinox S.A.	547,767
2,132	Corp. Financiera Alba S.A.	87,446
27,404	Enagas S.A.	836,647
42,017	Endesa S.A.	884,036
42,440	Ferrovial S.A.	915,651
19,039	Gamesa Corp. Tecnologica S.A.	375,983
25,318	Gas Natural SDG S.A.	527,959
122,369	Iberdrola S.A.	871,117
3,321	Red Electrica Corp. S.A.	297,013
10,146	Repsol S.A.	133,689

		5,723,842

	Sweden — 2.6%
48,467	Boliden AB	847,704
4,855	Hexagon AB, Class B	193,932
24,752	Investor AB, Class B	909,391
57,357	Securitas AB, Class B	906,943
35,979	Skanska AB, Class B	793,008
15,964	Svenska Cellulosa AB SCA, Class B	503,690
7,492	Swedish Match AB	237,960
91,941	Tele2 AB, Class B	878,471
61,932	Telefonaktiebolaget LM Ericsson, Class B	501,799
158,650	TeliaSonera AB	758,755
19,352	Trelleborg AB, Class B	353,406

		6,885,059

	Switzerland — 2.1%
6,561	Baloise Holding AG	813,279
1	Chocoladefabriken Lindt & Spruengli AG	73,207
32,505	Clariant AG	615,859
25,586	Coca-Cola HBC AG	524,466
271	EMS-Chemie Holding AG	134,109
1,302	Kuehne & Nagel International AG	187,899
4,558	Lonza Group AG	760,221
10,822	Novartis AG	823,579
2,659	Sonova Holding AG	355,981
1,820	Swiss Re AG	161,759
1,820	Swisscom AG	924,885

		5,375,244

	United Kingdom — 21.8%
35,257	Admiral Group plc	958,241
112,462	Antofagasta plc	796,488
87,356	ARM Holdings plc	1,199,041
24,130	AstraZeneca plc	1,384,405
65,936	Babcock International Group plc	914,997

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
116,894	Barratt Developments plc	910,304
19,765	Berkeley Group Holdings plc	866,115
368,112	BP plc	2,028,077
108,058	British Land Co., plc (The) REIT	1,136,935
203,428	BT Group plc, Class A	1,318,639
38,064	Bunzl plc	1,136,138
35,989	Capita plc	527,311
20,243	Carnival plc	1,009,701
365,814	Centrica plc	1,277,508
140,972	Cobham plc	318,063
14,519	Croda International plc	639,601
66,669	Direct Line Insurance Group plc	353,189
43,215	easyJet plc	931,429
81,485	GKN plc	332,535
96,885	GlaxoSmithKline plc	2,070,678
112,680	Hammerson plc REIT	964,309
25,750	Hikma Pharmaceuticals plc	830,199
32,354	IMI plc	442,761
22,878	Imperial Tobacco Group plc	1,243,955
24,292	Inchcape plc	240,953
20,488	Informa plc	196,284
64,792	Inmarsat plc	881,567
11,270	InterContinental Hotels Group plc	450,408
145,553	Intu Properties plc REIT	648,174
67,808	John Wood Group plc	620,315
26,252	Johnson Matthey plc	1,109,542
74,274	Land Securities Group plc REIT	1,230,235
198,372	Legal & General Group plc	648,261
91,681	Meggitt plc	551,221
55,070	Merlin Entertainments plc	347,862
58,600	Mondi plc	1,122,460
90,479	National Grid plc	1,291,014
5,963	Next plc	443,804
41,396	Pennon Group plc	491,944
36,458	Persimmon plc	1,060,424
66,289	Petrofac Ltd.	821,290
6,364	Randgold Resources Ltd.	635,691
10,916	Reckitt Benckiser Group plc	1,063,428
51,432	RELX plc	911,185
122,201	Rexam plc	1,117,617
45,967	Royal Mail plc	327,404
116,439	Sage Group plc (The)	1,008,584
103,837	Segro plc REIT	634,433
32,028	Severn Trent plc	1,044,127
22,723	Shire plc	1,417,966

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
67,921	Sky plc	933,647
75,494	Smith & Nephew plc	1,278,442
60,844	Smiths Group plc	987,402
57,033	SSE plc	1,260,066
394,164	Taylor Wimpey plc	1,063,283
36,495	Travis Perkins plc	987,375
28,693	Unilever plc	1,282,062
72,128	United Utilities Group plc	991,844
508,612	Vodafone Group plc	1,638,671
19,308	Whitbread plc	1,094,418
57,569	WPP plc	1,344,965

		56,768,987

	Total Common Stocks (Cost $251,400,615)	257,550,466

	Total Investments — 98.9% (Cost $251,400,615)	257,550,466
	Other Assets in Excess of Liabilities — 1.1%	2,961,392

	NET ASSETS — 100.0%	$260,511,858

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	45

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.4%
Diversified Telecommunication Services	5.7
Chemicals	5.5
Pharmaceuticals	5.2
Electric Utilities	4.5
Food Products	3.8
Real Estate Investment Trusts (REITs)	3.4
Media	3.2
Health Care Providers & Services	3.0
Metals & Mining	2.9
Wireless Telecommunication Services	2.8
Insurance	2.4
Gas Utilities	2.3
Semiconductors & Semiconductor Equipment	2.2
Commercial Banks	2.2
Hotels, Restaurants & Leisure	2.2
Household Durables	2.2
Electronic Equipment & Instruments	2.1
Construction & Engineering	2.1
Health Care Equipment & Supplies	1.9
Trading Companies & Distributors	1.9
Road & Rail	1.9
IT Services	1.6
Multi-Utilities	1.5
Industrial Conglomerates	1.4
Specialty Retail	1.4
Transportation Infrastructure	1.3
Commercial Services & Supplies	1.2
Software	1.2
Real Estate Management & Development	1.2
Food & Staples Retailing	1.2
Energy Equipment & Services	1.0
Tobacco	1.0
Computers & Peripherals	1.0
Auto Components	1.0
Others (each less than 1.0%)	13.2

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

JPMorgan Exchange-Traded Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

ADR	AmericanDepositary Receipt
AUD	AustralianDollar
CHF	SwissFranc
DKK	DanishKrone
ETF	ExchangeTraded Fund
EUR	Euro
GBP	BritishPound
GDR	GlobalDepositary Receipt
HKD	HongKong Dollar
JPY	JapaneseYen
KRW	KoreanWon
MSCI	MorganStanley Capital International
NOK	NorwegianKrone
NVDR	Non-VotingDepositary Receipt
NZD	NewZealand Dollar
REIT	RealEstate Investment Trust
SEK	SwedishKrona
SGD	SingaporeDollar

(a)	Non-incomeproducing security.
(b)	Investmentin affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Non-deliverableforwards.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	47

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2016 (Unaudited)

	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return Europe Currency Hedged ETF	JPMorgan Diversified Return Europe Equity ETF
ASSETS:
Investments in non-affiliates, at value	$26,542,727	$—	$56,612,401
Investments in affiliates, at value	—	25,230,908	—
Cash	126,735	176,537	66,360
Restricted cash	—	—	5,700
Foreign currency, at value	56,524	—	4,313
Receivables:
Investment securities sold	3,178	235,462	—
Fund shares sold	—	—	25,918,146
Dividends from non-affiliates	28,369	—	95,431
Due from Adviser	—	18,982	16,426
Deferred offering costs	—	12,356	—
Tax reclaims	—	—	26,628
Prepaid Expenses	2,822	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	21,174	—

Total Assets	26,760,355	25,695,419	82,745,405

LIABILITIES:
Payables:
Unrealized depreciation on forward foreign currency exchange contracts	—	387,820	—
Investment securities purchased	3,337	—	25,726,742
Accrued Liabilities:
Professional fees	59,493	24,257	48,099
Custodian and Transfer Agent fees	7,034	49	11,671
Advisory fees	15,025	—	—
Administrator fees	1,855	633	2,195
Accounting fees	1,639	130	452
Trustees’ and Chief Compliance Officer’s fees	1,082	1,155	1,246
Other	6,579	8,737	9,025

Total Liabilities	96,044	422,781	25,799,430

Net Assets	$26,664,311	$25,272,638	$56,945,975

NET ASSETS:
Paid-in Capital	$36,796,054	$25,836,785	$55,298,612
Accumulated undistributed (distributions in excess of) net investment income	81,312	(3,652)	354,971
Accumulated net realized gains (losses)	(6,789,062)	(2,184)	138,282
Net unrealized appreciation (depreciation)	(3,423,993)	(558,311)	1,154,110

Total Net Assets	$26,664,311	$25,272,638	$56,945,975

Outstanding number of shares
(unlimited number of shares authorized — no par value)	600,000	1,000,000	1,100,000

Net asset value, per share	$44.44	$25.27	$51.77

Cost of investments in non-affiliates	$29,967,289	$—	$55,459,603
Cost of investments in affiliates	—	25,422,573	—
Cost of foreign currency	55,945	—	4,304

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

	JPMorgan Diversified Return Global Equity ETF	JPMorgan Diversified Return International Currency Hedged ETF	JPMorgan Diversified Return International Equity ETF
ASSETS:
Investments in non-affiliates, at value	$60,129,605	$—	$257,550,466
Investments in affiliates, at value	—	25,021,932	—
Cash	445,112	8,646	1,376,307
Restricted cash	—	—	50,400
Foreign currency, at value	127,471	—	105,963
Receivables:
Investment securities sold	—	354,906	1,410
Fund shares sold	—	—	30,130,029
Dividends from non-affiliates	194,076	—	891,878
Due from Adviser	129,352	16,283	112,502
Deferred offering costs	—	34,781	—
Tax reclaims	26,957	—	85,028
Prepaid Expenses	2,879	—	2,360
Unrealized appreciation on forward foreign currency exchange contracts	—	127,674	—

Total Assets	61,055,452	25,564,222	290,306,343

LIABILITIES:
Payables:
Unrealized depreciation on forward foreign currency exchange contracts	—	465,055	—
Investment securities purchased	—	—	29,579,369
Accrued Liabilities:
Professional fees	101,536	47,711	109,043
Custodian and Transfer Agent fees	799	69	54,117
Administrator fees	4,223	635	14,636
Accounting fees	1,639	131	3,013
Trustees’ and Chief Compliance Officer’s fees	2,454	1,155	9,297
Other	8,468	5,019	25,010

Total Liabilities	119,119	519,775	29,794,485

Net Assets	$60,936,333	$25,044,447	$260,511,858

NET ASSETS:
Paid-in Capital	$59,685,756	$25,789,485	$254,474,159
Accumulated undistributed (distributions in excess of) net investment income	408,850	(3,659)	1,612,623
Accumulated net realized gains (losses)	(1,089,098)	(8,406)	(1,756,362)
Net unrealized appreciation (depreciation)	1,930,825	(732,973)	6,181,438

Total Net Assets	$60,936,333	$25,044,447	$260,511,858

Outstanding number of shares
(unlimited number of shares authorized — no par value)	1,200,000	1,000,000	5,200,000

Net asset value, per share	$50.78	$25.04	$50.10

Cost of investments in non-affiliates	$58,208,416	$—	$251,400,615
Cost of investments in affiliates	—	25,417,524	—
Cost of foreign currency	125,046	—	105,270

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	49

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2016 (Unaudited)

	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return Europe Currency Hedged ETF (a)	JPMorgan Diversified Return Europe Equity ETF (b)
INVESTMENT INCOME:
Dividend income from non-affiliates	$252,826	$—	$439,903
Interest income from affiliates	225	—	2
Foreign taxes withheld	(20,859)	—	(48,542)

Total Investment Income	232,192	—	391,363

EXPENSES:
Investment advisory fees (Note 3.A)	63,632	2,459	24,747
Administration fees (Note 3.B)	12,293	633	7,012
Trustees’ and Chief Compliance Officer’s fees	14,122	1,155	3,411
Professional fees	80,887	8,339	55,122
Printing and mailing costs	2,948	1,238	3,755
Custodian and Transfer Agent fees	54,882	78	42,015
Registration and filing fees	86	187	443
Interest expense from affiliates	75	—	6
Insurance expense	9,692	621	560
Offering costs	3,506	3,562	6,131
Accounting fees	7,360	130	1,444
Other	43,433	3,129	13,110

Total expenses	292,916	21,531	157,756

Less fees waived (Note 3.D)	(75,925)	(3,092)	(31,759)
Less expense reimbursements from affiliates (Note 3.D)	(137,217)	(14,787)	(73,423)
Less expense reimbursements from non-affiliates (Note 3.C)	(14,700)	—	(17,100)

Net expenses	65,074	3,652	35,474

Net investment income (loss)	167,118	(3,652)	355,889

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,124,067)	—	137,763
Investments in affiliates	—	(2,184)	—
Futures	13,768	—	—
Foreign currency translations	13,346	—	519

Net realized gain (loss)	(4,096,953)	(2,184)	138,282

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,701,862	—	1,152,798
Investments in affiliates	—	(191,665)	—
Foreign currency translations	2,534	(366,646)	1,312

Change in net unrealized appreciation/depreciation	2,704,396	(558,311)	1,154,110

Net realized/unrealized gains (losses)	(1,392,557)	(560,495)	1,292,392

Change in net assets resulting from operations	$(1,225,439)	$(564,147)	$1,648,281

(a)	Commencement of operations was April 1, 2016.
(b)	Commencement of operations was December 18, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

	JPMorgan Diversified Return Global Equity ETF	JPMorgan Diversified Return International Currency Hedged ETF (a)	JPMorgan Diversified Return International Equity ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$833,601	$—	$2,463,324
Interest income from affiliates	51	—	142
Foreign taxes withheld	(75,310)	—	(235,191)

Total Investment Income	758,342	—	2,228,275

EXPENSES:
Investment advisory fees (Note 3.A)	66,142	2,016	166,463
Administration fees (Note 3.B)	23,425	635	58,956
Trustees’ and Chief Compliance Officer’s fees	23,263	1,155	52,400
Professional fees	99,381	8,339	177,746
Printing and mailing costs	5,940	1,238	14,406
Custodian and Transfer Agent fees	24,406	72	124,209
Registration and filing fees	240	31	1,870
Interest expense from affiliates	68	—	45
Insurance expense	19,790	621	30,770
Offering costs	—	4,591	223
Accounting fees	9,954	131	12,698
Other	41,081	3,129	54,893

Total expenses	313,690	21,958	694,679

Less fees waived (Note 3.D)	(89,567)	(2,651)	(225,418)
Less expense reimbursements from affiliates (Note 3.D)	(103,998)	(15,648)	(63,019)
Less expense reimbursements from non-affiliates (Note 3.C)	(15,400)	—	(108,000)

Net expenses	104,725	3,659	298,242

Net investment income (loss)	653,617	(3,659)	1,930,033

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(733,314)	—	(1,565,398)
Investments in affiliates	—	(8,406)	—
Foreign currency translations	13,681	—	1,720

Net realized gain (loss)	(719,633)	(8,406)	(1,563,678)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,040,843	—	6,457,911
Investments in affiliates	—	(395,592)	—
Foreign currency translations	10,662	(337,381)	36,025

Change in net unrealized appreciation/depreciation	2,051,505	(732,973)	6,493,936

Net realized/unrealized gains (losses)	1,331,872	(741,379)	4,930,258

Change in net assets resulting from operations	$1,985,489	$(745,038)	$6,860,291

(a)	Commencement of operations was April 1, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	51

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Diversified Return Emerging Markets Equity ETF		JPMorgan Diversified Return Europe Currency Hedged ETF
	Period Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015 (a)	Period Ended April 30, 2016 (b) (Unaudited)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$167,118	$980,553	$(3,652)
Net realized gain (loss)	(4,096,953)	(3,629,485)	(2,184)
Change in net unrealized appreciation/depreciation	2,704,396	(6,128,389)	(558,311)

Change in net assets resulting from operations	(1,225,439)	(8,777,321)	(564,147)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,050,481)	—	—

Total Distributions to Shareholders	(1,050,481)	—	—

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(7,245,443)	44,962,995	25,836,785

NET ASSETS:
Change in net assets	(9,521,363)	36,185,674	25,272,638
Beginning of period	36,185,674	—	—

End of period	$26,664,311	$36,185,674	$25,272,638

Accumulated undistributed (distributions in excess of) net investment income	$81,312	$964,675	$(3,652)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$—	$58,386,392	$25,836,785
Cost of shares redeemed	(7,245,443)	(13,423,397)	—

Total change in net assets resulting from capital transactions	$(7,245,443)	$44,962,995	$25,836,785

SHARE TRANSACTIONS:
Issued	—	1,100,000	1,000,000
Redeemed	(200,000)	(300,000)	—

Net increase (decrease) in shares from share transactions	(200,000)	800,000	1,000,000

(a)	Commencement of operations was January 7, 2015.
(b)	Commencement of operations was April 1, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

	JPMorgan Diversified Return Europe Equity ETF	JPMorgan Diversified Return Global Equity ETF
	Period Ended April 30, 2016 (a) (Unaudited)	Period Ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$355,889	$653,617	$964,790
Net realized gain (loss)	138,282	(719,633)	(286,219)
Change in net unrealized appreciation/depreciation	1,154,110	2,051,505	257,942

Change in net assets resulting from operations	1,648,281	1,985,489	936,513

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(918)	(1,057,128)	(288,042)

Total Distributions to Shareholders	(918)	(1,057,128)	(288,042)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	55,298,612	9,477,938	25,034,796

NET ASSETS:
Change in net assets	56,945,975	10,406,299	25,683,267
Beginning of period	—	50,530,034	24,846,767

End of period	$56,945,975	$60,936,333	$50,530,034

Accumulated undistributed (Distributions in excess of) net investment income	$354,971	$408,850	$812,361

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$55,298,612	$9,477,938	$25,034,796

Total change in net assets resulting from capital transactions	$55,298,612	$9,477,938	$25,034,796

SHARE TRANSACTIONS:
Issued	1,100,000	200,000	500,000

Net increase in shares from share transactions	1,100,000	200,000	500,000

(a)	Commencement of operations was December 18, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	53

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return International Currency Hedged ETF	JPMorgan Diversified Return International Equity ETF
	Period Ended April 30, 2016 (a) (Unaudited)	Period Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(3,659)	$1,930,033	$1,875,555
Net realized gain (loss)	(8,406)	(1,563,678)	(187,378)
Change in net unrealized appreciation/depreciation	(732,973)	6,493,936	(312,498)

Change in net assets resulting from operations	(745,038)	6,860,291	1,375,679

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(2,154,090)	(44,215)

Total Distributions to Shareholders	—	(2,154,090)	(44,215)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	25,789,485	163,692,050	90,782,143

NET ASSETS:
Change in net assets	25,044,447	168,398,251	92,113,607
Beginning of period	—	92,113,607	—

End of period	$25,044,447	$260,511,858	$92,113,607

Accumulated undistributed (distributions in excess of) net investment income	$(3,659)	$1,612,623	$1,836,680

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$25,789,485	$163,692,050	$90,782,143

Total change in net assets resulting from capital transactions	$25,789,485	$163,692,050	$90,782,143

SHARE TRANSACTIONS:
Issued	1,000,000	3,400,000	1,800,000

Net increase in shares from share transactions	1,000,000	3,400,000	1,800,000

(a)	Commencement of operations was April 1, 2016.
(b)	Commencement of operations was November 5, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Market price, end of period
JPMorgan Diversified Return Emerging Markets Equity ETF
Six Months Ended April 30, 2016 (Unaudited)	$45.23	$0.24	$0.28	$0.52	$(1.31)	$44.44	$44.14
January 7, 2015 (a) through October 31, 2015	50.00	1.29	(6.06)	(4.77)	—	45.23	45.27

JPMorgan Diversified Return Europe Currency Hedged ETF
April 1, 2016 (a) through April 30, 2016 (Unaudited)	25.00	(0.01)	0.28	0.27	—	25.27	25.27

JPMorgan Diversified Return Europe Equity ETF
December 18, 2015 (a) through April 30, 2016 (Unaudited)	50.00	0.79	0.98	1.77	—	51.77	51.79

JPMorgan Diversified Return Global Equity ETF
Six Months Ended April 30, 2016 (Unaudited)	50.53	0.58	0.63	1.21	(0.96)	50.78	50.78
Year ended October 31, 2015	49.69	1.08	0.08 (i)	1.16	(0.32)	50.53	50.67
June 16, 2014 (a) through October 31, 2014	50.00	0.38	(0.69)	(0.31)	—	49.69	50.09

JPMorgan Diversified Return International Currency Hedged ETF
April 1, 2016 (a) through April 30, 2016 (Unaudited)	25.00	(0.01)	0.05	0.04	—	25.04	25.07

JPMorgan Diversified Return International Equity ETF
Six Months Ended April 30, 2016 (Unaudited)	51.17	0.67	(0.66)	0.01	(1.08)	50.10	50.03
November 5, 2014 (a) October 31, 2015	50.00	1.39	(0.07)	1.32	(0.15)	51.17	51.05

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.
(f)	Annualized for periods less than one year, unless otherwise indicated.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(h)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from the numerator are amounts relating to in-kind transactions.
(i)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(j)	Amount rounds to less than 0.1%.

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (f)
Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses (g)	Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)(h)

1.35%	0.60%	$26,664,311	0.45%	1.16%	2.03	%(g)	19%
(9.54)	(9.46)	36,185,674	0.45	3.18	2.07	(g)	46

1.08	1.08	25,272,638	0.49	(0.49)	2.89	(g)	—	(j)

3.55	3.59	56,945,975	0.43	4.35	1.93	(g)	6

2.46	2.16	60,936,333	0.38	2.37	1.14	(g)	10
2.36	1.82	50,530,034	0.38	2.16	1.52		18
(0.62)	0.18	24,846,767	0.38	2.01	5.19	(g)	14

0.20	0.28	25,044,447	0.49	(0.49)	2.94	(g)	—	(j)

0.05	0.13	260,511,858	0.43	2.78	1.00	(g)	13
2.65	2.40	92,113,607	0.43	2.72	1.33	(g)	20

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	57

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited)

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company.

The following are 6 separate funds of the Trust (collectively, the “Funds”) covered in this report:

Diversified/Non-Diversified
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return Europe Currency Hedged ETF	Diversified
JPMorgan Diversified Return Europe Equity ETF	Diversified
JPMorgan Diversified Return Global Equity ETF	Diversified
JPMorgan Diversified Return International Currency Hedged ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Emerging Markets Equity ETF”) commenced operations on January 7, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Emerging Diversified Factor Index.

The JPMorgan Diversified Return Europe Currency Hedged ETF (the “Europe Currency Hedged ETF”) commenced operations as of April 1, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index.

The JPMorgan Diversified Return Europe Equity ETF (the “Europe Equity ETF”) commenced operations as of December 18, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor Index.

The JPMorgan Diversified Return Global Equity ETF (the “Global Equity ETF”) commenced operations as of June 16, 2014. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Diversified Factor Index.

The JPMorgan Diversified Return International Currency Hedged ETF (the “International Currency Hedged ETF”) commenced operations as of April 1, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index.

The JPMorgan Diversified Return International Equity ETF (the “International Equity ETF”) commenced operations as of November 5, 2014. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor Index.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as the Adviser (“Adviser”) and Administrator (the “Administrator”) to the Funds. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Funds’ administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM, became the Funds’ administrator under the Administration Agreement.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem their shares on a continuous basis, through SEI Investments Distribution Co. (the “Distributor” or “SIDCO”), at NAV in large blocks of shares, typically 100,000 shares for all funds, except for the Europe Currency Hedged ETF and the International Currency Hedged ETF which trade in blocks of 50,000 shares, referred to as “Creation Units.” Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount (except for the Emerging Markets Equity ETF, whose shares are created and redeemed partially in cash). Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of the U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described

58	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

Emerging Markets Equity ETF
	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$1,165,286	$—	$—	$1,165,286
Chile	504,346	—	—	504,346
China	8,674	5,297,270	—	5,305,944
Colombia	40,814	—	—	40,814
Czech Republic	—	77,025	—	77,025
Egypt	51,636	—	—	51,636
Greece	16,798	85,935	—	102,733
Hungary	—	129,506	—	129,506
Indonesia	—	1,346,533	—	1,346,533
Malaysia	340,853	1,217,750	—	1,558,603
Mexico	1,582,400	—	—	1,582,400
Philippines	—	804,005	—	804,005
Poland	19,434	359,242	—	378,676
Russia	38,562	1,463,877	—	1,502,439

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

Emerging Markets Equity ETF (continued)
	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Africa	$120,158	$2,033,833	$—	$2,153,991
Taiwan	—	4,819,076	—	4,819,076
Thailand	—	898,904	—	898,904
Turkey	4,694	604,536	—	609,230
United Arab Emirates	149,917	191,915	—	341,832

Total Common Stocks	4,043,572	19,329,407	—	23,372,979

Exchange Traded Fund
India	2,269,495	—	—	2,269,495

Total Exchange Traded Fund	2,269,495	—	—	2,269,495

Preferred Stocks
Brazil	706,703	—	—	706,703
Chile	23,996	—	—	23,996
Colombia	52,803	—	—	52,803
Russia	—	116,751	—	116,751

Total Preferred Stocks	783,502	116,751	—	900,253

Total Investments in Securities	$7,096,569	$19,446,158	$—	$26,542,727

Transfers from level 2 to level 1 in the amount of $2,891,441 are due to the non-application of fair value factors to certain securities as of April 30, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Europe Currency Hedged ETF

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$25,230,908	$—	$—	$25,230,908

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$21,174	$—	$21,174

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$387,820	$—	$387,820

There were no significant transfers among any levels during the period ended April 30, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Europe Equity ETF
	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$529,258	$—	$529,258
Belgium	—	1,486,755	—	1,486,755
Denmark	—	1,632,168	—	1,632,168
Finland	—	2,294,170	—	2,294,170
France	—	8,266,081	—	8,266,081
Germany	—	6,173,945	—	6,173,945
Ireland	89,045	154,765	—	243,810
Italy	—	1,720,636	—	1,720,636
Luxembourg	—	226,757	—	226,757
Netherlands	212,534	2,412,984	—	2,625,518
Norway	—	1,177,803	—	1,177,803
Portugal	—	491,377	—	491,377
Spain	—	4,266,914	—	4,266,914

60	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

Europe Equity ETF (continued)
	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Sweden	$—	$4,132,808	$—	$4,132,808
Switzerland	—	6,388,768	—	6,388,768
United Kingdom	—	14,510,934	—	14,510,934

Total Common Stocks	301,579	55,866,123	—	56,167,702

Preferred Stocks
Germany	—	444,699	—	444,699

Total Preferred Stocks	—	444,699	—	444,699

Total Investments in Securities	$301,579	$56,310,822	$—	$56,612,401

There were no significant transfers among any levels during the period ended April 30, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Global Equity ETF

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$5,605,848	$—	$5,605,848
Austria	—	129,990	—	129,990
Belgium	—	563,682	—	563,682
Canada	1,566,856	—	—	1,566,856
Denmark	—	484,486	—	484,486
Finland	—	490,140	—	490,140
France	—	2,496,228	—	2,496,228
Germany	—	1,684,169	—	1,684,169
Hong Kong	—	2,430,031	—	2,430,031
Israel	148,172	—	—	148,172
Italy	79,965	395,015	—	474,980
Japan	77,053	12,781,784	—	12,858,837
Netherlands	—	843,298	—	843,298
New Zealand	—	243,872	—	243,872
Norway	—	626,599	—	626,599
Portugal	—	125,039	—	125,039
Singapore	—	1,516,488	—	1,516,488
South Korea	—	5,636,550	—	5,636,550
Spain	—	1,309,643	—	1,309,643
Sweden	166,559	1,537,920	—	1,704,479
Switzerland	131,087	1,111,367	—	1,242,454
United Kingdom	—	2,469,809	—	2,469,809
United States	15,477,955	—	—	15,477,955

Total Common Stocks	17,647,647	42,481,958	—	60,129,605

Total Investments in Securities	$17,647,647	$42,481,958	$—	$60,129,605

Transfers from level 2 to level 1 in the amount of $1,887,852 are due to the non-application of fair value factors to certain securities as of April 30, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

International Currency Hedged ETF

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$25,021,932	$—	$—	$25,021,932

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$127,674	$—	$127,674

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$465,055	$—	$465,055

There were no significant transfers among any levels during the period ended April 30, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

International Equity ETF

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$22,515,630	$—	$22,515,630
Austria	—	1,314,282	—	1,314,282
Belgium	—	2,887,381	—	2,887,381
Denmark	—	3,772,146	—	3,772,146
Finland	—	4,312,227	—	4,312,227
France	—	12,840,862	—	12,840,862
Germany	—	10,197,310	—	10,197,310
Hong Kong	—	13,145,553	—	13,145,553
Ireland	—	870,239	—	870,239
Italy	576,995	2,496,157	—	3,073,152
Japan	775,824	61,694,520	—	62,470,344
Luxembourg	—	151,476	—	151,476
Netherlands	—	6,786,195	—	6,786,195
New Zealand	—	1,753,555	—	1,753,555
Norway	—	3,409,921	—	3,409,921
Portugal	—	1,465,638	—	1,465,638
Singapore	—	7,636,010	—	7,636,010
South Korea	669,509	23,525,904	—	24,195,413
Spain	87,446	5,636,396	—	5,723,842
Sweden	—	6,885,059	—	6,885,059
Switzerland	—	5,375,244	—	5,375,244
United Kingdom	—	56,768,987	—	56,768,987

Total Common Stocks	2,109,774	255,440,692	—	257,550,466

Total Investments in Securities	$2,109,774	$255,440,692	$—	$257,550,466

Transfers from level 2 to level 1 in the amount of $6,618,443 are due to the non-application of fair value factors to certain securities as of April 30, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of April 30, 2016, the Funds had no investments in restricted securities other than securities sold to the Funds under rule 144A and/or Regulation S under the Securities Act.

C. Forward Foreign Currency Exchange Contracts — The Europe Currency Hedged ETF and International Currency Hedged ETF may be exposed to foreign currency risks associated with portfolio investments and therefore used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are

62	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of April 30, 2016, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

D. Summary of Derivatives Information

The following table presents the value of derivatives held as of April 30, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Europe Currency Hedged ETF

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$21,174

Gross Liabilities:
Foreign exchange contracts	Payables	$(387,820)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2016.

Counterparty	Gross Amount of Derivative Assets Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (not Less than zero)
Goldman Sachs	$21,174	$(21,174)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (not Less than zero)
Goldman Sachs	$387,820	$(21,174)	$—	$366,646

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following table presents the value of derivatives held as of April 30, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

International Currency Hedged ETF

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$127,674

Gross Liabilities:
Foreign exchange contracts	Payables	$(465,055)

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2016.

Counterparty	Gross Amount of Derivative Assets Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (not Less than zero)
Goldman Sachs	$127,674	$(127,674)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (not Less than zero)
Goldman Sachs	$465,055	$(127,674)	$—	$337,381

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the period ended April 30, 2016, by primary underlying risk exposure:

Europe Currency Hedged ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$—

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(366,646)

The following tables present the effect of derivatives on the Statements of Operations for the period ended April 30, 2016, by primary underlying risk exposure:

International Currency Hedged ETF

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$—

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(337,381)

64	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

Derivatives Volume

The table below discloses the volume of the Fund’s forward foreign currency contracts activity for the period April 1, 2016 (commencement of operations) through April 30, 2016. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Europe Currency Hedged ETF	International Currency Hedged ETF
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$25,524,784	$26,264,064
Average Settlement Value Sold	50,628,862	51,132,664
Ending Value Purchased	25,524,784	26,264,064
Ending Value Sold	50,628,862	51,132,664

The Funds’ derivatives contracts held at April 30, 2016, are not accounted for as hedging instruments under GAAP.

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in the foreign exchange rates from changes in the market prices of securities held. Accordingly, such changes are included within Change in net unrealized appreciation/deprecation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. The reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

F. Investment Transactions with Affiliates — Europe Currency Hedged ETF and International Currency Hedged ETF invest in Underlying Funds advised by the Adviser or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. Included in the Realized Gain (Loss) amounts in the table below are distributions of realized capital gains, if any, received from the Underlying Funds:

		For the period ended April 30, 2016
Affiliate	Value at April 1, 2016 (commencement of operations)	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Shares at April 30, 2016	Value at April 30, 2016
Europe Currency Hedged ETF
JPMorgan Diversified Return Europe Equity ETF	$—	$25,660,219	$235,462	$(2,184)	$—	487,260	$25,230,908

International Currency Hedged ETF
JPMorgan Diversified Return International Equity ETF	—	25,871,076	445,147	(8,406)	—	499,739	25,021,932

G. Offering and Organizational Costs — Total offering costs incurred in connection with the offering of shares of each Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Trust, if any, were recorded as an expense at the time the Fund commenced operations. Approximate offering costs incurred by the Funds were as follows:

Emerging Markets Equity ETF	$3,506
Europe Currency Hedged ETF	15,918
Europe Equity ETF	6,131
International Currency Hedged ETF	39,372
International Equity ETF	223

For the period ended April 30, 2016, total offering costs amortized were as follows:

Emerging Markets Equity ETF	$3,506
Europe Currency Hedged ETF	3,562
Europe Equity ETF	6,131
International Currency Hedged ETF	4,591
International Equity ETF	223

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

I. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined as of April 30, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

L. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser supervises the investments of each Fund and is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Emerging Markets Equity ETF	0.44%
Europe Currency Hedged ETF	0.33%
Europe Equity ETF	0.30%
Global Equity ETF	0.24%
International Currency Hedged ETF	0.27%
International Equity ETF	0.24%

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.D.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.085% of the average daily net assets of each Fund in the Trust covered by the Administration Agreement.

The Administrator waived administration fees as authorized in Note 3.D.

C. Custodian and Transfer Agent Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, provides portfolio custody and transfer agency services to the Funds. The amounts paid directly to JPMCB by the Funds for custody services are included in the Custodian and Transfer Agent fees on the Statements of Operations. With respect to the transfer agency services provided by JPMCB for each creation or redemption transaction, the Authorized Participant will generally be responsible for such associated expenses; during the period, the Funds paid no transfer agency fees to JPMCB.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Funds for these transactions.

66	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

For the period ended April 30, 2016, the transaction fees paid by the Authorized Participants that were used to reimburse custodian fees were as follows:

Emerging Markets Equity ETF	$14,700
Europe Currency Hedged ETF	—
Europe Equity ETF	17,100
Global Equity ETF	15,400
International Currency Hedged ETF	—
International Equity ETF	108,000

Restricted cash on the Statement of Assets and Liabilities is cash received from Authorized Participants for the reimbursement of creation and/or redemption of Fund shares.

Interest income, earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Waivers and Reimbursements — The Adviser has contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the below table:

Expense Cap
Emerging Markets Equity ETF	0.45%
Europe Currency Hedged ETF	0.49%
Europe Equity ETF	0.43%
Global Equity ETF	0.38%
International Currency Hedged ETF	0.49%
International Equity ETF	0.43%

The expense limitation agreements were in effect for the period ended April 30, 2016. The contractual expense limitation percentages in the table above are in place until at least February 28, 2019.

For the period ended April 30, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each Fund as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total	Contractual Reimbursements
Emerging Markets Equity ETF	$63,632	$12,293	$75,925	$151,917
Europe Currency Hedged ETF	2,459	633	3,092	14,787
Europe Equity ETF	24,747	7,012	31,759	90,523
Global Equity ETF	66,142	23,425	89,567	119,398
International Currency Hedged ETF	2,016	635	2,651	15,648
International Equity ETF	166,463	58,956	225,419	171,019

Contractual reimbursements include reimbursements outlined in Note 3.C.

E. Other — Certain officers of the Trust are affiliated with the Adviser. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. The Funds, along with other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Funds’ Statements of Operations.

During the period ended April 30, 2016, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

4. Investment Transactions

During the period ended April 30, 2016, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Emerging Markets Equity ETF	$5,437,611	$8,931,004
Europe Currency Hedged ETF	12,625	235,462
Europe Equity ETF	2,210,342	1,486,296
Global Equity ETF	5,834,166	5,694,839
International Currency Hedged ETF	24,139	445,147
International Equity ETF	33,445,158	18,749,160

During the period ended April 30, 2016, there were no purchases or sales of U.S. Government securities.

For the period ended April 30, 2016, in-kind transactions associated with creations and redemptions were:

	In-Kind Purchases	In-Kind Sales	Realized gain (loss)
Emerging Markets Equity ETF	$—	$4,464,473	$(1,357,504)
Europe Currency Hedged ETF	25,647,594	—	—
Europe Equity ETF	54,597,795	—	—
Global Equity ETF	8,474,181	—	—
International Currency Hedged ETF	25,846,937	—	—
International Equity ETF	146,369,734	—	—

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at April 30, 2016 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity ETF	$29,967,289	$788,669	$(4,213,231)	$(3,424,562)
Europe Currency Hedged ETF	25,422,573	—	(191,665)	(191,665)
Europe Equity ETF	55,459,603	1,633,158	(480,360)	1,152,798
Global Equity ETF	58,208,416	5,462,843	(3,541,654)	1,921,189
International Currency Hedged ETF	25,417,524	—	(395,592)	(395,592)
International Equity ETF	251,400,615	11,976,686	(5,826,835)	6,149,851

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in passive foreign investment companies, wash sale loss deferrals and investments in real estate investment trusts.

As of October 31, 2015, the Funds had net capital loss carryforwards, with no expiration dates, as follows:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Emerging Markets Equity ETF	$(2,593,357)	$—
Global Equity ETF	(315,285)	—
International Equity ETF	(173,778)	—

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

For more information about Creation Unit transactions please refer to the Funds’ Statement of Additional information.

68	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of April 30, 2016, the Adviser owned shares representing more than 10% of net assets of the following Funds:

% Ownership
Emerging Markets Equity ETF	80%
Europe Currency Hedged ETF	97%
Europe Equity ETF	47%
Global Equity ETF	41%
International Currency Hedged ETF	96%

Each Fund may have elements of risk not typically associated with investment in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on a Fund’s benchmark index (each an “underlying index”). Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of April 30, 2016, the following Funds had non-U.S. country allocations representing greater than 10% of total investments as follows:

	China	France	Germany	Japan	Taiwan	Switzerland	United Kingdom
Emerging Markets Equity ETF	19.3%	—%	—%	—%	18.1%	—%	—%
Europe Equity ETF	—	14.6	11.7	—	—	11.3	25.6
Global Equity ETF	—	—	—	21.4	—	—	—
International Equity ETF	—	—	—	24.2	—	—	22.0

As of April 30, 2016, a significant portion of the Funds’ net assets consisted of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Premium/Discount Risk — Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

Index Tracking Risk — A Fund may not track the return of the underlying index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. Additionally, a Funds calculates its NAV based on fair value prices and the value of the underlying index is based on securities’ closing prices on a local foreign market exchange. To the extent of the previously outlined items, each Fund’s return differs from the return of the underlying index.

8. Related Party Transactions

The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. The Distributor has no role in determining the investment policies of the Funds or the securities that are purchased or sold by the Funds. SIDCO receives no fee for its distribution services under the Distribution Agreement.

The Funds may use related party broker-dealers. For the period ended April 30, 2016, the Funds incurred no brokerage commissions with broker-dealers affiliated with the Adviser or Trust.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	69

SUPPLEMENTAL INFORMATION

FOR THE PERIODS INDICATED (Unaudited)

The table below indicates the number of trading days in which the Funds traded within the range of the premium/discount noted. The number of days in each range is also shown as a percentage of the total trading days for the period covered in the table. All information within the table is based on historical performance. Past performance cannot be used to predict future results. Shareholders may pay more than NAV when they buy fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market prices.

	Emerging Markets Equity ETF (a)		Europe Currency Hedged ETF (b)		Europe Equity ETF (c)
Range of Premium/(Discount)	Day Count	Percentge	Day Count	Percentge	Day Count	Percentge
Greater than 1.5% and Less than or equal to 2.0%	2	0.60%	—	—	—	—
Greater than 1.0% and Less than or equal to 1.5%	20	6.02%	—	—	1	1.09%
Greater than 0.5% and Less than or equal to 1.0%	101	30.42%	1	5.00%	20	21.74%
Between 0.5% and –0.5%	114	34.35%	18	90.00%	71	77.17%
Less than –0.5% and greater than or equal to –1.0%	70	21.08%	1	5.00%	—	—
Less than –1.0% and greater than or equal to –1.5%	20	6.02%	—	—	—	—
Less than –1.5% and greater than or equal to –2.0%	5	1.51%	—	—	—	—

	332	100.00%	20	100.00%	92	100.00%

	Global Equity ETF (d)		International Currency Hedged ETF (b)		International Equity ETF (e)
Range of Premium/(Discount)	Day Count	Percentge	Day Count	Percentge	Day Count	Percentge
Greater than 1.0% and Less than or equal to 1.5%	—	—	—	—	1	0.27%
Greater than 0.5% and Less than or equal to 1.0%	33	6.96%	—	—	119	31.90%
Between 0.5% and –0.5%	438	92.41%	20	100.00%	250	67.03%
Less than –0.5% and greater than or equal to –1.0%	2	0.42%	—	—	3	0.80%
Less than –1.0% and greater than or equal to –1.5%	1	0.21%	—	—	—	—

	474	100.00%	20	100.00%	373	100.00%

(a)	For the period January 7, 2015 (fund inception date) to April 30, 2016.
(b)	For the period April 1, 2016 (fund inception date) to April 30, 2016.
(c)	For the period December 18, 2015 (fund inception date) to April 30, 2016.
(d)	For the period June 16, 2014 (fund inception date) to April 30, 2016.
(e)	For the period November 5, 2014 (fund inception date) to April 30, 2016.

70	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses, in addition to brokerage commissions on your purchases and sales of Fund shares. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, November 1, 2015 and continued to hold your shares at the end of the reporting period, April 30, 2016.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Annualized Expense Ratios	Expenses Paid During Period
JPMorgan Diversified Return Emerging Markets Equity ETF
Actual Fund Return	$1,000.00	$1,013.50	0.45%	$2.26
Hypothetical 5% Return (1)	1,000.00	1,022.62	0.45	2.27

JPMorgan Diversified Return Europe Currency Hedged ETF
Actual Fund Return (2)	$1,000.00	$1,010.80	0.49%	$1.82
Hypothetical 5% Return (1)	1,000.00	1,022.43	0.49	2.46

JPMorgan Diversified Return Europe Equity ETF
Actual Fund Return (3)	$1,000.00	$1,035.50	0.43%	$0.39
Hypothetical 5% Return (1)	1,000.00	1,022.71	0.43	2.18

JPMorgan Diversified Return Global Equity ETF
Actual Fund Return	$1,000.00	$1,024.60	0.38%	$1.91
Hypothetical 5% Return (1)	1,000.00	1,022.97	0.38	1.91

JPMorgan Diversified Return International Currency Hedged ETF
Actual Fund Return (2)	$1,000.00	$1,002.00	0.49%	$0.43
Hypothetical 5% Return (1)	1,000.00	1,022.43	0.49	2.46

JPMorgan Diversified Return International Equity ETF
Actual Fund Return	$1,000.00	$1,000.50	0.43%	$2.14
Hypothetical 5% Return (1)	1,000.00	1,022.72	0.43	2.16

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 32/366 (to reflect the period since the commencement of operations).
(3)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 135/366 (to reflect the period since the commencement of operations).

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	71

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

For the JPMorgan Diversified Europe Currency Hedged ETF, the JPMorgan Diversified Return Europe Equity ETF and the JPMorgan Diversified Return International Currency Hedged ETF

On June 1, 2015 for JPMorgan Diversified Return International Currency Hedged ETF and on September 8 – 9, 2015 for JPMorgan Diversified Return Europe Currency Hedged ETF and JPMorgan Diversified Return Europe Equity ETF, the Board of the Trust, a statutory Trust organized under the laws of the State of Delaware, held an in-person meeting and approved the initial Investment Advisory Agreements (each, an “Agreement”) for the JPMorgan Diversified Return Europe Currency Hedged ETF, the JPMorgan Diversified Return Europe Equity ETF, and the JPMorgan Diversified Return International Currency Hedged ETF (each, a Fund and collectively the “Funds”). The approvals included the approval of a majority of Trustees who are not interested persons of the Trust or the Adviser. Such Trustees are considered Independent Trustees as defined by the 1940 Act. In connection with the approval of the Agreement for each Fund, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel, during which the Trustees had the opportunity to ask questions and request additional information. Before voting on each proposed Agreement, the Trustees reviewed the Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Agreement. The Trustees also discussed each proposed Agreement in an executive session with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Agreement for each Fund.

The Trustees considered information provided with respect to each Fund and the approval of each Agreement. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from each Fund under the Agreement was fair and reasonable and that the initial approval of each Agreement was in the best interests of each Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the initial Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Agreement, as well as other relevant information furnished to the Trustees, both in connection with the approvals of the Agreements and at other meetings. The Trustees considered the background and experience of the Adviser’s senior management and investment per-

sonnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund. The Trustees also considered the investment strategy and the underlying indices for the Funds, and the infrastructure supporting the portfolio management teams. In addition, the Trustees considered information about the structure and distribution strategies of the Funds, how they fit within the Trust’s lineup, and how they will be positioned against identified peers.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser gained from experience as Trustees of the Trust and in the financial industry generally. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Trust, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Funds by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Trust.

The Trustees also considered that the fees that the Administrator, an affiliate of the Adviser, will earn from the Funds for providing administrative services. The Trustees also considered the fees paid to JPMCB, also an affiliate of the Adviser, for custody, transfer agency and other related services. The Trustees also considered the process under which those fees had been reviewed and approved and also the benefit of the Funds complex to the Adviser.

Economies of Scale

The Trustees considered the extent to which each Fund will benefit from economies of scale. The Trustees noted that the Adviser has implemented fee waivers and expense limitations. The Trustees also noted that neither the proposed investment advisory fee schedule nor the proposed administration agreement for the Funds contains breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints. The Trustees noted that because the Funds are newly formed, they would not at this time be able to take advantage of any breakpoints. With respect to the administration agreement, the Trustees also considered the fact that the Funds would benefit from economies of scale for the broader J.P. Morgan mutual fund complex because the administration fee had been set at a level consistent with the lower effective rate of the mutual funds, which includes breakpoints.

72	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

The Trustees concluded that shareholders of the Funds will generally benefit from the lower expense ratios that resulted from a combination of these factors.

Investment Performance

The Trustees considered each Fund’s investment strategy and processes, including the fact that each Fund seeks performance that closely corresponds to its Index, the portfolio management teams and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by each Fund to the Adviser. The Trustees also considered the differences in the advisory fees between the hedged and unhedged versions of the Funds. They considered information prepared by Broadridge Investor Communications Solutions Inc. using data from Lipper Inc., an independent provider or investment company, concerning management fee rates paid by other funds in the same category as the Funds. The Trustees also noted that the Adviser does not currently manage other mutual funds or institutional accounts with the same or similar strategies proposed for the Funds. The Trustees also reviewed information about other projected expenses and the expense ratios for the Funds. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Funds (which had an initial term of three years) and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements.

The Trustees noted that each Fund’s estimated net advisory fees and total expenses were in line with identified peer funds. The Trustees also noted that because the Funds were not yet operational, no profitability information was available. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	73

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Renewal 15(c) Disclosure — JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return Global Equity ETF and JPMorgan Diversified Return International Equity ETF

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held a meeting in person December 15-16, 2015, at which the Trustees considered the continuation of the investment advisory agreements for JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return Global Equity ETF and JPMorgan Diversified Return International Equity ETF (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In advance of the December 15-16, 2015 meeting, the Trustees met telephonically to discuss certain information that had been provided in advance in connection with its consideration of the Advisory Agreements. At the December 15-16, 2015 meeting, the Board reviewed additional information that had been provided in response to the Trustees’ request and considered, among other factors, performance, expense and related information for the Funds. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of benchmarks and analyses by the Adviser of the Funds’ performance. In addition, in preparation for the December meeting, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge Investor Communications Solutions Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under its respective Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, and noted that the Board met with portfolio management personnel over the course of the year. The Trustees also considered the investment strategies and the underlying indices for the Funds, and the infrastructure supporting the portfolio management teams. In addition, the Trustees considered information about the structure and distribution strategies of the Funds, how they fit within the J.P. Morgan Fund Complex, and how they are positioned against identified peers. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”),1 an affiliate of the Adviser.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to continue to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them.

[1]	JPMorgan Funds Management, Inc. merged into the Adviser as of April 1, 2016 and the Adviser began providing administration services for the Funds under the same administration agreement.

74	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. They also noted that the Funds were relatively new and small and that, according to the data provided, were not yet profitable to the Adviser and its affiliates in the aggregate. Based on their review, the Trustees concluded that the profitability to the Adviser and its affiliates under each Advisory Agreement and the related agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.

The Trustees also considered the fees that JPMFM earned from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to J.P. Morgan Chase Bank, N.A. (“JPMCB”), also an affiliate of the Adviser, for custody, transfer agency and other related services for each Fund and considered the process under which the fees had been reviewed and approved.

Economies of Scale

The Trustees considered the extent to which each Fund may benefit from economies of scale. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations (“Fee Waivers”), which allow a Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees noted that neither the investment advisory fee schedule nor the administration agreement for the Funds contains breakpoints, but that fees are competitive with their peer funds. The Trustees noted that because the Funds are relatively small, they had not yet reached an asset level where economies of scale could be shared through breakpoints. They concluded that the current fee structure was reasonable in light of the Fee Waivers that the Adviser has in place, which serve to limit the overall net expense ratio of each Fund at competitive levels. With respect to the administration agreement, the Trustees also considered the management representation that the Funds had the potential to benefit from economies of scale for the broader J.P. Morgan fund complex because the administration fee had been set at a level consistent with the effective rate of the J.P. Morgan mutual funds, which includes breakpoints, and which management believes is lower than the Funds could have achieved on their own. The Trustees concluded that shareholders of the Funds will generally benefit from the lower expense ratios that resulted from the combination of these factors.

Fees Relative to Adviser’s Other Clients

The Adviser does not manage any other accounts with substantially similar investment strategies as the Funds. The Trustees requested and received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies advised by the Adviser in the same asset class as each Fund, including the difference between the other investment companies and the Funds. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees considered each Fund’s investment strategy and processes, including the fact that each Fund seeks performance that closely corresponds to the performance of its underlying index, and the portfolio management teams and competitive positioning against peer funds, as identified by management.

As part of this review, the Trustees also reviewed each Fund’s performance against its Underlying Index and considered each Fund’s performance compared to the performance of its Underlying Index with the information provided for the Funds at regular Board meetings by the Adviser. The Trustees considered that the Funds have relatively short track records (15 months or less) and that no relative performance to a peer group selected by Broadridge comparison was available. After consideration, the Trustees determined that each Fund’s performance was in line with its underlying index, consistent with its investment objective.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	75

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

information prepared by Lipper concerning management fee rates paid by other funds in a peer universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the Fee Waivers currently in place for each Fund and considered the net advisory fee rate after taking into account any such Fee Waivers. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that the JPMorgan Diversified Return Emerging Markets Equity ETF’s net advisory fee and actual total expenses were each in the first quintile of the Universe Group. After considering this, as well as the other factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return Global Equity ETF’s net advisory fee was in the first quintile and actual total expenses were in the second quintile of the Universe Group. After considering this, as well as the other factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return International Equity ETF’s net advisory fee was in the first quintile and actual total expenses were in the third quintile of the Universe Group. After considering this, as well as the other factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

76	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-844-457-6383 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. April 2016.	SAN-ETF-416

Semi-Annual Report

JPMorgan Exchange-Traded Funds

April 30, 2016 (Unaudited)

JPMorgan Diversified Return U.S. Equity ETF

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not NAV) through a brokerage account, and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

June 27, 2016

Dear Shareholder,

I am pleased to report that JPMorgan Exchange Traded Funds (ETFs) met their performance objectives with positive returns and a favorable risk profile for the six months ended April 30, 2016. Four of our seven ETFs outperformed their market-capitalization weighted benchmark indexes for the semi-annual period, while the remaining three ETFs had less than six months of performance since inception. Meanwhile, our Diversified Return Global Equity ETF (JPGE) earned an award for “Most Innovative Equity ETF — Performance” at the Fund Action ETF Awards Ceremony this past February.1 While it is inevitable, of course, that our results will not stand out in every investment environment, our record to date testifies, above all, to the effectiveness of our risk framework, which systematically diversifies exposures across economic sectors and geographic regions.

“The individual investor should act consistently as an investor and not as a speculator.” - Benjamin Graham, economist and pioneer of value investing

Dimensions of Diversification

Our ETFs make innovative use of one of the most proven and durable investment approaches: diversification.2 Diversification has shown its worth in virtually every market condition and, today, amid slowing growth in China, weakness in commodities

[1]

Only funds with their management/advisory company or team based in the USA or Canada were eligible for the Fund Action ETF US Performance Awards 2016. The ETF awards were judged based on performance and/or asset flows over a 12 month period ending in September 2015. As well as performance data, judges also considered the management firm’s and fund’s reputation in the market place — they also gave credit to managers who have shown innovation in new products and fee offerings, etc. The awards were only given to those firms who demonstrated solid performance, positive asset flows and real credibility among advisors and investors. There was no minimum asset size required for any category. The judging panel was comprised of representatives from Fund Action and industry experts. The judges were carefully selected for their wealth of experience and expertise, as well as their absence of conflicts of interest. Judging decisions were based on a number of metrics including performance, asset flows, innovation, analyst feedback, infrastructural quality and other qualitative information and structural criteria. For the 12 months ended September 30, 2015, the JPMorgan Diversified Return Global Equity ETF returned -3.62%.

[2]	Diversification does not guarantee investment returns and does not eliminate risk of loss of investment.

prices, a halting global recovery, and investor apprehension over future interest rate increases in the U.S. and the fallout from the U.K. referendum on exiting the European Union, the approach seems as pertinent as ever. Indeed, the uncertainties we observed in last fall’s shareholder letter have deepened. As we noted then, “we believe it’s likely that this period of relatively high market volatility will continue,” dictating the cautious “risk-adjusted” positioning characteristic of broad diversification. Our ETF strategy advances the time-tested precept. The traditional application diversifies across asset classes. The “smart beta” methodology of our underlying indexes diversifies within asset classes as well.

Smart beta methodologies have evolved out of the practice of modeling portfolios to mimic well-known equity indexes, which weight securities according to their market capitalization. These methodologies seek to avoid common risks inherent in traditional indexes, such as concentration in overvalued securities or sectors, by tracking indexes that gain exposure to return factors that have supported portfolios through volatile periods, such as underpriced stocks and stocks that have tended to hold their value in unstable markets. Our recent research, presented in “Smart Beta: Evolution, not Revolution” (available at www.jpmorganetfs.com), examines the strategy in greater detail and explains how it improves upon conventional index investing.

Toward a Steadier Course

The gains achieved since inception by our hedged and unhedged global and regional ETFs, along with your support, have encouraged us to extend our research and broaden our range of ETF solutions to provide what we believe to be unparalleled diversification for equity portfolios. That diversification, we believe, offers the surest means to stay on track through turbulent markets and reap the rewards of long-term compounding. We appreciate and honor your trust, and we look forward to smoothing your path to long-term portfolio growth for many years to come.

If you have any questions, please visit www.jpmorganetfs.com or call J.P. Morgan Exchange Traded Funds at 1-844-457-6383.

Sincerely yours,

Robert F. Deutsch

President, J.P. Morgan Exchange Traded Funds

J.P. Morgan Asset Management

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	1

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return U.S. Equity ETF*	3.18%
Market Price**	3.18%
Russell 1000 Diversified Factor Index	3.37%
Russell 1000 Index	0.22%

Net Assets as of 4/30/2016	$33,347,265

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Russell 1000 Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks large and mid cap equity securities in the U.S. The Underlying Index used a proprietary multi-factor selection process that utilizes the following characteristics: relative valuation, price momentum and quality. The Underlying Index security selection process then seeks to exclude the least attractive stocks based on these characteristics. The Underlying Index’s methodology includes quarterly rebalancing, liquidity screens and turnover controls.

HOW DID THE MARKET PERFORM?

Overall, U.S. equity markets experienced a significant increase in volatility during the six-month reporting period. While equity prices rose slightly through the end of 2015, the beginning of 2016 was marked by a prolonged sell-off of equities, driven by falling oil prices and investor uncertainty about both the health of China’s economy and U.S. interest rate policy.

By March, market volatility declined somewhat as economic data showed signs of stability in China, oil prices rebounded and the U.S. Federal Reserve Chairwoman Janet Yellen reassured investors that interest rate policy would remain accommodative. By the end of April, leading U.S. equity indexes returned to positive territory for the year to date. For the six months ended April 30, 2016, the Russell 1000 Index returned 0.22%.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance but experienced a deviation of -0.19% relative to the Underlying Index for the six months ended April 30, 2016.

On an absolute basis, the Fund’s and the Underlying Index’s positions in the telecommunications and utilities sector and the industrials sector were leading contributors to performance for the six month period, while the Fund’s and Underlying Index’s positions in the consumer services and technology sectors were the largest detractors from absolute performance.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s and the Underlying Index’s largest weightings were in the consumer goods sector and the telecommunications and utilities sector and the smallest weightings were in the oil, gas and basic materials sector and the industrials sector.

2	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	C.R. Bard, Inc.	0.6%
2.	DTE Energy Co.	0.6
3.	Public Service Enterprise Group, Inc.	0.6
4.	Duke Energy Corp.	0.6
5.	Southern Co. (The)	0.6
6.	Campbell Soup Co.	0.6
7.	Consolidated Edison, Inc.	0.6
8.	WEC Energy Group, Inc.	0.6
9.	Edison International, Inc.	0.6
10.	SCANA Corp.	0.6

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Discretionary	16.9%
Health Care	15.4
Utilities	13.3
Information Technology	13.0
Consumer Staples	11.8
Financials	9.5
Industrials	8.2
Materials	6.4
Energy	3.9
Telecommunication Services	1.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $55.58 as of April 30, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $55.61 as of April 30, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s composition is subject to change.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE	6 MONTHS ENDED 4/30/16	SINCE INCEPTION
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value	9/29/2015	3.18%	11.70%
Market Price		3.18%	11.76%

LIFE OF FUND PERFORMANCE (9/29/15 to 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 29, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Equity ETF, the Russell 1000 Diversified Factor Index, and the Russell 1000 Index from September 29, 2015 to April 30, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Diversified Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Russell 1000 Diversified Factor Index is an index comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, originally developed by the adviser and its holdings are selected by the index provider primarily from the constituents of the Russell 1000 Index. Frank Russell Company is the index provider. The Russell 1000 Index is an unmanaged index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.7%
	Consumer Discretionary — 16.9%
	Auto Components — 1.3%
833	Delphi Automotive plc (United Kingdom)	61,334
5,810	Gentex Corp.	93,192
2,025	Goodyear Tire & Rubber Co. (The)	58,664
2,280	Johnson Controls, Inc.	94,392
1,013	Lear Corp.	116,627

		424,209

	Automobiles — 0.6%
4,565	Ford Motor Co.	61,902
1,728	General Motors Co.	54,950
1,694	Harley-Davidson, Inc.	81,024

		197,876

	Distributors — 0.6%
1,944	Genuine Parts Co.	186,566

	Diversified Consumer Services — 0.1%
5	Graham Holdings Co., Class B	2,383
1,671	H&R Block, Inc.	33,821

		36,204

	Hotels, Restaurants & Leisure — 2.2%
838	Brinker International, Inc.	38,816
1,418	Carnival Corp.	69,553
55	Chipotle Mexican Grill, Inc., Class A (a)	23,153
713	Darden Restaurants, Inc.	44,384
137	Domino’s Pizza, Inc.	16,561
391	Dunkin’ Brands Group, Inc.	18,182
1,792	International Game Technology plc (United Kingdom)	31,073
701	Las Vegas Sands Corp.	31,650
903	McDonald’s Corp.	114,221
371	Norwegian Cruise Line Holdings Ltd. (a)	18,138
119	Panera Bread Co., Class A (a)	25,524
505	Royal Caribbean Cruises Ltd.	39,087
821	Speedway Motorsports, Inc.	14,384
1,774	Starbucks Corp.	99,752
576	Starwood Hotels & Resorts Worldwide, Inc.	47,163
744	Wyndham Worldwide Corp.	52,787
814	Yum! Brands, Inc.	64,762

		749,190

	Household Durables — 2.3%
2,505	DR Horton, Inc.	75,300
1,068	Garmin Ltd. (Switzerland)	45,529
598	GoPro, Inc., Class A (a)	7,559
700	Harman International Industries, Inc.	53,732

SHARES	SECURITY DESCRIPTION	VALUE($)

	Household Durables — continued
2,821	Leggett & Platt, Inc.	139,047
1,403	Lennar Corp., Class A	63,570
388	Mohawk Industries, Inc. (a)	74,740
2,258	Newell Rubbermaid, Inc.	102,829
52	NVR, Inc. (a)	86,387
3,002	PulteGroup, Inc.	55,207
100	TopBuild Corp. (a)	3,122
347	Whirlpool Corp.	60,427

		767,449

	Internet & Catalog Retail — 0.5%
431	Expedia, Inc.	49,897
2,130	Liberty Interactive Corp. QVC Group, Class A (a)	55,806
241	Netflix, Inc. (a)	21,697
36	Priceline Group, Inc. (The) (a)	48,372

		175,772

	Leisure Equipment & Products — 0.6%
1,821	Hasbro, Inc.	154,129
443	Polaris Industries, Inc.	43,361

		197,490

	Media — 3.0%
5	Cable One, Inc.	2,295
917	Cablevision Systems Corp., Class A (a)	30,619
825	CBS Corp. (Non-Voting), Class B	46,126
1,293	Comcast Corp., Class A	78,563
564	DISH Network Corp., Class A (a)	27,800
1,496	EW Scripps Co. (The), Class A (a)	22,709
4,111	Interpublic Group of Cos., Inc. (The)	94,306
156	John Wiley & Sons, Inc., Class A	7,736
53	Liberty Braves Group, Class A (a)	829
134	Liberty Media Group, Class A (a)	2,452
536	Liberty SiriusXM Group, Class A (a)	17,565
1,026	Omnicom Group, Inc.	85,127
550	Scripps Networks Interactive, Inc., Class A	34,292
23,115	Sirius XM Holdings, Inc. (a)	91,304
3,192	Starz (a)	86,854
1,603	TEGNA, Inc.	37,446
275	Time Warner Cable, Inc.	58,330
604	Time Warner, Inc.	45,385
2,207	Twenty-First Century Fox, Inc.	66,475
1,953	Twenty-First Century Fox, Inc., Class A	59,098
637	Viacom, Inc., Class B	26,053
725	Walt Disney Co. (The)	74,864

		996,228

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multiline Retail — 1.1%
452	Dillard’s, Inc., Class A	31,843
852	Dollar General Corp.	69,787
832	Dollar Tree, Inc. (a)	66,319
789	Kohl’s Corp.	34,953
959	Macy’s, Inc.	37,967
676	Nordstrom, Inc.	34,564
1,137	Target Corp.	90,391

		365,824

	Specialty Retail — 3.4%
293	Advance Auto Parts, Inc.	45,737
886	AutoNation, Inc. (a)	44,876
56	AutoZone, Inc. (a)	42,853
611	Bed Bath & Beyond, Inc. (a)	28,851
701	Best Buy Co., Inc.	22,488
649	CarMax, Inc. (a)	34,365
738	Dick’s Sporting Goods, Inc.	34,199
1,545	Foot Locker, Inc.	94,925
584	GameStop Corp., Class A	19,155
1,005	Gap, Inc. (The)	23,296
890	GNC Holdings, Inc., Class A	21,680
655	Home Depot, Inc. (The)	87,698
1,125	L Brands, Inc.	88,076
1,028	Lowe’s Cos., Inc.	78,149
272	O’Reilly Automotive, Inc. (a)	71,449
1,248	Ross Stores, Inc.	70,861
182	Signet Jewelers Ltd. (Bermuda)	19,758
1,959	Staples, Inc.	19,982
498	Tiffany & Co.	35,532
1,148	TJX Co., Inc. (The)	87,041
546	Tractor Supply Co.	51,684
199	Ulta Salon Cosmetics & Fragrance, Inc. (a)	41,448
383	Urban Outfitters, Inc. (a)	11,613
779	Williams-Sonoma, Inc.	45,790

		1,121,506

	Textiles, Apparel & Luxury Goods — 1.2%
1,673	Coach, Inc.	67,372
1,595	Hanesbrands, Inc.	46,303
570	lululemon athletica, Inc. (a)	37,363
1,737	NIKE, Inc., Class B	102,379
626	Skechers U.S.A., Inc., Class A (a)	20,689
598	Under Armour, Inc., Class A (a)	26,276
598	Under Armour, Inc., Class C (a)	24,398

SHARES	SECURITY DESCRIPTION	VALUE($)

	Textiles, Apparel & Luxury Goods — continued
1,217	V.F. Corp.	76,732

		401,512

	Total Consumer Discretionary	5,619,826

	Consumer Staples — 11.8%
	Beverages — 2.7%
1,192	Brown-Forman Corp., Class B	114,813
2,696	Coca-Cola Co. (The)	120,781
1,749	Coca-Cola Enterprises, Inc.	91,788
720	Constellation Brands, Inc., Class A	112,363
1,688	Dr. Pepper Snapple Group, Inc.	153,456
1,256	Molson Coors Brewing Co., Class B	120,111
384	Monster Beverage Corp. (a)	55,380
1,360	PepsiCo, Inc.	140,026

		908,718

	Food & Staples Retailing — 1.5%
798	Costco Wholesale Corp.	118,208
968	CVS Health Corp.	97,284
1,397	Kroger Co. (The)	49,440
1,743	Sysco Corp.	80,300
565	Walgreens Boots Alliance, Inc.	44,793
1,181	Wal-Mart Stores, Inc.	78,973
355	Weis Markets, Inc.	16,160

		485,158

	Food Products — 4.2%
110	Bunge Ltd. (Bermuda)	6,875
3,087	Campbell Soup Co.	190,499
1,203	ConAgra Foods, Inc.	53,606
2,563	General Mills, Inc.	157,214
1,758	Hershey Co. (The)	163,687
4,190	Hormel Foods Corp.	161,524
964	JM Smucker Co. (The)	122,409
1,678	Kellogg Co.	128,887
737	Kraft Heinz Co. (The)	57,538
1,882	McCormick & Co., Inc. (Non-Voting)	176,494
397	Mead Johnson Nutrition Co., Class A	34,599
2,021	Mondelez International, Inc., Class A	86,822
1,001	Tyson Foods, Inc., Class A	65,886

		1,406,040

	Household Products — 1.8%
1,486	Clorox Co. (The)	186,092
1,918	Colgate-Palmolive Co.	136,025
422	Energizer Holdings, Inc.	18,353
1,007	Kimberly-Clark Corp.	126,066

SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Household Products — continued
1,636	Procter & Gamble Co. (The)	131,076

		597,612

	Personal Products — 0.6%
1,042	Edgewell Personal Care Co.	85,517
1,214	Estee Lauder Cos., Inc. (The), Class A	116,386
298	Nu Skin Enterprises, Inc., Class A	12,149

		214,052

	Tobacco — 1.0%
1,749	Altria Group, Inc.	109,680
1,151	Philip Morris International, Inc.	112,936
2,157	Reynolds American, Inc.	106,987

		329,603

	Total Consumer Staples	3,941,183

	Energy — 3.9%
	Energy Equipment & Services — 1.2%
630	Baker Hughes, Inc.	30,467
890	Diamond Offshore Drilling, Inc. (a)	21,592
1,059	FMC Technologies, Inc. (a)	32,289
720	Halliburton Co.	29,743
535	Helmerich & Payne, Inc.	35,374
839	Nabors Industries Ltd. (Bermuda)	8,222
1,883	National Oilwell Varco, Inc.	67,863
1,941	Noble Corp. plc (United Kingdom)	21,798
862	Oceaneering International, Inc.	31,592
1,029	Patterson-UTI Energy, Inc.	20,323
1,201	Schlumberger Ltd.	96,509
1,151	Seadrill Ltd. (United Kingdom) (a)	5,502
242	Superior Energy Services, Inc. (a)	4,080

		405,354

	Oil, Gas & Consumable Fuels — 2.7%
1,953	Chesapeake Energy Corp. (a)	13,417
638	Chevron Corp.	65,191
706	Columbia Pipeline Group, Inc.	18,088
814	ConocoPhillips	38,901
526	Continental Resources, Inc. (a)	19,599
1,121	Exxon Mobil Corp.	99,096
298	Gulfport Energy Corp. (a)	9,327
842	Hess Corp.	50,200
1,426	HollyFrontier Corp.	50,765
1,660	Kinder Morgan, Inc.	29,482
1,336	Marathon Oil Corp.	18,824
1,062	Marathon Petroleum Corp.	41,503
1,036	Murphy Oil Corp.	37,027

SHARES	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels— continued
813	Noble Energy, Inc.	29,357
965	Occidental Petroleum Corp.	73,967
2,599	ONEOK, Inc.	93,954
472	Phillips 66	38,756
2,159	Spectra Energy Corp.	67,512
548	Tesoro Corp.	43,670
649	Valero Energy Corp.	38,207
754	Williams Cos., Inc. (The)	14,620

		891,463

	Total Energy	1,296,817

	Financials — 9.5%
	Banks — 1.3%
449	Bank of Hawaii Corp.	30,716
992	BB&T Corp.	35,097
7	Comerica, Inc.	311
194	Cullen/Frost Bankers, Inc.	12,414
1,657	Fifth Third Bancorp	30,340
3,296	Huntington Bancshares, Inc.	33,158
2,392	KeyCorp	29,398
292	M&T Bank Corp.	34,549
1,133	People’s United Financial, Inc.	17,562
566	PNC Financial Services Group, Inc. (The)	49,683
82	Popular, Inc.	2,437
746	SunTrust Banks, Inc.	31,138
211	Synovus Financial Corp.	6,575
1,403	U.S. Bancorp	59,894
837	Wells Fargo & Co.	41,833
71	Zions Bancorporation	1,954

		417,059

	Capital Markets — 1.3%
235	Ameriprise Financial, Inc.	22,537
902	Bank of New York Mellon Corp. (The)	36,296
122	BlackRock, Inc., Class A	43,472
320	Eaton Vance Corp.	11,050
397	Federated Investors, Inc., Class B	12,545
184	Goldman Sachs Group, Inc.	30,196
951	Invesco Ltd. (Bermuda)	29,491
618	Northern Trust Corp.	43,927
401	Raymond James Financial, Inc.	20,920
1,445	SEI Investments Co.	69,476
476	State Street Corp.	29,655
659	T. Rowe Price Group, Inc.	49,616
910	TD Ameritrade Holding Corp.	27,145

		426,326

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — 0.5%
440	American Express Co.	28,789
482	Capital One Financial Corp.	34,892
754	Discover Financial Services	42,428
3,578	SLM Corp. (a)	24,223
796	Synchrony Financial (a)	24,334

		154,666

	Diversified Financial Services — 0.6%
353	CME Group, Inc., Class A	32,444
631	FactSet Research Systems, Inc.	95,123
146	Intercontinental Exchange, Inc.	35,045
349	Moody’s Corp.	33,406
457	Voya Financial, Inc.	14,839

		210,857

	Insurance — 3.0%
958	Aflac, Inc.	66,073
726	Allstate Corp. (The)	47,226
271	American Financial Group, Inc.	18,729
923	American International Group, Inc.	51,522
559	Aon plc (United Kingdom)	58,762
554	Assurant, Inc.	46,852
425	Chubb Ltd.	50,090
898	Cincinnati Financial Corp.	59,277
109	Erie Indemnity Co., Class A	10,289
264	Everest Re Group Ltd. (Bermuda)	48,814
966	FNF Group	30,815
871	Genworth Financial, Inc., Class A (a)	2,988
909	Hartford Financial Services Group, Inc. (The)	40,341
268	Kemper Corp.	8,297
679	Lincoln National Corp.	29,503
828	Marsh & McLennan Cos., Inc.	52,288
34	Mercury General Corp.	1,799
550	MetLife, Inc.	24,805
691	Principal Financial Group, Inc.	29,492
1,746	Progressive Corp. (The)	56,920
560	Prudential Financial, Inc.	43,478
210	Reinsurance Group of America, Inc., Class A	19,996
1,060	Torchmark Corp.	61,363
400	Travelers Cos., Inc. (The)	43,960
757	W.R. Berkley Corp. (Ireland)	42,392
1,722	XL Group plc, Class A (Ireland)	56,361

		1,002,432

	Real Estate Investment Trusts (REITs) — 2.6%
167	Alexandria Real Estate Equities, Inc.	15,523
4,440	Annaly Capital Management, Inc.	46,265

SHARES	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — continued
325	AvalonBay Communities, Inc.	57,457
383	Boston Properties, Inc.	49,353
79	Camden Property Trust	6,378
116	Care Capital Properties, Inc.	3,094
1,522	Chimera Investment Corp.	21,612
287	Corporate Office Properties Trust	7,370
481	Crown Castle International Corp.	41,789
685	Digital Realty Trust, Inc.	60,266
202	Duke Realty Corp.	4,418
440	Equity Residential	29,951
232	Essex Property Trust, Inc.	51,144
245	Extra Space Storage, Inc.	20,813
391	Federal Realty Investment Trust	59,463
234	Four Corners Property Trust, Inc.	4,154
946	General Growth Properties, Inc.	26,516
347	Iron Mountain, Inc.	12,676
1,250	Kimco Realty Corp.	35,150
62	Liberty Property Trust	2,164
322	Macerich Co. (The)	24,498
222	NorthStar Realty Europe Corp.	2,648
665	NorthStar Realty Finance Corp.	8,505
641	Prologis, Inc.	29,108
238	Public Storage	58,265
672	Rayonier, Inc.	16,585
427	Realty Income Corp.	25,278
526	Senior Housing Properties Trust	9,247
246	Simon Property Group, Inc.	49,488
79	Taubman Centers, Inc.	5,487
467	Ventas, Inc.	29,010
152	Vornado Realty Trust	14,551
502	Weingarten Realty Investors	18,534
463	Welltower, Inc.	32,141
127	Weyerhaeuser Co.	4,079

		882,980

	Real Estate Management & Development — 0.0% (b)
427	CBRE Group, Inc., Class A (a)	12,652
30	Jones Lang LaSalle, Inc.	3,455

		16,107

	Thrifts & Mortgage Finance — 0.2%
3,295	New York Community Bancorp, Inc.	49,524

	Total Financials	3,159,951

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care — 15.2%
	Biotechnology — 1.4%
499	Amgen, Inc.	78,992
503	Baxalta, Inc.	21,101
146	Biogen, Inc. (a)	40,148
626	Celgene Corp. (a)	64,735
1,050	Gilead Sciences, Inc.	92,620
328	Incyte Corp. (a)	23,705
1,108	Medivation, Inc. (a)	64,042
116	Myriad Genetics, Inc. (a)	4,176
127	Regeneron Pharmaceuticals, Inc. (a)	47,842
364	United Therapeutics Corp. (a)	38,293

		475,654

	Health Care Equipment & Supplies — 4.7%
2,297	Abbott Laboratories	89,353
2,523	Baxter International, Inc.	111,567
766	Becton, Dickinson & Co.	123,525
820	Boston Scientific Corp. (a)	17,974
978	C.R. Bard, Inc.	207,502
1,463	DENTSPLY SIRONA, Inc.	87,195
965	Edwards Lifesciences Corp. (a)	102,493
1,544	Hill-Rom Holdings, Inc.	74,652
1,280	Hologic, Inc. (a)	42,995
71	Intuitive Surgical Inc. (a)	44,472
1,403	Medtronic plc (Ireland)	111,048
1,896	St. Jude Medical, Inc.	144,475
1,299	Stryker Corp.	141,604
10	Teleflex, Inc.	1,558
1,216	Varian Medical Systems, Inc. (a)	98,715
1,577	Zimmer Biomet Holdings, Inc.	182,569

		1,581,697

	Health Care Providers & Services — 5.0%
760	Aetna, Inc.	85,325
611	Anthem, Inc.	86,010
897	Cardinal Health, Inc.	70,379
810	Centene Corp. (a)	50,188
644	Cigna Corp.	89,220
2,476	DaVita HealthCare Partners, Inc. (a)	182,976
1,300	Express Scripts Holding Co. (a)	95,849
1,032	HCA Holdings, Inc. (a)	83,200
1,079	Henry Schein, Inc. (a)	182,027
428	Humana, Inc.	75,786
1,384	Laboratory Corp. of America Holdings (a)	173,443
373	McKesson Corp.	62,597
1,922	Quest Diagnostics, Inc.	144,477

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
112	Tenet Healthcare Corp. (a)	3,549
778	UnitedHealth Group, Inc.	102,447
1,378	Universal Health Services, Inc., Class B	184,211

		1,671,684

	Health Care Technology — 0.3%
1,826	Cerner Corp. (a)	102,512

	Life Sciences Tools & Services — 1.1%
278	Illumina, Inc. (a)	37,527
113	Mettler-Toledo International, Inc. (a)	40,449
933	Thermo Fisher Scientific, Inc.	134,585
1,242	Waters Corp. (a)	161,659

		374,220

	Pharmaceuticals — 2.7%
1,192	AbbVie, Inc.	72,712
259	Allergan plc (Ireland) (a)	56,089
1,482	Bristol-Myers Squibb Co.	106,971
1,234	Eli Lilly & Co.	93,204
92	Jazz Pharmaceuticals plc (Ireland) (a)	13,864
1,678	Johnson & Johnson	188,070
1,790	Merck & Co., Inc.	98,164
1,065	Mylan N.V. (a)	44,421
3,834	Pfizer, Inc.	125,410
2,134	Zoetis, Inc., Class A	100,362

		899,267

	Total Health Care	5,105,034

	Industrials — 8.3%
	Aerospace & Defense — 1.7%
348	Boeing Co. (The)	46,910
358	General Dynamics Corp.	50,306
558	Honeywell International, Inc.	63,763
403	L-3 Communications Holdings, Inc., Class 3	53,007
269	Lockheed Martin Corp.	62,510
275	Northrop Grumman Corp.	56,721
470	Raytheon Co.	59,385
566	Rockwell Collins, Inc.	49,916
710	Textron, Inc.	27,463
244	TransDigm Group, Inc. (a)	55,600
403	United Technologies Corp.	42,061

		567,642

	Air Freight & Logistics — 0.4%
676	C.H. Robinson Worldwide, Inc.	47,976
718	United Parcel Service, Inc., Class B	75,440

		123,416

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Airlines — 0.6%
314	Alaska Air Group, Inc.	22,115
730	American Airlines Group, Inc.	25,324
1,064	Delta Air Lines, Inc.	44,337
1,797	JetBlue Airways Corp. (a)	35,562
1,125	Southwest Airlines Co.	50,186
605	United Continental Holdings, Inc. (a)	27,715

		205,239

	Building Products — 0.1%
908	Masco Corp.	27,885

	Commercial Services & Supplies — 1.1%
511	ADT Corp.	21,452
861	Cintas Corp.	77,300
1,454	Herman Miller, Inc.	43,867
1,988	Pitney Bowes, Inc.	41,688
1,766	Republic Services, Inc., Class A	83,126
311	Stericycle, Inc. (a)	29,719
130	Tyco International plc (Ireland)	5,008
1,199	Waste Management, Inc.	70,489

		372,649

	Construction & Engineering — 0.2%
306	Chicago Bridge & Iron Co., N.V.	12,316
719	Fluor Corp.	39,301
60	KBR, Inc.	934

		52,551

	Electrical Equipment — 0.6%
187	Acuity Brands, Inc.	45,607
454	Eaton Corp. plc (Ireland)	28,725
589	Emerson Electric Co.	32,177
361	Hubbell, Inc., Class B	38,179
384	Rockwell Automation, Inc.	43,573

		188,261

	Industrial Conglomerates — 0.5%
391	3M Co.	65,446
578	Danaher Corp.	55,921
1,824	General Electric Co.	56,088

		177,455

	Machinery — 2.0%
754	AGCO Corp.	40,316
514	Caterpillar, Inc.	39,948
118	Crane Co.	6,557
496	Cummins, Inc.	58,047
600	Deere & Co.	50,466
666	Dover Corp.	43,756

SHARES	SECURITY DESCRIPTION	VALUE($)

	Machinery — continued
479	Flowserve Corp.	23,380
559	Illinois Tool Works, Inc.	58,427
632	Ingersoll-Rand plc (Ireland)	41,421
1,775	ITT Corp.	68,107
1,834	Manitowoc Co., Inc.	10,454
589	PACCAR, Inc.	34,698
300	Parker-Hannifin Corp.	34,806
95	SPX Corp. (a)	1,530
95	SPX FLOW, Inc. (a)	2,846
1,078	Stanley Black & Decker, Inc.	120,650
287	Terex Corp.	6,856
644	Trinity Industries, Inc.	12,565

		654,830

	Professional Services — 0.2%
55	Dun & Bradstreet Corp. (The)	6,073
558	Nielsen Holdings plc	29,094
305	Robert Half International, Inc.	11,684
289	Verisk Analytics, Inc., Class A (a)	22,421

		69,272

	Road & Rail — 0.6%
386	Avis Budget Group, Inc. (a)	9,689
1,067	CSX Corp.	29,097
558	J.B. Hunt Transport Services, Inc.	46,247
398	Norfolk Southern Corp.	35,864
335	Ryder System, Inc.	23,088
511	Union Pacific Corp.	44,574

		188,559

	Trading Companies & Distributors — 0.3%
934	Fastenal Co.	43,702
305	United Rentals, Inc. (a)	20,413
154	W.W. Grainger, Inc.	36,116

		100,231

	Total Industrials	2,727,990

	Information Technology — 12.9%
	Communications Equipment — 1.1%
3,320	Cisco Systems, Inc.	91,267
522	F5 Networks, Inc. (a)	54,680
1,719	Harris Corp.	137,537
1,510	Juniper Networks, Inc.	35,334
11	Motorola Solutions, Inc.	827
820	QUALCOMM, Inc.	41,426

		361,071

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Computers & Peripherals — 1.5%
445	3D Systems Corp. (a)	7,872
1,192	Apple, Inc.	111,738
1,832	Diebold, Inc.	48,127
4,966	EMC Corp.	129,662
1,170	Hewlett Packard Enterprise Co.	19,492
4,636	HP, Inc.	56,884
612	Lexmark International, Inc., Class A	23,623
1,284	NetApp, Inc.	30,354
559	SanDisk Corp. (a)	41,998
612	Western Digital Corp.	25,009

		494,759

	Electronic Equipment & Instruments — 0.7%
1,250	Amphenol Corp., Class A	69,788
1,269	AVX Corp.	16,776
2,444	Corning, Inc.	45,629
378	Ingram Micro, Inc., Class A (a)	13,211
1,388	Leidos Holdings, Inc.	68,859
374	VeriFone Systems, Inc. (a)	10,644

		224,907

	Internet Software & Services — 1.6%
673	Akamai Technologies, Inc. (a)	34,316
126	Alphabet, Inc., Class A (a)	89,193
106	Alphabet, Inc., Class C (a)	73,459
1,805	eBay, Inc. (a)	44,096
482	Facebook, Inc., Class A (a)	56,674
2,120	IAC/Interactive Corp. (a)	98,241
1,298	VeriSign, Inc. (a)	112,147
962	Yahoo!, Inc. (a)	35,209

		543,335

	IT Services — 2.7%
485	Accenture plc (Ireland), Class A	54,766
125	Alliance Data Systems Corp. (a)	25,414
635	Automatic Data Processing, Inc.	56,160
1,360	Cognizant Technology Solutions Corp., Class A (a)	79,383
792	Computer Sciences Corp.	26,239
792	CSRA, Inc.	20,560
980	DST Systems, Inc.	118,266
966	Fidelity National Information Services, Inc.	63,563
728	Fiserv, Inc. (a)	71,140
158	FleetCor Technologies, Inc. (a)	24,440
408	Gartner, Inc. (a)	35,565
330	Global Payments, Inc.	23,819
881	International Business Machines Corp.	128,573

SHARES	SECURITY DESCRIPTION	VALUE($)

	IT Services — continued
511	MasterCard, Inc., Class A	49,562
1,059	Paychex, Inc.	55,195
367	Teradata Corp. (a)	9,285
160	Total System Services, Inc.	8,183
474	Visa, Inc., Class A	36,612
994	Western Union Co. (The)	19,880

		906,605

	Semiconductors & Semiconductor Equipment — 3.3%
1,538	Analog Devices, Inc.	86,620
2,835	Applied Materials, Inc.	58,032
533	Broadcom Ltd.	77,685
494	First Solar, Inc. (a)	27,585
4,392	Intel Corp.	132,990
692	KLA-Tencor Corp.	48,398
942	Lam Research Corp.	71,969
2,522	Linear Technology Corp.	112,178
3,205	Marvell Technology Group Ltd. (Bermuda)	31,986
1,469	Maxim Integrated Products, Inc.	52,473
1,269	Microchip Technology, Inc.	61,661
1,347	Micron Technology, Inc. (a)	14,480
2,073	NVIDIA Corp.	73,654
474	Qorvo, Inc. (a)	21,344
530	Skyworks Solutions, Inc.	35,415
604	SunPower Corp., Class A (a)	12,164
1,284	Teradyne, Inc.	24,280
1,614	Texas Instruments, Inc.	92,063
1,734	Xilinx, Inc.	74,701

		1,109,678

	Software — 2.0%
1,628	Activision Blizzard, Inc.	56,117
947	Adobe Systems, Inc. (a)	89,226
1,707	CA, Inc.	50,630
1,836	Cadence Design Systems, Inc. (a)	42,577
428	Citrix Systems, Inc. (a)	35,028
762	Electronic Arts, Inc. (a)	47,130
1,007	Intuit, Inc.	101,596
2,127	Microsoft Corp.	106,073
1,282	Oracle Corp.	51,101
822	Red Hat, Inc. (a)	60,310
2,337	Symantec Corp.	38,899

		678,687

	Total Information Technology	4,319,042

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 6.4%
	Chemicals — 4.5%
350	Air Products & Chemicals, Inc.	51,062
900	Airgas, Inc.	128,196
774	Albemarle Corp.	51,208
1,337	Ashland, Inc.	149,209
636	Cabot Corp.	31,030
1,427	Celanese Corp., Class A	100,889
801	CF Industries Holdings, Inc.	26,489
228	Chemours Co. (The)	2,079
1,132	Dow Chemical Co. (The)	59,555
848	E.I. du Pont de Nemours & Co.	55,892
450	Eastman Chemical Co.	34,371
1,062	Ecolab, Inc.	122,109
294	FMC Corp.	12,718
2,019	Huntsman Corp.	31,779
1,104	International Flavors & Fragrances, Inc.	131,895
473	LyondellBasell Industries N.V., Class A	39,103
1,175	Monsanto Co.	110,074
1,564	Mosaic Co. (The)	43,776
903	PPG Industries, Inc.	99,682
1,344	Praxair, Inc.	157,866
28	RPM International, Inc.	1,415
184	Sherwin-Williams Co. (The)	52,865
104	Valspar Corp. (The)	11,096

		1,504,358

	Construction Materials — 0.2%
178	Martin Marietta Materials, Inc.	30,123
241	Vulcan Materials Co.	25,939

		56,062

	Containers & Packaging — 0.5%
1,091	Ball Corp.	77,875
673	Bemis Co., Inc.	33,771
259	Crown Holdings, Inc. (a)	13,717
962	Sealed Air Corp.	45,560

		170,923

	Metals & Mining — 1.0%
3,301	Alcoa, Inc.	36,872
182	Compass Minerals International, Inc.	13,643
1,368	Freeport-McMoRan, Inc. (a)	19,152
1,775	Newmont Mining Corp.	62,072
1,696	Nucor Corp.	84,427
247	Reliance Steel & Aluminum Co.	18,270
170	Royal Gold, Inc.	10,645
680	Southern Copper Corp.	20,176

SHARES	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
3,300	United States Steel Corp.	63,063

		328,320

	Paper & Forest Products — 0.2%
379	Domtar Corp.	14,645
1,079	International Paper Co.	46,688

		61,333

	Total Materials	2,120,996

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.5%
4,678	AT&T, Inc.	181,600
1,086	CenturyLink, Inc.	33,612
280	Frontier Communications Corp.	1,557
3,228	Verizon Communications, Inc.	164,434
12,758	Windstream Holdings, Inc.	110,739

		491,942

	Wireless Telecommunication Services — 0.1%
851	Telephone & Data Systems, Inc.	25,164
8	T-Mobile US, Inc. (a)	315
236	United States Cellular Corp. (a)	10,063

		35,542

	Total Telecommunication Services	527,484

	Utilities — 13.2%
	Electric Utilities — 5.9%
2,545	American Electric Power Co., Inc.	161,607
2,450	Duke Energy Corp.	193,011
2,665	Edison International, Inc.	188,442
2,360	Entergy Corp.	177,425
3,313	Eversource Energy	186,986
4,218	Exelon Corp.	148,010
421	FirstEnergy Corp.	13,720
1,577	NextEra Energy, Inc.	185,424
2,488	Pinnacle West Capital Corp.	180,753
4,014	PPL Corp.	151,087
3,807	Southern Co. (The)	190,731
4,504	Xcel Energy, Inc.	180,295

		1,957,491

	Gas Utilities — 0.2%
3,070	Questar Corp.	76,965

	Independent Power Producers & Energy Trader — 0.1%
2,614	NRG Energy, Inc.	39,471

	Multi-Utilities — 7.0%
718	Alliant Energy Corp.	50,633

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
3,698	Ameren Corp.	177,504
6,065	CenterPoint Energy, Inc.	130,094
4,501	CMS Energy Corp.	183,101
2,546	Consolidated Edison, Inc.	189,932
2,550	Dominion Resources, Inc.	182,248
2,240	DTE Energy Co.	199,718
6,720	NiSource, Inc.	152,611
2,570	PG&E Corp.	149,574
4,314	Public Service Enterprise Group, Inc.	199,005
2,740	SCANA Corp.	188,211
1,719	Sempra Energy	177,659
6,479	TECO Energy, Inc.	179,922
3,241	WEC Energy Group, Inc.	188,660

		2,348,872

	Total Utilities	4,422,799

	Total Common Stocks (Cost $32,063,942)	33,241,122

	Total Investments — 99.7% (Cost $32,063,942)	33,241,122
	Other Assets in Excess of Liabilities — 0.3%	106,143

	NET ASSETS — 100.0%	$33,347,265

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

PLC	PublicLimited Company
REIT	RealEstate Investment Trust
(a)	Non-incomeproducing security.
(b)	Amountrounds to less than 0.1%.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	13

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2016 (Unaudited)

JPMorgan Diversified Return U.S. Equity ETF
ASSETS:
Investments in non-affiliates, at value	$33,241,122
Cash	110,421
Restricted cash	1,450
Receivables:
Dividends from non-affiliates	28,109
Due from Adviser	22,101
Deferred offering costs	5,191

Total Assets	33,408,394

LIABILITIES:
Accrued Liabilities:
Professional fees	56,489
Trustees’ and Chief Compliance Officer’s fees	1,715
Accounting fees	479
Custodian and Transfer Agent fees	1,692
Other	754

Total Liabilities	61,129

Net Assets	$33,347,265

NET ASSETS:
Paid-in Capital	$31,957,933
Accumulated undistributed (distributions in excess of) net investment income	170,082
Accumulated net realized gains (losses)	42,070
Net unrealized appreciation (depreciation)	1,177,180

Total Net Assets	$33,347,265

Outstanding number of shares (unlimited number of shares authorized — no par value)	600,000

Net asset value, per share	$55.58

Cost of investments in non-affiliates	$32,063,942

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

JPMorgan Diversified Return U.S. Equity ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$328,469
Interest income from affiliates	42

Total Investment Income	328,511

EXPENSES:
Investment advisory fees (Note 3.A)	31,074
Administration fees (Note 3.B)	11,484
Custodian and Transfer Agent fees	6,341
Professional fees	71,495
Trustees’ and Chief Compliance Officer’s fees	9,381
Registration and filing fees	1,357
Printing and mailing costs	6,328
Offering costs	13,328
Insurance expense	750
Accounting fees	2,364
Other	17,960

Total expenses	171,862

Less fees waived (Note 3.D)	(42,558)
Less expense reimbursements from affiliates (Note 3.D)	(87,181)
Less expense reimbursements from non-affiliates (Note 3.C)	(2,900)

Net expenses	39,223

Net investment income (loss)	289,288

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	42,592

Net realized gain (loss)	42,592

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	360,854

Change in net unrealized appreciation/depreciation	360,854

Net realized/unrealized gains (losses)	403,446

Change in net assets resulting from operations	$692,734

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	15

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Diversified Return U.S. Equity ETF
	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$289,288	$10,819
Net realized gain (loss)	42,592	(522)
Change in net unrealized appreciation/depreciation	360,854	816,326

Change in net assets resulting from operations	692,734	826,623

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(130,025)	—

Total distributions to shareholders	(130,025)	—

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	21,957,933	10,000,000

NET ASSETS:
Change in net assets	22,520,642	10,826,623

Beginning of period	10,826,623	—

End of period	$33,347,265	$10,826,623

Accumulated undistributed (distributions in excess of) net investment income	$170,082	$10,819

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	21,957,933	10,000,000

Total change in net assets resulting from capital transactions	$21,957,933	$10,000,000

SHARE TRANSACTIONS:
Issued	400,000	200,000

Net increase in shares from share transactions	400,000	200,000

(a)	Commencement of operations was September 29, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	17

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net Investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Market price, end of period

JPMorgan Diversified Return U.S. Equity ETF
Six Months Ended April 30, 2016 (Unaudited)	$54.13	$0.57	$1.14	$1.71	$(0.26)	$55.58	$55.61
September 29, 2015 (a) through October 31, 2015	50.00	0.06	4.07	4.13	—	54.13	54.16

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.
(f)	Annualized for periods less than one year, unless otherwise indicated.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(h)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from the numerator are amounts relating to in-kind transactions.
(i)	Amount rounds to less than 0.1%.

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (f)
Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses (g)	Net investment income (loss)	Expenses without waivers and reimbursements (g)	Portfolio turnover rate (c)(h)

3.18%	3.18%	$33,347,265	0.29%	2.14%	1.27%	13%
8.26	8.32	10,826,623	0.29	1.20	5.75	—	(i)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited)

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. JPMorgan Diversified Return U.S. Equity ETF (the “Fund” or the “U.S. Equity ETF”) is a separate diversified series of the Trust covered in this report.

The Fund commenced operations on September 29, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Russell 1000 Diversified Factor Index.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as the Adviser (“Adviser”) and Administrator (the “Administrator”) to the Fund. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Fund’s administrator. Effective April 1, 2016, JPMFM merged into JPMIM, and JPMIM became the Fund’s administrator under the Administration Agreement.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market price for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through SEI Investments Distribution Co. (the “Distributor” or “SIDCO”), at NAV in large blocks of shares, typically 100,000 shares, referred to as “Creation Units.” Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of the U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instruments are traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

20	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

All portfolio holdings designated as Level 1 are disclosed individually on the Schedule of Portfolio Investments (“SOIs”). Please refer to the SOIs for industry class specifics of the portfolio holdings.

There were no transfers among any levels during the period ended April 30, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of April 30, 2016, the Fund had no investments in restricted securities.

C. Offering and Organizational Costs — Total offering costs of $18,519 incurred in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Trust, if any, were recorded as an expense at the time it commenced operations.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

E. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined as of April 30, 2016, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid annually. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser supervises the investments of the Fund and is paid a fee for such services. The fee is accrued daily and paid monthly at an annual rate of 0.23% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.D.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.085% of the Fund’s average daily net assets in the Trust covered by the Administration Agreement.

The Administrator waived administration fees as authorized in Note 3.D.

C. Custodian and Transfer Agent Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, provides portfolio custody and transfer agency services to the Fund. The amounts paid directly to JPMCB by the Fund for custody services are included in the Custodian and Transfer Agent fees on the Statement of Operations. With respect to the transfer agency services provided by JPMCB for each creation or redemption transaction, the Authorized Participant will generally be responsible for such associated expenses; during the period, the Fund paid no transfer agency fees to JPMCB.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

For the period ended April 30, 2016, the transaction fees paid by the Authorized Participants that were used to reimburse custodian fees of the Fund were $2,900.

Restricted cash on the Statement of Assets and Liabilities is cash received from Authorized Participants for the reimbursement of creation and/or redemption of Fund shares.

Interest income, earned on cash balances at the custodian, if any, is included as Interest income from affiliates in the Statement of Operations.

Interest expense paid to the custodian related to overdrafts, if any, is included in Interest expense to affiliates in the Statement of Operations.

D. Waivers and Reimbursements — The Adviser has contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.29% of the Fund’s average daily net assets.

The expense limitation agreements were in effect for the period ended April 30, 2016. The contractual expense limitation percentage is in place until at least February 28, 2019.

For the period ended April 30, 2016, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Total	Contractual Reimbursements
$31,074	$11,484	$42,558	$90,081

Contractual Reimbursements include reimbursements outlined in Note 3.C.

E. Other — Certain officers of the Trust are affiliated with the Adviser. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Fund’s Statement of Operations.

During the period ended April 30, 2016, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

4. Investment Transactions

During the period ended April 30, 2016, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$25,408,170	$3,366,426

During the period ended April 30, 2016, there were no purchases or sales of U.S. Government securities.

For the period ended April 30, 2016, in-kind transactions associated with creations and redemptions were $21,958,000 and $0, respectively.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at April 30, 2016, were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$32,063,942	$2,064,428	$(887,248)	$1,177,180

There is no difference between book and tax basis appreciation (depreciation) on investments.

As of October 31, 2015, the Fund had net capital loss carryforwards, with no expiration dates, as follows:

Capital Loss Carryforward Character
Short-Term	Long-Term
$(522)	$—

6. Capital Share Transactions

The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.

22	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a “DTC Participant”; which, in either case, must have executed an agreement with the Distributor.

Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund’s registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

For more information about Creation Unit transactions please refer to the Fund’s Statement of Additional information.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of April 30, 2016, the Adviser owned 77% of the outstanding shares of the Fund.

Premium/Discount Risk — Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

Index Tracking Risk — The Fund may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing a Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

8. Related Party Transactions

The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the investment policies of the Fund or the securities that are purchased or sold by the Fund. SIDCO receives no fee for its distribution services under the Distribution Agreement.

The Fund may use related party broker-dealers. For the period ended April 30, 2016, the Fund incurred no brokerage commissions with broker-dealers affiliated with the Adviser or Trust.

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	23

SUPPLEMENTAL INFORMATION

FOR THE PERIOD INDICATED (Unaudited)

The table below indicates the number of trading days in which the Fund traded within the range of the premium/discount noted. The number of days in each range is also shown as a percentage of the total trading days for the period covered in the table. All information within the table is based on historical performance. Past performance cannot be used to predict future results. Shareholders may pay more than NAV when they buy fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market prices.

	U.S. Equity ETF (a)
Range of Premium/( Discount)	Day Count	Percentage
Between 0.50% and -0.50%	149	100.00%

	149	100.00%

(a)	For the period September 29, 2015 (fund inception date) to April 30, 2016.

24	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2016

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, November 1, 2015 and continued to hold your shares at the end of the reporting period, April 30, 2016.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Annualized Expense Ratios	Expenses Paid During Period (1)
JPMorgan Diversified Return U.S. Equity ETF
Actual Fund Return	$1,000.00	$1,031.80	0.29%	$1.47
Hypothetical 5% Return	1,000.00	1,023.42	0.29%	1.46

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

APRIL 30, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	25

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-844-457-6383 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. April 2016.	SAR-ETF-0416

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the
Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of

Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange
Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer
June 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer
June 30, 2016

By:	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
June 30, 2016